UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.4%)
U.S. Government Securities (1.2%)
1	United States Treasury Note/Bond	3.500%	2/15/39	45,850	42,003
	United States Treasury Strip Principal	0.000%	2/15/36	175,000	59,568
	United States Treasury Strip Principal	0.000%	8/15/39	38,000	10,848
					112,419
Agency Bonds and Notes (1.2%)
2	Federal Home Loan Banks	5.500%	7/15/36	52,000	61,613
2	Federal National Mortgage Assn.	6.625%	11/15/30	21,000	28,220
2	Tennessee Valley Authority	5.250%	9/15/39	20,000	22,537
					112,370
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool		15.500%	10/1/12		—
					—
Total U.S. Government and Agency Obligations (Cost $201,829)					224,789
Corporate Bonds (86.5%)
Finance (27.1%)
	Banking (16.8%)
	American Express Co.	8.150%	3/19/38	32,025	43,426
	Bank of America Corp.	5.625%	7/1/20	5,000	5,201
	Bank of America Corp.	6.800%	3/15/28	35,000	35,555
	Bank of America Corp.	6.500%	9/15/37	3,900	3,973
	Bank of America NA	6.000%	10/15/36	60,000	57,759
	Bank One Corp.	7.750%	7/15/25	25,000	30,351
	Bank One Corp.	7.625%	10/15/26	25,950	31,464
	Bank One Corp.	8.000%	4/29/27	30,869	38,724
	Barclays Bank PLC	5.140%	10/14/20	21,150	20,919
4	Barclays Bank PLC	10.179%	6/12/21	11,010	14,593
	Citigroup Inc.	8.500%	5/22/19	10,000	12,584
	Citigroup Inc.	6.625%	1/15/28	25,000	26,566
	Citigroup Inc.	6.625%	6/15/32	55,055	56,728
	Citigroup Inc.	5.875%	2/22/33	15,000	14,251
	Citigroup Inc.	6.000%	10/31/33	22,395	21,601
	Citigroup Inc.	5.850%	12/11/34	36,500	36,155
	Citigroup Inc.	6.125%	8/25/36	33,800	32,822
	Citigroup Inc.	5.875%	5/29/37	15,000	14,745
	Citigroup Inc.	8.125%	7/15/39	13,300	16,683
	Credit Suisse USA Inc.	7.125%	7/15/32	38,000	46,968
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	60,587
	Goldman Sachs Group Inc.	6.450%	5/1/36	45,000	45,430
	Goldman Sachs Group Inc.	6.750%	10/1/37	128,660	135,014
4	HBOS PLC	6.000%	11/1/33	35,420	28,418
	HSBC Bank USA NA	5.875%	11/1/34	50,700	51,561
	HSBC Bank USA NA	5.625%	8/15/35	28,000	27,488
	HSBC Bank USA NA	7.000%	1/15/39	10,000	11,619
	HSBC Holdings PLC	7.625%	5/17/32	21,200	23,695
	HSBC Holdings PLC	6.500%	5/2/36	2,000	2,153
	HSBC Holdings PLC	6.500%	9/15/37	20,000	21,567

	HSBC Holdings PLC	6.800%	6/1/38	58,985	65,876
	JP Morgan Chase Capital XXV	6.800%	10/1/37	28,415	28,089
	JPMorgan Chase & Co.	4.400%	7/22/20	5,000	5,070
	JPMorgan Chase & Co.	6.400%	5/15/38	77,850	88,287
	JPMorgan Chase & Co.	5.500%	10/15/40	9,500	9,593
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	12,975	12,892
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,450	46,117
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	34,590	37,811
	Morgan Stanley	5.625%	9/23/19	9,550	10,014
	Morgan Stanley	6.250%	8/9/26	12,850	13,235
	Morgan Stanley	7.250%	4/1/32	28,750	32,286
	National City Corp.	6.875%	5/15/19	15,000	17,545
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	22,309
	SunTrust Bank/Atlanta GA	5.400%	4/1/20	916	927
	USB Capital XIII Trust	6.625%	12/15/39	9,750	9,788
	Wachovia Bank NA	5.850%	2/1/37	20,700	20,910
	Wachovia Bank NA	6.600%	1/15/38	70,225	77,615
	Wachovia Corp.	6.605%	10/1/25	30,000	31,942
	Wachovia Corp.	5.500%	8/1/35	15,730	14,830
	Wells Fargo & Co.	5.375%	2/7/35	37,000	37,814
	Wells Fargo Bank NA	5.950%	8/26/36	33,670	34,006

	Brokerage (0.3%)
4	FMR LLC	6.450%	11/15/39	27,500	26,991

	Finance Companies (2.6%)
	General Electric Capital Corp.	6.750%	3/15/32	117,095	129,940
	General Electric Capital Corp.	5.875%	1/14/38	37,905	38,321
	General Electric Capital Corp.	6.875%	1/10/39	62,685	72,039

	Insurance (6.9%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	12,004
	ACE INA Holdings Inc.	6.700%	5/15/36	8,070	9,522
	Aflac Inc.	6.450%	8/15/40	24,440	24,948
	Allstate Corp.	5.550%	5/9/35	14,075	14,334
	Allstate Corp.	5.950%	4/1/36	16,135	17,368
	AXA Financial Inc.	7.000%	4/1/28	34,910	36,363
4	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	10,743
	Hartford Financial Services Group Inc.	6.100%	10/1/41	26,429	23,759
4	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,240
4	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	35,056
4	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	25,720
	Lincoln National Corp.	6.150%	4/7/36	10,000	9,944
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	19,676
4	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	25,525
	MetLife Inc.	6.500%	12/15/32	8,990	10,077
	MetLife Inc.	6.375%	6/15/34	16,010	17,750
4	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	40,254
	Munich Re America Corp.	7.450%	12/15/26	8,500	9,532
4	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	26,936
4	New York Life Insurance Co.	5.875%	5/15/33	50,275	53,749
4	Pacific Life Insurance Co.	9.250%	6/15/39	23,145	28,225
	Principal Financial Group Inc.	6.050%	10/15/36	11,500	11,435
	Prudential Financial Inc.	5.750%	7/15/33	13,000	12,767
	Prudential Financial Inc.	5.400%	6/13/35	10,000	9,424

4	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	24,058	28,181
	Travelers Property Casualty Corp.	7.750%	4/15/26	20,000	25,018
	UnitedHealth Group Inc.	5.800%	3/15/36	38,250	39,049
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	14,272
	UnitedHealth Group Inc.	6.875%	2/15/38	24,422	28,391
	UnitedHealth Group Inc.	5.700%	10/15/40	1,335	1,325
	WellPoint Inc.	5.850%	1/15/36	11,450	11,579
	WellPoint Inc.	6.375%	6/15/37	10,000	10,855
	XL Group PLC	6.375%	11/15/24	8,500	8,708

	Real Estate Investment Trusts (0.5%)
	Realty Income Corp.	6.750%	8/15/19	14,500	16,717
	Simon Property Group LP	6.750%	2/1/40	28,900	33,588
					2,557,881
Industrial (45.9%)
	Basic Industry (0.4%)
	EI du Pont de Nemours & Co.	4.900%	1/15/41	19,150	18,872
	Monsanto Finance Canada Co.	5.500%	7/30/35	11,250	11,710
	Southern Copper Corp.	6.750%	4/16/40	6,630	7,136

	Capital Goods (3.5%)
	3M Co.	6.375%	2/15/28	35,000	41,680
	3M Co.	5.700%	3/15/37	15,000	17,022
	Boeing Co.	6.625%	2/15/38	16,000	19,454
	Boeing Co.	5.875%	2/15/40	3,065	3,437
	Boeing Co.	7.875%	4/15/43	8,000	11,105
	Caterpillar Inc.	6.625%	7/15/28	30,000	35,902
	Deere & Co.	7.125%	3/3/31	15,000	18,940
	Eaton Corp.	7.625%	4/1/24	15,000	19,929
	Goodrich Corp.	6.800%	7/1/36	5,000	5,854
	Lockheed Martin Corp.	6.150%	9/1/36	4,600	5,221
	Raytheon Co.	4.875%	10/15/40	19,510	19,152
4	Siemens Financieringsmaatschappij NV	6.125%	8/17/26	41,030	46,719
	United Technologies Corp.	7.500%	9/15/29	15,000	19,890
	United Technologies Corp.	6.125%	7/15/38	44,000	51,275
	United Technologies Corp.	5.700%	4/15/40	18,150	20,237

	Communication (11.3%)
	Alltel Corp.	6.800%	5/1/29	2,697	3,052
	Alltel Corp.	7.875%	7/1/32	11,913	15,389
	America Movil SAB de CV	6.125%	3/30/40	25,110	27,786
	AT&T Inc.	6.300%	1/15/38	13,000	14,274
	AT&T Inc.	6.550%	2/15/39	15,000	17,118
4	AT&T Inc.	5.350%	9/1/40	46,595	44,953
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,550	5,671
	BellSouth Corp.	6.875%	10/15/31	30,000	33,709
	BellSouth Corp.	6.000%	11/15/34	40,000	41,326
	BellSouth Telecommunications Inc.	7.000%	12/1/95	7,850	8,590
	CBS Corp.	7.875%	9/1/23	4,325	5,189
	CBS Corp.	7.875%	7/30/30	37,000	43,416
	Comcast Corp.	5.650%	6/15/35	35,714	35,274
4	COX Communications Inc.	6.450%	12/1/36	10,000	10,806
4	COX Communications Inc.	8.375%	3/1/39	16,310	21,572
	Deutsche Telekom International Finance BV	8.750%	6/15/30	27,200	37,711

	Discovery Communications LLC	6.350%	6/1/40	13,210	14,403
	France Telecom SA	8.500%	3/1/31	61,255	86,297
	Grupo Televisa SA	6.625%	1/15/40	12,325	13,499
	GTE Corp.	6.940%	4/15/28	20,000	22,734
	Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	22,751
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	30,755
4	NBC Universal Inc.	6.400%	4/30/40	8,650	9,387
4	NBC Universal Inc.	5.950%	4/1/41	17,280	17,663
	News America Holdings Inc.	7.750%	12/1/45	2,840	3,422
	News America Inc.	6.400%	12/15/35	28,000	30,347
	News America Inc.	6.900%	8/15/39	10,000	11,539
	Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	11,508
	Telecom Italia Capital SA	7.721%	6/4/38	22,275	25,602
	Telefonica Emisiones SAU	7.045%	6/20/36	59,985	71,297
	Telefonica Europe BV	8.250%	9/15/30	16,100	20,980
	Time Warner Cable Inc.	6.550%	5/1/37	40,000	44,363
	Verizon Communications Inc.	5.850%	9/15/35	30,000	31,860
	Verizon Communications Inc.	6.250%	4/1/37	20,000	22,305
	Verizon Communications Inc.	6.400%	2/15/38	33,815	38,644
	Verizon Communications Inc.	6.900%	4/15/38	10,335	12,467
	Verizon Communications Inc.	7.350%	4/1/39	10,950	13,856
	Verizon Global Funding Corp.	7.750%	12/1/30	29,750	37,724
	Verizon Maryland Inc.	5.125%	6/15/33	12,000	10,582
	Verizon New Jersey Inc.	8.000%	6/1/22	25,000	31,500
	Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	7,184
	Vodafone Group PLC	6.150%	2/27/37	56,305	63,540

	Consumer Cyclical (7.6%)
	CVS Caremark Corp.	6.250%	6/1/27	24,000	26,737
	CVS Caremark Corp.	6.125%	9/15/39	13,000	13,963
	Daimler Finance North America LLC	8.500%	1/18/31	21,380	28,526
	Historic TW Inc.	6.625%	5/15/29	14,775	16,464
	Home Depot Inc.	5.875%	12/16/36	18,530	19,240
	Kohl's Corp.	6.875%	12/15/37	6,000	7,190
	Lowe's Cos. Inc.	6.500%	3/15/29	26,010	29,731
	Lowe's Cos. Inc.	5.800%	10/15/36	9,300	9,987
	Lowe's Cos. Inc.	5.800%	4/15/40	10,645	11,562
	McDonald's Corp.	6.300%	10/15/37	25,935	30,880
	McDonald's Corp.	6.300%	3/1/38	36,170	43,171
	McDonald's Corp.	5.700%	2/1/39	9,500	10,479
	McDonald's Corp.	4.875%	7/15/40	7,890	7,867
	Target Corp.	6.650%	8/1/28	15,000	17,227
	Target Corp.	7.000%	7/15/31	20,000	24,116
	Target Corp.	6.500%	10/15/37	20,850	24,743
	Target Corp.	7.000%	1/15/38	48,980	61,534
	Time Warner Inc.	7.625%	4/15/31	10,000	12,109
	Time Warner Inc.	6.500%	11/15/36	10,000	11,088
	Time Warner Inc.	6.200%	3/15/40	6,800	7,329
	Viacom Inc.	6.875%	4/30/36	23,750	27,678
	Wal-Mart Stores Inc.	7.550%	2/15/30	46,000	60,242
	Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	2,052
	Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	46,835
	Wal-Mart Stores Inc.	6.200%	4/15/38	72,150	83,760
	Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	10,805
	Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	19,482

	Wal-Mart Stores Inc.	5.000%	10/25/40	6,440	6,348
	Walt Disney Co.	7.000%	3/1/32	10,000	12,583
	Walt Disney Co.	7.550%	7/15/93	25,900	31,198

	Consumer Noncyclical (15.0%)
	Abbott Laboratories	6.000%	4/1/39	33,870	39,127
	Abbott Laboratories	5.300%	5/27/40	7,750	8,139
	Altria Group Inc.	7.750%	1/15/27	1,000	1,116
	Altria Group Inc.	9.950%	11/10/38	19,000	27,165
	Altria Group Inc.	10.200%	2/6/39	5,000	7,296
	Amgen Inc.	6.375%	6/1/37	30,000	34,836
	Amgen Inc.	6.900%	6/1/38	20,000	24,564
	Amgen Inc.	6.400%	2/1/39	34,430	39,977
	Anheuser-Busch Cos. Inc.	6.750%	12/15/27	3,500	4,005
	Anheuser-Busch Cos. Inc.	6.800%	8/20/32	6,900	8,085
	Anheuser-Busch Cos. Inc.	5.750%	4/1/36	11,460	12,021
4	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	14,995	21,056
	Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	13,162
	Archer-Daniels-Midland Co.	6.625%	5/1/29	10,000	11,955
	AstraZeneca PLC	6.450%	9/15/37	77,000	93,744
	Baxter International Inc.	6.250%	12/1/37	10,000	11,804
	Becton Dickinson and Co.	7.000%	8/1/27	8,300	10,314
	Becton Dickinson and Co.	6.700%	8/1/28	5,066	6,109
	Bestfoods	6.625%	4/15/28	30,000	36,850
	Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	12,355
	Bristol-Myers Squibb Co.	5.875%	11/15/36	5,000	5,638
	Bristol-Myers Squibb Co.	6.125%	5/1/38	16,322	19,204
4	Cargill Inc.	6.125%	4/19/34	1,880	2,041
4	Cargill Inc.	6.125%	9/15/36	23,000	24,991
4	Cargill Inc.	6.625%	9/15/37	13,182	15,324
	Coca-Cola Refreshments USA Inc.	6.950%	11/15/26	10,000	12,393
	Coca-Cola Refreshments USA Inc.	6.700%	10/15/36	7,882	9,989
	Eli Lilly & Co.	5.500%	3/15/27	36,775	40,134
	Eli Lilly & Co.	5.550%	3/15/37	3,500	3,767
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	23,240
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	47,205	56,984
	Johnson & Johnson	6.950%	9/1/29	22,457	28,744
	Johnson & Johnson	5.850%	7/15/38	9,000	10,526
	Kellogg Co.	7.450%	4/1/31	31,845	41,637
	Kraft Foods Inc.	6.500%	11/1/31	20,000	22,570
	Kraft Foods Inc.	6.500%	2/9/40	21,240	24,332
	Medtronic Inc.	6.500%	3/15/39	21,200	25,646
	Merck & Co. Inc.	6.500%	12/1/33	30,320	37,348
	Merck & Co. Inc.	5.750%	11/15/36	6,000	6,800
	Merck & Co. Inc.	6.550%	9/15/37	42,200	52,805
	Merck & Co. Inc.	5.850%	6/30/39	20,000	23,031
	PepsiCo Inc.	7.000%	3/1/29	17,000	21,587
	PepsiCo Inc.	5.500%	1/15/40	48,350	52,244
	PepsiCo Inc.	4.875%	11/1/40	19,375	19,318
	Pfizer Inc.	7.200%	3/15/39	56,000	74,631
	Pharmacia Corp.	6.750%	12/15/27	28,000	33,794
	Philip Morris International Inc.	6.375%	5/16/38	55,090	65,478
3	Procter & Gamble - Esop	9.360%	1/1/21	12,213	16,077
	Procter & Gamble Co.	6.450%	1/15/26	27,000	33,107
	Procter & Gamble Co.	5.500%	2/1/34	15,000	16,631

	Procter & Gamble Co.	5.550%	3/5/37	7,000	7,866
4	Roche Holdings Inc.	7.000%	3/1/39	47,905	62,125
4	Tesco PLC	6.150%	11/15/37	32,020	36,800
	Wyeth	5.950%	4/1/37	58,000	66,086

	Energy (4.0%)
	Burlington Resources Finance Co.	7.400%	12/1/31	25,000	31,269
	ConocoPhillips	7.000%	3/30/29	13,150	15,425
	ConocoPhillips	5.900%	10/15/32	20,300	22,736
	ConocoPhillips	6.500%	2/1/39	50,735	62,234
	ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,320
	Devon Financing Corp. ULC	7.875%	9/30/31	6,455	8,556
	Encana Corp.	6.500%	8/15/34	10,000	11,442
	Halliburton Co.	8.750%	2/15/21	10,000	12,974
	4 Halliburton Co.	7.600%	8/15/96	14,937	17,740
	Hess Corp.	6.000%	1/15/40	5,000	5,389
	Hess Corp.	5.600%	2/15/41	5,000	5,100
	Marathon Oil Corp.	6.600%	10/1/37	9,300	10,737
	Shell International Finance BV	6.375%	12/15/38	59,705	72,505
	Shell International Finance BV	5.500%	3/25/40	21,300	23,301
	Statoil ASA	5.100%	8/17/40	9,000	9,289
	Texaco Capital Inc.	8.625%	11/15/31	13,000	17,938
	Tosco Corp.	7.800%	1/1/27	15,000	18,859
	Tosco Corp.	8.125%	2/15/30	20,000	26,496

	Other Industrial (0.4%)
4	Hutchison Whampoa International 03/33 Ltd.	7.450%	11/24/33	26,385	33,910

	Technology (3.3%)
	Cisco Systems Inc.	5.900%	2/15/39	55,000	61,603
	Cisco Systems Inc.	5.500%	1/15/40	10,150	10,902
	HP Enterprise Services LLC	7.450%	10/15/29	6,368	8,317
	International Business Machines Corp.	7.000%	10/30/25	50,400	66,034
	International Business Machines Corp.	5.600%	11/30/39	50,000	55,279
	Microsoft Corp.	4.500%	10/1/40	25,630	24,518
	Oracle Corp.	6.500%	4/15/38	33,927	40,938
	Oracle Corp.	6.125%	7/8/39	18,448	21,146
4	Oracle Corp.	5.375%	7/15/40	22,660	23,700

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	29,563
	United Parcel Service Inc.	6.200%	1/15/38	4,230	5,020
					4,333,314
Utilities (13.5%)
	Electric (12.1%)
	Alabama Power Co.	5.700%	2/15/33	12,800	13,790
	Alabama Power Co.	6.000%	3/1/39	5,475	6,170
	American Water Capital Corp.	6.593%	10/15/37	10,000	11,010
	Appalachian Power Co.	6.700%	8/15/37	50,000	56,048
	Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	11,175
	Carolina Power & Light Co.	5.700%	4/1/35	7,500	8,065
	Connecticut Light & Power Co.	6.350%	6/1/36	15,000	17,798
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	9,506
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	11,024
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	20,605

	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	16,016
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	6,633
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,770	8,423
	Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,533
	Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	59,614
4	E.ON International Finance BV	6.650%	4/30/38	20,000	24,924
4	Enel Finance International SA	6.800%	9/15/37	6,175	6,926
4	Enel Finance International SA	6.000%	10/7/39	35,990	36,566
	Florida Power & Light Co.	5.625%	4/1/34	16,275	17,566
	Florida Power & Light Co.	5.400%	9/1/35	13,380	14,050
	Florida Power & Light Co.	5.690%	3/1/40	7,350	8,133
	Florida Power Corp.	6.750%	2/1/28	22,375	24,947
	Georgia Power Co.	5.950%	2/1/39	19,565	21,837
	Georgia Power Co.	5.400%	6/1/40	6,900	7,146
	Georgia Power Co.	4.750%	9/1/40	9,555	8,956
	Midamerican Energy Holdings Co.	6.125%	4/1/36	28,100	31,342
	National Rural Utilities Cooperative Finance
	Corp.	8.000%	3/1/32	53,885	71,135
	Northern States Power Co.	7.125%	7/1/25	20,000	26,453
	Northern States Power Co.	6.200%	7/1/37	40,000	46,737
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	14,510
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	6,872	8,594
	Pacific Gas & Electric Co.	6.050%	3/1/34	24,240	27,203
	Pacific Gas & Electric Co.	5.800%	3/1/37	7,377	8,071
	Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	41,733
	Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	20,623
	PacifiCorp	6.100%	8/1/36	15,000	17,150
	PacifiCorp	6.250%	10/15/37	7,815	9,132
	PacifiCorp	6.350%	7/15/38	20,000	23,540
	PacifiCorp	6.000%	1/15/39	34,100	38,976
	Potomac Electric Power Co.	7.900%	12/15/38	2,800	3,882
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	11,817
	PSEG Power LLC	8.625%	4/15/31	19,005	24,854
	Public Service Electric & Gas Co.	5.800%	5/1/37	995	1,104
	Public Service Electric & Gas Co.	5.375%	11/1/39	10,000	10,581
	Puget Sound Energy Inc.	6.724%	6/15/36	10,000	11,680
	Puget Sound Energy Inc.	6.274%	3/15/37	4,700	5,207
	Puget Sound Energy Inc.	5.795%	3/15/40	18,500	19,307
	Puget Sound Energy Inc.	5.764%	7/15/40	4,520	4,731
4	Rochester Gas & Electric Corp.	8.000%	12/15/33	5,000	6,503
	San Diego Gas & Electric Co.	6.000%	6/1/26	25,000	30,389
	South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	41,146
	South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	9,666
	Southern California Edison Co.	6.000%	1/15/34	12,575	14,301
	Southern California Edison Co.	5.350%	7/15/35	1,045	1,097
	Southern California Edison Co.	4.500%	9/1/40	12,000	11,262
	Tampa Electric Co.	6.150%	5/15/37	35,000	38,396
	Union Electric Co.	8.450%	3/15/39	9,000	12,700
	Virginia Electric and Power Co.	6.000%	5/15/37	53,525	60,541
	Virginia Electric and Power Co.	6.350%	11/30/37	11,170	13,219

	Natural Gas (1.4%)
	KeySpan Corp.	5.875%	4/1/33	12,000	12,273
	KeySpan Corp.	5.803%	4/1/35	10,000	10,482
	Sempra Energy	6.000%	10/15/39	20,000	22,080

	Texas Eastern Transmission LP	7.000%	7/15/32	17,000	20,967
	TransCanada PipeLines Ltd.	6.200%	10/15/37	5,000	5,686
	TransCanada PipeLines Ltd.	7.625%	1/15/39	46,800	61,590

	Other Utility (0.0%)
	Veolia Environnement	6.750%	6/1/38	1,860	2,235

1,281,356
Total Corporate Bonds (Cost $7,354,310)					8,172,551
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
4	CDP Financial Inc.	5.600%	11/25/39	15,000	16,026
4	EDF SA	6.950%	1/26/39	35,000	44,983
4	EDF SA	5.600%	1/27/40	4,000	4,338
	Province of British Columbia Canada	6.500%	1/15/26	13,800	18,178
Total Sovereign Bonds (Cost $70,206)					83,525
Taxable Municipal Bonds (7.7%)
	Board of Regents of the Univ. of Texas
	System Rev. Financing System	4.794%	8/15/46	8,665	8,307
	California GO	7.500%	4/1/34	26,230	27,448
	California GO	7.550%	4/1/39	24,815	26,012
	California GO	7.300%	10/1/39	30,240	31,014
	California GO	7.625%	3/1/40	35,210	37,156
	California Public Works Board Lease Rev.
	(Build America Bonds)	8.361%	10/1/34	4,995	5,337
	Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	3,710	3,853
	Commonwealth Financing Auth. Pennsylvania
	Rev.	5.197%	6/1/26	25,000	26,191
	Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,740	1,943
	Duke Univ. North Carolina Rev.	5.850%	4/1/37	38,850	43,112
	Illinois GO	5.100%	6/1/33	121,265	96,654
	Illinois State Tollway Highway Auth. Toll
	Highway Rev.	6.184%	1/1/34	13,530	13,907
	Los Angeles CA USD GO	5.755%	7/1/29	19,500	19,355
	Massachusetts Dev. Finance Agency Rev.
	(Harvard Univ.)	6.300%	10/1/37	56,345	63,693
	Metro New York Transp Auth. Rev.
	(Dedicated Tax Fund)	7.336%	11/15/39	31,460	37,963
	Metro New York Transp Auth. Rev.
	(Dedicated Tax Fund)	6.089%	11/15/40	5,020	5,152
	New Jersey Econ. Dev. Auth. Rev. (Pension
	Funding)	7.425%	2/15/29	50,002	56,169
	New Jersey Educ. Fac. Auth. Rev. (Princeton
	Univ.)	5.700%	3/1/39	14,715	16,401
	New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	23,590	27,752
	New York City NY Transitional Finance Auth.
	Rev.	5.508%	8/1/37	3,975	3,938
	New York State Dormitory Auth. Rev.
	(Personal Income Tax)	5.289%	3/15/33	7,325	7,201
	New York State Dormitory Auth. Rev.
	(Personal Income Tax)	5.628%	3/15/39	15,560	15,711
	North Texas Tollway Auth. Rev.	6.718%	1/1/49	17,440	17,934
	Ohio State Univ. General Receipts Rev.	4.910%	6/1/40	12,345	11,859
	Oregon Community College Dist.	5.440%	6/30/23	10,595	11,618
	Oregon School Boards Association GO	4.759%	6/30/28	15,000	14,195

Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	4.839%	1/1/41	18,525	17,649
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	10,035	11,272
Texas State Transp. Comm. Rev. (First Tier)	5.178%	4/1/30	4,090	4,231
Texas State Transp. Comm. Rev. (First Tier)	4.631%	4/1/33	6,255	6,065
Univ. of California Regents	5.770%	5/15/43	5,135	5,156
Univ. of California Regents	6.583%	5/15/49	2,795	2,962
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	12,800	13,110
Washington GO	5.481%	8/1/39	8,890	9,097
Wisconsin GO	5.700%	5/1/26	23,025	24,845
Total Taxable Municipal Bonds (Cost $728,526)				724,262
Temporary Cash Investment (1.2%)
Repurchase Agreement
Goldman, Sachs & Co.
(Dated 10/29/10, Repurchase Value
$113,302,000, collateralized by
Government National Mortgage Assn.
5.000%,4/20/35) (Cost $113,300)	0.230%	11/1/10	113,300	113,300

Total Investments (98.7%) (Cost $8,468,171)				9,318,427
Other Assets and Liabilities-Net (1.3%)				122,252
Net Assets (100%)				9,440,679

1 Securities with a value of $808,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $895,360,000, representing 9.5% of net assets.
GO—General Obligation Bond.
USD—United School District.

Long-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Long-Term Investment-Grade Fund

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation)
	Termination		Amount	(Paid)	(Paid)	(Depreciation
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX-IG11-5yr/Baa1[2]	12/20/13	GSI	198,400	5,125	1.500	7,031
CDX-IG11-10yr/Baa1[2]	12/20/18	GSI	198,400	4,241	1.400	9,187
CDX-IG14-10yr/Baa1[3]	6/20/20	BOA	100,000	163	1.000	(919)
Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(1,318)	(5.000)	(1,978)
						13,321

1 GSI—Goldman Sachs International.

BOANA—Bank of America NA.

At October 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund's investments were valued based on Level 2 inputs.

D. At October 31, 2010, the cost of investment securities for tax purposes was $8,468,171,000. Net unrealized appreciation of investment securities for tax purposes was $850,256,000, consisting of unrealized gains of $904,622,000 on securities that had risen in value since their purchase and $54,366,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
Conventional Mortgage-Backed Securities (97.8%)
[1,2] Fannie Mae Pool	3.330%	10/1/20	67,715	67,683
[1,2] Fannie Mae Pool	3.430%	9/1/20	14,533	14,732
[1,2] Fannie Mae Pool	3.500%	10/1/20–11/1/25	1,617,076	1,672,976
[1,2] Fannie Mae Pool	3.540%	9/1/20–9/1/20	4,849	4,956
[1,2] Fannie Mae Pool	3.545%	9/1/20	2,047	2,094
[1,2] Fannie Mae Pool	3.560%	9/1/20	2,263	2,317
[1,2] Fannie Mae Pool	3.590%	9/1/20	12,715	13,036
[1,2] Fannie Mae Pool	3.610%	9/1/20	1,378	1,416
[1,2] Fannie Mae Pool	3.620%	8/1/20–9/1/20	21,266	22,048
[1,2] Fannie Mae Pool	3.650%	9/1/20–9/1/20	9,353	9,719
[1,2] Fannie Mae Pool	3.660%	10/1/20	11,835	12,199
[1,2] Fannie Mae Pool	3.670%	9/1/20	11,686	12,062
[1,2] Fannie Mae Pool	3.680%	9/1/20–9/1/20	19,389	20,030
[1,2] Fannie Mae Pool	3.690%	9/1/20	4,774	4,935
[1,2] Fannie Mae Pool	3.700%	9/1/20	3,831	3,961
[1,2] Fannie Mae Pool	3.730%	9/1/20	4,809	4,987
[1,2] Fannie Mae Pool	3.740%	7/1/20–10/1/20	44,698	45,692
[1,2] Fannie Mae Pool	3.790%	8/1/20	9,369	9,799
[1,2] Fannie Mae Pool	3.800%	8/1/20–8/1/21	82,382	85,697
[1,2] Fannie Mae Pool	3.810%	9/1/20	1,930	2,013
[1,2] Fannie Mae Pool	3.820%	9/1/20	3,000	3,132
[1,2] Fannie Mae Pool	3.830%	9/1/20	1,174	1,226
[1,2] Fannie Mae Pool	3.840%	9/1/20	13,000	13,592
[1,2] Fannie Mae Pool	3.870%	8/1/20–9/1/20	10,448	10,887
[1,2] Fannie Mae Pool	3.890%	8/1/20–9/1/20	21,192	22,109
[1,2] Fannie Mae Pool	3.900%	8/1/20	2,545	2,653
[1,2] Fannie Mae Pool	3.920%	8/1/20	3,940	4,201
[1,2] Fannie Mae Pool	3.930%	7/1/20–9/1/20	25,894	27,619
[1,2] Fannie Mae Pool	3.940%	8/1/20	8,830	9,236
[1,2] Fannie Mae Pool	3.950%	7/1/20–8/1/20	45,825	47,933
[1,2] Fannie Mae Pool	3.970%	8/1/20–8/1/20	16,225	17,104
[1,2] Fannie Mae Pool	3.980%	9/1/20	674	712
[1,2] Fannie Mae Pool	3.990%	8/1/20	1,746	1,819
[1,2] Fannie Mae Pool	4.000%	8/1/20	16,265	16,958
[1,2] Fannie Mae Pool	4.040%	7/1/20–9/1/20	9,404	10,001
[1,2] Fannie Mae Pool	4.050%	8/1/20–8/1/20	1,267	1,336
[1,2] Fannie Mae Pool	4.060%	8/1/20	1,886	1,990
[1,2] Fannie Mae Pool	4.070%	7/1/20	6,370	6,730
[1,2] Fannie Mae Pool	4.080%	8/1/20	1,996	2,125
[1,2] Fannie Mae Pool	4.090%	9/1/20	3,682	3,944
[1,2] Fannie Mae Pool	4.100%	7/1/20	7,325	7,725
[1,2] Fannie Mae Pool	4.120%	7/1/20	10,591	11,154
[1,2] Fannie Mae Pool	4.130%	8/1/20–8/1/20	4,248	4,441
[1,2] Fannie Mae Pool	4.140%	8/1/20–8/1/20	2,495	2,628
[1,2] Fannie Mae Pool	4.150%	8/1/20	6,281	6,692
[1,2] Fannie Mae Pool	4.170%	7/1/20–7/1/20	28,909	30,653
[1,2] Fannie Mae Pool	4.180%	7/1/20	1,565	1,661
[1,2] Fannie Mae Pool	4.190%	7/1/20	21,925	23,286
[1,2] Fannie Mae Pool	4.230%	3/1/20–3/1/20	6,863	7,418

[1,2] Fannie Mae Pool		4.240%	7/1/20–7/1/20	3,489	3,718
[1,2] Fannie Mae Pool		4.270%	7/1/20–8/1/20	13,067	13,902
[1,2] Fannie Mae Pool		4.280%	7/1/20–7/1/20	7,478	7,958
[1,2] Fannie Mae Pool		4.310%	7/1/20–7/1/20	1,645	1,762
[1,2] Fannie Mae Pool		4.320%	7/1/20	1,075	1,155
[1,2] Fannie Mae Pool		4.330%	7/1/20–7/1/20	7,576	8,276
[1,2] Fannie Mae Pool		4.355%	3/1/20	7,352	8,013
[1,2] Fannie Mae Pool		4.370%	2/1/20–7/1/20	16,180	17,499
[1,2] Fannie Mae Pool		4.400%	8/1/20–8/1/20	1,158	1,252
[1,2] Fannie Mae Pool		4.410%	7/1/20–8/1/20	3,896	4,206
[1,2] Fannie Mae Pool		4.419%	6/1/20	34,700	37,468
[1,2] Fannie Mae Pool		4.430%	7/1/20–7/1/20	1,147	1,243
[1,2] Fannie Mae Pool		4.450%	7/1/20–7/1/20	4,813	5,205
[1,2] Fannie Mae Pool		4.490%	7/1/20	2,304	2,539
[1,2] Fannie Mae Pool		4.500%	3/1/20	1,938	2,138
[1,2] Fannie Mae Pool		5.500%	1/1/11–1/1/24	15,095	16,433
[1,2] Fannie Mae Pool		6.000%	7/1/22–11/1/40	1,855,782	2,022,586
2	Ginnie Mae I Pool	4.000%	6/15/19–11/1/40	2,845,524	2,964,746
2	Ginnie Mae I Pool	4.500%	5/15/18–11/1/40	3,227,590	3,427,917
2	Ginnie Mae I Pool	5.000%	1/15/18–11/1/40	3,586,180	3,867,634
2	Ginnie Mae I Pool	5.500%	4/15/13–11/1/40	5,078,102	5,551,127
2	Ginnie Mae I Pool	6.000%	10/15/16–11/1/40	3,200,591	3,542,410
2	Ginnie Mae I Pool	6.500%	11/15/10–8/1/40	3,362,117	3,752,480
2	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	216,245	244,140
2	Ginnie Mae I Pool	7.250%	12/15/26–2/15/27	151	170
2	Ginnie Mae I Pool	7.500%	9/15/16–10/15/31	80,328	90,252
2	Ginnie Mae I Pool	7.750%	2/15/27	150	169
2	Ginnie Mae I Pool	8.000%	4/15/11–8/15/31	35,025	39,299
2	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	8,083	8,962
2	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	5,671	6,204
2	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	42	45
2	Ginnie Mae I Pool	9.500%	12/15/13–7/15/22	3,169	3,489
2	Ginnie Mae I Pool	10.000%	2/15/14–7/15/19	137	149
2	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	4	5
2	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	24	23
2	Ginnie Mae I Pool	13.500%	12/15/14	5	5
2	Ginnie Mae I Pool	14.000%	6/15/11	1	1
2	Ginnie Mae II Pool	4.000%	4/20/39–11/1/40	685,705	188,800
2	Ginnie Mae II Pool	4.500%	12/20/24–11/1/40	5,617,152	5,859,784
2	Ginnie Mae II Pool	5.000%	12/20/24–11/1/40	2,312,931	2,489,580
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	95,640	104,467
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	461,134	507,818
2	Ginnie Mae II Pool	6.500%	4/20/37–2/20/40	144,456	161,010
2	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	1,585	1,762
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	403	455
2	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	113	119
2	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	581	639
2	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	215	241
2	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	39	44
2	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	15	15
2	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	32	35
2	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	14	15
2	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	29	31
2	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	19	20
2	Ginnie Mae II Pool	13.000%	9/20/13–11/20/14	14	15
2	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	8	8
					37,282,755

Nonconventional Mortgage-Backed Securities (1.9%)
[1,2] Fannie Mae Pool		3.870%	7/1/20	8,298	8,640
[1,2] Fannie Mae Pool		3.960%	8/1/20	18,439	19,240
[1,2] Fannie Mae Pool		4.050%	7/1/20	3,440	3,614
[1,2] Fannie Mae Pool		4.140%	7/1/20	10,109	10,702
[1,2] Fannie Mae Pool		4.170%	7/1/20	2,991	3,171
[1,2] Fannie Mae Pool		4.210%	11/1/19	1,638	1,756
[1,2] Fannie Mae Pool		4.210%	7/1/20	3,239	3,443
[1,2] Fannie Mae Pool		4.210%	7/1/20	2,940	3,125
[1,2] Fannie Mae Pool		4.230%	7/1/20	2,699	2,874
[1,2] Fannie Mae Pool		4.240%	1/1/20	2,750	2,994
[1,2] Fannie Mae Pool		4.250%	4/1/20	17,673	19,082
[1,2] Fannie Mae Pool		4.250%	7/1/20	2,642	2,817
[1,2] Fannie Mae Pool		4.270%	5/1/20	2,580	2,788
[1,2] Fannie Mae Pool		4.280%	7/1/20	20,149	21,528
[1,2] Fannie Mae Pool		4.290%	4/1/20	6,213	6,731
[1,2] Fannie Mae Pool		4.300%	7/1/20	8,054	8,782
[1,2] Fannie Mae Pool		4.300%	7/1/20	13,407	14,395
[1,2] Fannie Mae Pool		4.310%	5/1/20	2,986	3,236
[1,2] Fannie Mae Pool		4.330%	7/1/20	3,111	3,398
[1,2] Fannie Mae Pool		4.340%	4/1/20	31,462	34,190
[1,2] Fannie Mae Pool		4.360%	6/1/20	2,984	3,249
[1,2] Fannie Mae Pool		4.400%	5/1/20	12,343	13,251
[1,2] Fannie Mae Pool		4.430%	3/1/20	2,086	2,293
[1,2] Fannie Mae Pool		4.430%	5/1/20	2,061	2,252
[1,2] Fannie Mae Pool		4.430%	7/1/20	893	965
[1,2] Fannie Mae Pool		4.460%	8/1/20	1,297	1,404
[1,2] Fannie Mae Pool		4.470%	4/1/20	2,854	3,130
[1,2] Fannie Mae Pool		4.540%	4/1/20	1,827	2,020
[1,2] Fannie Mae Pool		4.560%	2/1/20	1,389	1,538
[1,2] Fannie Mae Pool		4.570%	5/1/19	5,885	6,499
[1,2] Fannie Mae Pool		4.601%	4/1/20	40,798	45,558
[1,2] Fannie Mae Pool		4.680%	3/1/20	1,491	1,653
2	Ginnie Mae II Pool	4.000%	10/20/39	76,627	79,922
2	Ginnie Mae II Pool	4.000%	12/20/39	18,358	19,131
2	Ginnie Mae II Pool	4.000%	1/20/40	4,603	4,838
2	Ginnie Mae II Pool	4.000%	2/20/40	13,109	13,810
2	Ginnie Mae II Pool	4.500%	11/20/39	6,279	6,740
[2,3] Government National Mortgage Assn.		0.456%	11/20/10	29,410	29,187
2	Government National Mortgage Assn.	5.000%	2/16/37	108,571	118,877
2	Government National Mortgage Assn.	5.000%	6/16/37	39,066	42,760
2	Government National Mortgage Assn.	5.500%	8/16/36	17,000	19,106
2	Government National Mortgage Assn.	6.000%	10/20/39	118,718	128,665
2	Government National Mortgage Assn.	6.500%	4/20/31	5,472	5,989
					729,343
Total U.S. Government and Agency Obligations (Cost $36,563,257)					38,012,098

Temporary Cash Investments (20.0%)
Repurchase Agreements (20.0%)
Barclays Capital Inc.
(Dated 10/29/10, Repurchase Value
$3,460,766,000, collateralized by Federal
Farm Credit Bank 0.300%-5.900%, 11/3/10-
10/29/37, Federal Home Loan Bank
0.000%-7.000%, 11/2/10-3/14/36,Federal
Home Loan Bank Discount Note 11/1/10-
6/5/11, Federal National Mortgage Assn.
0.500%-7.125%,11/15/10-8/6/38, Federal
National Mortgage Assn. Discount Note
11/1/10-8/8/11, Federal Home Loan
Mortgage Corp. 0.375%-6.750%, 11/23/10-
10/15/37, Federal Home Loan Mortgage
Corp. Discount Note 11/16/10-4/15/11)	0.230%	11/1/10	3,460,700	3,460,700
BNP Paribas Securities Corp.
(Dated 10/29/10, Repurchase Value
$1,472,628,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
5.000%, 4/1/40-11-1/40, Federal National
Mortgage Assn. 4.000%-6.000%, 10/1/19-
8/1/48)	0.230%	11/1/10	1,472,600	1,472,600
Deutsche Bank Securities, Inc.
(Dated 10/29/10, Repurchase Value
$2,068,038,000, collateralized by
Government National Mortgage Assn.
0.000%-7.000%, 4/20/35-10/15/40)	0.220%	11/1/10	2,068,000	2,068,000
J.P. Morgan Securities Inc.
(Dated 10/29/10, Repurchase Value
$649,112,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%-
6.314%, 1/1/20-11/1/40)	0.220%	11/1/10	649,100	649,100
Total Repurchase Agreements (Cost $7,650,400)				7,650,400
Total Temporary Cash Investments (Cost $7,650,400)				7,650,400
Total Investments (119.7%) (Cost $44,213,657)				45,662,498
Other Assets and Liabilities-Net (-19.7%)[4]				(7,529,366)
Net Assets (100%)				38,133,132

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3 Adjustable-rate security.
4 Cash of $3,090,000, has been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	38,012,098	—
Temporary Cash Investments	—	7,650,400	—
Futures Contracts—Assets[1]	931	—	—
Total	931	45,662,498	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note/Bond	December 2010	2,207	278,703	1,600

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2010, the cost of investment securities for tax purposes was $44,213,657,000. Net unrealized appreciation of investment securities for tax purposes was $1,448,841,000, consisting of unrealized gains of $1,464,863,000 on securities that had risen in value since their purchase and $16,022,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.4%)
U.S. Government Securities (2.4%)
United States Treasury Note/Bond	1.000%	12/31/11	32,500	32,769
1 United States Treasury Note/Bond	1.375%	2/15/12	234,500	237,835
United States Treasury Note/Bond	0.875%	2/29/12	17,485	17,624
United States Treasury Note/Bond	1.000%	3/31/12	579,500	585,388
United States Treasury Note/Bond	1.875%	6/15/12	50,000	51,265
United States Treasury Note/Bond	1.250%	8/31/15	9,854	9,913
				934,794
Agency Bonds and Notes (0.7%)
2 Citigroup Inc.	2.125%	4/30/12	58,000	59,494
[3,4] Federal Farm Credit Bank	0.236%	7/16/12	8,850	8,859
[3,4] Federal Farm Credit Bank	0.246%	8/13/12	3,475	3,475
[3,4] Federal Home Loan Mortgage Corp.	0.176%	1/11/12	13,075	13,063
[3,4] Federal Home Loan Mortgage Corp.	0.176%	2/2/12	30,950	30,879
[3,4] Federal Home Loan Mortgage Corp.	0.216%	2/10/12	75,000	75,104
[3,4] Federal Home Loan Mortgage Corp.	0.216%	2/16/12	7,200	7,201
[3,4] Federal National Mortgage Assn.	0.216%	9/19/11	15,250	15,251
2 General Electric Capital Corp.	2.000%	9/28/12	40,000	41,179
				254,505
Conventional Mortgage-Backed Securities (0.1%)
[4,5] Fannie Mae Pool	6.000%	12/1/16–5/1/17	11,078	12,057
[4,5] Fannie Mae Pool	6.500%	12/1/11–9/1/16	9,349	10,184
[4,5] Fannie Mae Pool	7.000%	10/1/11–4/1/13	77	79
[4,5] Fannie Mae Pool	7.500%	3/1/15	123	129
[4,5] Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	7,200	7,837
				30,286
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5] Fannie Mae Pool	2.375%	12/1/32	970	1,001
[4,5] Fannie Mae Pool	2.528%	9/1/32	284	295
[4,5] Fannie Mae Pool	2.552%	6/1/33	7,649	7,971
[4,5] Fannie Mae Pool	2.560%	7/1/32	796	827
[4,5] Fannie Mae Pool	2.585%	5/1/33	7,146	7,471
[4,5] Fannie Mae Pool	2.798%	5/1/33	1,508	1,564
[4,5] Fannie Mae Pool	2.896%	7/1/33	12,671	13,142
[4,5] Fannie Mae Pool	2.910%	8/1/33	2,615	2,697
[4,5] Fannie Mae Pool	2.914%	9/1/32	487	512
[4,5] Fannie Mae Pool	3.021%	8/1/33	2,307	2,374
[4,5] Fannie Mae Pool	3.025%	8/1/33	3,946	4,119
[4,5] Fannie Mae Pool	5.315%	8/1/37	1,752	1,860
[4,5] Fannie Mae Pool	5.485%	2/1/37	3,581	3,819
[4,5] Freddie Mac Non Gold Pool	2.536%	9/1/32	1,315	1,384
[4,5] Freddie Mac Non Gold Pool	2.625%	8/1/32	1,106	1,140
[4,5] Freddie Mac Non Gold Pool	2.625%	8/1/32	1,690	1,763
[4,5] Freddie Mac Non Gold Pool	2.961%	2/1/33	1,110	1,154
[4,5] Freddie Mac Non Gold Pool	3.018%	9/1/32	1,607	1,661
[4,5] Freddie Mac Non Gold Pool	3.144%	8/1/33	2,274	2,388

[4,5] Freddie Mac Non Gold Pool		3.199%	1/1/33	1,327	1,389
[4,5] Freddie Mac Non Gold Pool		3.201%	8/1/33	2,068	2,171
[4,5] Freddie Mac Non Gold Pool		3.272%	10/1/32	1,166	1,233
[4,5] Freddie Mac Non Gold Pool		5.733%	8/1/37	14,560	15,481
					77,416
Total U.S. Government and Agency Obligations (Cost $1,278,914)					1,297,001
Asset-Backed/Commercial Mortgage-Backed Securities (24.1%)
[5,6]	Ally Auto Receivables Trust	3.050%	12/15/14	44,876	47,267
5	Ally Auto Receivables Trust	2.090%	5/15/15	49,000	50,459
[5,6]	Ally Auto Receivables Trust	3.000%	10/15/15	11,525	12,059
[5,6]	Ally Auto Receivables Trust	2.690%	2/15/17	18,850	19,236
[5,6]	Ally Master Owner Trust	3.470%	4/15/15	20,545	21,324
[5,6]	Ally Master Owner Trust	3.870%	4/15/15	10,900	11,312
[5,6]	Ally Master Owner Trust	4.250%	4/15/17	7,800	8,476
[5,6]	Ally Master Owner Trust	4.590%	4/15/17	15,500	16,728
[3,5]	Ally Master Owner Trust	1.326%	8/15/17	64,150	64,384
[3,5,6]Ally Master Owner Trust		1.806%	8/15/17	39,172	39,163
[3,5,6]Ally Master Owner Trust		2.206%	8/15/17	29,770	29,784
[3,5,6]American Express Credit Account Master
	Trust	0.586%	6/17/13	2,700	2,700
[3,5,6]American Express Credit Account Master
	Trust	0.546%	8/15/13	6,830	6,825
[3,5,6]American Express Credit Account Master
	Trust	0.536%	12/15/13	3,400	3,393
[3,5,6]American Express Credit Account Master
	Trust	0.536%	3/17/14	3,400	3,404
[3,5,6]American Express Credit Account Master
	Trust	0.526%	9/15/14	2,410	2,384
[3,5,6]American Express Credit Account Master
	Trust	0.676%	1/15/15	2,770	2,739
[3,5]	American Express Credit Account Master
	Trust	1.356%	3/15/16	8,300	8,386
[3,5]	American Express Credit Account Master
	Trust	1.356%	3/15/16	4,940	4,991
[3,5]	American Express Credit Account Master
	Trust	1.356%	4/15/16	5,245	5,301
[3,5,6]American Express Credit Account Master
	Trust	0.926%	12/15/16	6,100	5,964
[3,5]	American Express Credit Account Master
	Trust	1.506%	3/15/17	78,750	81,492
[3,5]	AmeriCredit Automobile Receivables Trust	5.257%	1/6/15	61,196	62,803
[3,5]	AmeriCredit Automobile Receivables Trust	5.257%	4/6/15	55,124	57,631
5	Americredit Prime Automobile Receivable	2.210%	1/15/14	4,300	4,373
5	Americredit Prime Automobile Receivable	2.900%	12/15/14	3,340	3,483
[3,5,6]Arkle Master Issuer PLC		1.619%	5/17/60	156,300	156,300
[3,5,6]Arran Residential Mortgages Funding PLC		1.779%	5/16/47	25,800	25,824
[3,5,6]Arran Residential Mortgages Funding PLC		0.359%	4/12/56	44,312	43,893
6	BA Covered Bond Issuer	5.500%	6/14/12	36,600	38,829
[3,5]	BA Credit Card Trust	0.546%	6/16/14	8,710	8,569
[3,5]	BA Credit Card Trust	0.956%	12/15/14	106,000	106,777
[3,5]	BA Credit Card Trust	0.556%	9/15/15	75,700	75,640

[3,5]	BA Credit Card Trust	0.286%	4/15/16	58,000	57,415
[3,5]	BA Credit Card Trust	0.316%	4/15/16	23,790	23,565
[3,5]	BA Credit Card Trust	0.316%	9/15/16	26,200	25,900
[3,5]	BA Credit Card Trust	0.326%	12/15/16	13,720	13,552
[3,5]	BA Credit Card Trust	0.296%	11/15/19	61,370	59,487
5	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	14,475	14,585
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	18,805	20,330
[3,5]	Banc of America Commercial Mortgage Inc.	5.689%	4/10/49	90,934	95,350
[3,5]	Banc of America Funding Corp.	5.430%	9/20/46	51,049	37,281
[3,5]	Banc of America Mortgage Securities Inc.	3.246%	9/25/32	94	82
[3,5]	Banc of America Mortgage Securities Inc.	3.608%	2/25/33	471	357
[3,5]	Banc of America Mortgage Securities Inc.	2.957%	5/25/33	1,421	1,328
[3,5]	Banc of America Mortgage Securities Inc.	2.921%	7/25/33	3,038	2,911
[3,5]	Banc of America Mortgage Securities Inc.	3.515%	2/25/34	2,795	2,631
[5,6]	Bank of America Auto Trust	3.520%	6/15/16	59,165	61,933
[5,6]	Bank of America Auto Trust	3.030%	10/15/16	73,416	76,459
[3,5,6]Bank of America Student Loan Trust		1.362%	2/25/43	86,222	86,421
[3,5]	Bank One Issuance Trust	0.426%	2/15/17	66,500	66,133
[3,5]	Bank One Issuance Trust	1.056%	2/15/17	6,600	6,469
[3,5]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.479%	10/25/36	58,171	40,549
[3,5]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.347%	5/25/47	47,616	35,267
[3,5]	Bear Stearns Commercial Mortgage
	Securities	5.717%	6/11/40	34,563	37,545
5	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	46,800	47,971
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	4,511	4,544
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	20,000	20,894
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	15,000	15,726
5	BMW Vehicle Lease Trust	3.660%	8/15/13	20,150	20,623
[3,5]	Capital One Multi-Asset Execution Trust	0.546%	3/17/14	3,939	3,917
5	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	100,000	101,577
[3,5]	Capital One Multi-Asset Execution Trust	0.556%	6/16/14	30,950	30,667
[3,5]	Capital One Multi-Asset Execution Trust	0.576%	7/15/14	26,100	25,819
[3,5]	Capital One Multi-Asset Execution Trust	0.386%	8/15/14	5,000	4,989
[3,5]	Capital One Multi-Asset Execution Trust	0.556%	11/17/14	32,150	31,545
[3,5]	Capital One Multi-Asset Execution Trust	0.336%	9/15/15	14,693	14,561
[3,5]	Capital One Multi-Asset Execution Trust	0.316%	1/15/16	21,850	21,611
5	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	46,500	50,939
[3,5]	Capital One Multi-Asset Execution Trust	0.286%	4/15/16	16,995	16,776
[3,5]	Capital One Multi-Asset Execution Trust	0.316%	7/15/16	30,000	29,579
[3,5]	Capital One Multi-Asset Execution Trust	2.506%	7/15/16	33,411	33,426
[3,5]	Capital One Multi-Asset Execution Trust	0.466%	12/15/16	2,675	2,645
[3,5]	Capital One Multi-Asset Execution Trust	1.306%	12/15/16	2,940	2,838
[3,5]	Capital One Multi-Asset Execution Trust	0.346%	6/17/19	36,860	35,565
[3,5]	Capital One Multi-Asset Execution Trust	0.306%	11/15/19	27,690	26,532
[3,5]	Capital One Multi-Asset Execution Trust	0.336%	12/16/19	261,055	250,488
[3,5]	Capital One Multi-Asset Execution Trust	0.296%	7/15/20	166,795	158,772

5	CarMax Auto Owner Trust	2.040%	10/15/15	29,000	29,789
[3,5]	Chase Issuance Trust	0.546%	1/15/14	14,250	14,121
[3,5]	Chase Issuance Trust	0.592%	6/16/14	46,250	46,307
[3,5]	Chase Issuance Trust	0.296%	7/15/14	23,000	22,927
[3,5]	Chase Issuance Trust	0.326%	12/15/14	11,910	11,874
[3,5]	Chase Issuance Trust	0.696%	1/15/15	28,080	27,769
5	Chase Issuance Trust	4.650%	3/15/15	164,000	178,776
5	Chase Issuance Trust	5.400%	7/15/15	80,000	89,565
[3,5]	Chase Issuance Trust	0.376%	9/15/15	3,900	3,889
[3,5]	Chase Issuance Trust	1.792%	9/15/15	65,750	68,077
[3,5]	Chase Issuance Trust	0.716%	4/15/19	28,600	26,795
5	Chrysler Financial Auto Securitization Trust	1.150%	11/8/11	41,567	41,625
5	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	17,173	17,259
[5,6]	Chrysler Financial Auto Securitization Trust	6.250%	5/8/14	33,555	35,278
[5,6]	Chrysler Financial Auto Securitization Trust	5.570%	8/8/14	33,555	35,133
5	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	16,600	17,359
5	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	26,000	26,138
[5,6]	Chrysler Financial Lease Trust	3.460%	9/16/13	6,130	6,141
[5,6]	CIT Equipment Collateral	1.510%	5/15/12	35,700	35,752
[5,6]	CIT Equipment Collateral	2.410%	5/15/13	35,700	36,253
[3,5]	Citibank Credit Card Issuance Trust	0.666%	7/15/14	78,915	77,105
[3,5]	Citibank Credit Card Issuance Trust	0.606%	8/20/14	29,300	29,341
[3,5]	Citibank Credit Card Issuance Trust	0.326%	10/20/14	48,950	48,753
[3,5]	Citibank Credit Card Issuance Trust	0.506%	12/17/14	87,300	87,203
5	Citibank Credit Card Issuance Trust	2.250%	12/23/14	143,500	147,824
[3,5]	Citibank Credit Card Issuance Trust	0.656%	2/20/15	32,725	31,640
5	Citibank Credit Card Issuance Trust	4.850%	4/22/15	216,700	237,417
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	93,483
[3,5]	Citibank Credit Card Issuance Trust	0.726%	3/24/17	4,380	4,091
[3,5]	Citibank Credit Card Issuance Trust	1.456%	5/22/17	22,500	23,254
[3,5]	Citibank Credit Card Issuance Trust	0.329%	12/17/18	64,625	62,767
[3,5]	Citibank Credit Card Issuance Trust	0.352%	12/17/18	31,075	30,286
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	28,753
[3,5]	Citibank Credit Card Issuance Trust	1.631%	5/20/20	61,200	64,953
[3,5,6]Citibank Omni Master Trust		2.356%	5/16/16	138,300	139,932
[5,6]	Citibank Omni Master Trust	5.350%	8/15/18	66,275	72,976
5	Citibank Omni Master Trust	4.900%	11/15/18	7,410	8,054
[5,6]	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	59,700	61,175
[5,6]	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	16,125	16,867
5	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	10,724	11,675
[3,5]	Citigroup Mortgage Loan Trust Inc.	5.808%	7/25/37	29,875	21,997
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	60,025	62,327
5	CNH Equipment Trust	5.280%	11/15/12	9,880	10,086
5	CNH Equipment Trust	3.000%	8/17/15	27,600	28,943
5	CNH Equipment Trust	1.740%	1/17/17	75,500	76,362
[5,6]	Commercial Mortgage Pass Through
	Certificates	3.830%	1/1/20	13,875	14,290
[5,6]	Commercial Mortgage Pass Through
	Certificates	4.205%	9/1/20	27,725	28,556
5	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	19,000	19,974

[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.935%	5/25/33	3,125	2,508
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.902%	11/19/33	4,782	4,528
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	5.158%	3/20/36	25,255	15,456
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	5.089%	2/25/47	32,536	20,276
5	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	25,230	27,729
5	Credit Suisse Mortgage Capital Certificates	5.720%	6/15/39	36,532	37,843
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	30,082
[3,5]	Discover Card Master Trust	1.556%	12/15/14	212,405	215,621
[3,5]	Discover Card Master Trust	1.556%	2/17/15	88,825	90,308
[3,5]	Discover Card Master Trust	0.632%	6/15/15	146,150	146,051
[3,5]	Discover Card Master Trust	0.906%	9/15/15	120,273	120,927
5	Discover Card Master Trust	5.650%	12/15/15	79,100	88,596
[3,5]	Discover Card Master Trust	0.836%	3/15/18	181,400	181,503
[3,5]	Discover Card Master Trust I	0.306%	10/16/14	5,965	5,941
[3,5]	Discover Card Master Trust I	0.346%	6/16/15	7,900	7,853
[3,5]	Discover Card Master Trust I	0.336%	1/19/16	74,288	73,602
[3,5]	Discover Card Master Trust I	0.336%	9/15/16	21,500	21,210
[3,5]	First Horizon Asset Securities Inc.	5.613%	11/25/36	19,976	15,776
3	First Horizon Asset Securities Inc.	5.445%	1/25/37	49,233	37,504
[5,6]	Ford Credit Auto Lease Trust	1.040%	3/15/13	45,756	45,827
[5,6]	Ford Credit Auto Lease Trust	1.620%	11/15/13	31,120	31,319
[5,6]	Ford Credit Auto Lease Trust	3.710%	1/15/14	31,948	32,402
5	Ford Credit Auto Owner Trust	4.950%	3/15/13	5,550	5,792
[3,5]	Ford Credit Auto Owner Trust	2.006%	4/15/13	36,100	36,687
5	Ford Credit Auto Owner Trust	2.170%	10/15/13	33,550	34,031
5	Ford Credit Auto Owner Trust	4.500%	7/15/14	25,200	27,133
5	Ford Credit Auto Owner Trust	2.980%	8/15/14	12,925	13,518
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	5,900	6,118
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,282
[3,5]	Ford Credit Floorplan Master Owner Trust	1.806%	9/15/14	62,700	63,649
[3,5,6]Ford Credit Floorplan Master Owner Trust		1.906%	12/15/14	42,980	43,807
[3,5,6]Ford Credit Floorplan Master Owner Trust		2.506%	12/15/14	17,280	17,646
[3,5,6]Ford Credit Floorplan Master Owner Trust		2.906%	12/15/14	88,458	90,615
[3,5,6]Ford Credit Floorplan Master Owner Trust		1.956%	2/15/17	17,150	17,730
[5,6]	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	14,050	15,289
[5,6]	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	21,000	22,646
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	10,000	10,144
[3,5]	GMAC Mortgage Corp. Loan Trust	5.211%	11/19/35	8,777	7,889
[3,5,6]Golden Credit Card Trust		1.256%	7/15/17	91,100	91,483
[3,5]	Granite Master Issuer PLC	0.296%	12/17/54	5,035	4,688
[3,5]	Granite Master Issuer PLC	0.396%	12/20/54	14,992	13,946
5	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	14,600	15,845
5	Greenwich Capital Commercial Funding
	Corp.	5.882%	7/10/38	83,277	91,871
[3,5]	GS Mortgage Securities Corp. II	5.553%	4/10/38	16,400	17,652
5	Harley-Davidson Motorcycle Trust	1.870%	2/15/14	28,950	29,268
5	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	65,300	66,293

5	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	4,655	4,775
5	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	9,148
5	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,192
[5,6]	Hertz Vehicle Financing LLC	5.290%	3/25/16	56,350	62,421
[5,6]	Hertz Vehicle Financing LLC	3.740%	2/25/17	81,900	85,824
5	Hyundai Auto Receivables Trust	3.150%	3/15/16	37,850	39,872
[3,5,6]Hyundai Floorplan Master Owner Trust		1.506%	11/17/14	18,710	18,903
[3,5]	Illinois Student Assistance Commission	1.338%	4/25/22	61,500	61,500
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	28,200	31,888
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	2,300	2,459
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	3,000	3,232
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	9,232	9,653
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	18,700	19,139
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.802%	6/15/49	50,700	52,738
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	26,003	27,499
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	44,610	46,476
[5,6]	JPMorgan Auto Receivables Trust	5.220%	9/15/12	28,515	29,040
[3,5,6]Kildare Securities Ltd.		0.353%	12/10/43	26,167	25,089
5	LB-UBS Commercial Mortgage Trust	5.880%	6/15/38	10,890	12,163
5	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	3,515	3,744
5	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,026	38,206
5	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	23,961
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	82,900	88,082
[3,5]	Master Adjustable Rate Mortgages Trust	2.419%	4/25/34	5,095	4,449
[3,5]	MBNA Credit Card Master Note Trust	1.606%	10/15/14	2,075	2,065
[3,5]	MBNA Credit Card Master Note Trust	0.676%	7/15/15	54,190	52,572
[3,5]	MBNA Credit Card Master Note Trust	1.606%	3/15/16	10,340	10,205
[3,5]	MBNA Credit Card Master Note Trust	1.156%	11/15/16	39,715	38,356
[3,5]	Merrill Lynch Mortgage Investors Inc.	1.996%	2/25/33	3,949	3,461
[3,5]	Merrill Lynch Mortgage Investors Inc.	2.885%	7/25/33	1,826	1,703
5	Merrill Lynch Mortgage Trust	4.556%	6/12/43	4,726	4,887
5	Merrill Lynch Mortgage Trust	5.721%	6/12/50	38,100	39,462
[3,5]	Merrill Lynch Mortgage Trust	5.826%	6/12/50	10,830	11,586
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	3,846
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	23,500	23,997
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	9,742	10,042
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	19,865	20,356
5	Morgan Stanley Capital I	5.648%	6/11/42	81,050	83,731
5	Morgan Stanley Capital I	5.374%	3/12/44	19,071	19,121
5	Morgan Stanley Capital I	5.090%	10/12/52	11,906	11,947
[3,5]	Morgan Stanley Mortgage Loan Trust	5.052%	6/25/36	25,481	21,672

[3,5]	National City Credit Card Master Trust	0.306%	3/17/14	24,825	24,604
[5,6]	Navistar Financial Corp. Owner Trust	1.990%	1/21/14	76,500	77,691
[3,5,6]Navistar Financial Dealer Note Master Trust		1.706%	10/26/15	23,900	24,163
5	Nissan Auto Lease Trust	3.510%	11/17/14	9,200	9,372
5	Nissan Auto Lease Trust	2.070%	1/15/15	52,625	53,124
5	Nissan Auto Lease Trust	2.650%	1/15/15	13,750	14,011
5	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	18,292	19,548
[3,5,6]Nissan Master Owner Trust Receivables		1.406%	1/15/15	116,600	118,256
[3,5,6]Nordstrom Private Label Credit Card Master
	Note Trust	0.316%	5/15/15	113,210	112,475
[3,5,6]Permanent Master Issuer PLC		1.439%	7/15/42	110,800	110,287
[3,5]	Residential Funding Mortgage Securities I	5.805%	8/25/36	40,056	28,847
[3,5]	Residential Funding Mortgage Securities I	5.966%	9/25/36	16,793	12,096
[3,5,6]Silverstone Master Issuer PLC		1.784%	1/21/55	103,100	103,100
[5,6]	SMART Trust	1.756%	12/14/15	52,200	52,335
[5,6]	Tidewater Auto Receivables Trust	5.920%	5/15/17	17,811	17,938
5	Volkswagen Auto Lease Trust	3.410%	4/16/12	54,463	55,223
5	Volkswagen Auto Lease Trust	0.990%	11/20/13	30,000	29,997
5	Volkswagen Auto Lease Trust	1.180%	11/20/15	12,600	12,599
5	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	31,930	32,937
[5,6]	Volvo Financial Equipment LLC	2.990%	5/15/17	18,820	19,102
[3,5]	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	10,080	11,027
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	29,100	30,103
5	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	77,205	81,427
5	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16,490	16,891
[3,5]	WaMu Mortgage Pass Through Certificates	2.783%	1/25/33	453	431
[3,5]	WaMu Mortgage Pass Through Certificates	2.674%	8/25/33	3,602	3,496
[3,5]	WaMu Mortgage Pass Through Certificates	2.711%	9/25/33	4,831	4,573
[3,5]	Wells Fargo Mortgage Backed Securities
	Trust	5.421%	10/25/36	43,559	35,719
5	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	17,591
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,114,188)					9,259,667
Corporate Bonds (67.5%)
Finance (32.7%)
	Banking (22.5%)
6	Abbey National Treasury Services PLC	3.875%	11/10/14	27,475	28,328
6	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,126
	American Express Bank FSB	5.550%	10/17/12	40,912	44,059
	American Express Bank FSB	5.500%	4/16/13	71,035	77,596
	American Express Centurion Bank	5.200%	11/26/10	29,300	29,386
	American Express Centurion Bank	5.550%	10/17/12	21,161	22,788
	American Express Co.	5.250%	9/12/11	8,300	8,617
	American Express Co.	4.875%	7/15/13	4,805	5,202
	American Express Credit Corp.	5.875%	5/2/13	9,360	10,302
	American Express Credit Corp.	7.300%	8/20/13	106,070	121,316
	American Express Credit Corp.	2.750%	9/15/15	27,700	27,929
6	ANZ National International Ltd.	6.200%	7/19/13	18,175	20,266
	Astoria Financial Corp.	5.750%	10/15/12	11,850	12,248
6	Australia & New Zealand Banking Group Ltd.	3.700%	1/13/15	13,700	14,525
5	BAC Capital Trust XIV	5.630%	12/31/49	5,314	3,746
6	Banco do Brasil SA	4.500%	1/22/15	4,000	4,235

[5,6]	Banco Mercantil del Norte SA	6.135%	10/13/11	27,350	27,273
[3,6]	Banco Santander Chile	1.539%	4/20/12	45,000	44,869
6	Banco Santander Chile	2.875%	11/13/12	75,175	75,805
	Bank of America Corp.	5.375%	9/11/12	40,870	43,398
	Bank of America Corp.	4.875%	1/15/13	11,922	12,560
	Bank of America Corp.	5.375%	6/15/14	14,700	15,810
	Bank of America Corp.	4.500%	4/1/15	17,230	17,951
	Bank of America Corp.	3.700%	9/1/15	28,800	29,042
	Bank of New York Mellon Corp.	5.125%	11/1/11	3,450	3,609
	Bank of New York Mellon Corp.	6.375%	4/1/12	3,705	3,997
	Bank of New York Mellon Corp.	4.950%	11/1/12	80,322	86,834
	Bank of New York Mellon Corp.	4.500%	4/1/13	57,390	62,174
	Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	9,315
	Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	36,761
	Bank of Nova Scotia	2.250%	1/22/13	163,800	168,830
[3,6]	Bank of Scotland PLC	0.352%	12/8/10	89,800	89,718
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	111,655	115,191
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	66,700	67,397
	Bank One Corp.	5.250%	1/30/13	13,965	15,075
	Barclays Bank PLC	2.500%	1/23/13	357,225	368,010
	Barclays Bank PLC	5.200%	7/10/14	6,625	7,387
[5,6]	Barclays Bank PLC	7.375%	12/15/49	4,420	4,487
	BB&T Corp.	3.100%	7/28/11	4,875	4,962
	BB&T Corp.	6.500%	8/1/11	30,200	31,504
	BB&T Corp.	3.850%	7/27/12	90,000	94,456
	BB&T Corp.	3.375%	9/25/13	23,450	24,807
	BB&T Corp.	5.700%	4/30/14	39,725	44,859
	Bear Stearns Cos. LLC	5.350%	2/1/12	9,400	9,923
	Bear Stearns Cos. LLC	6.950%	8/10/12	170,543	188,063
	Bear Stearns Cos. LLC	5.700%	11/15/14	44,615	50,613
	BNP Paribas	3.250%	3/11/15	63,300	66,319
	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	2.125%	12/21/12	42,200	43,206
6	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	4.800%	6/24/15	13,800	14,932
6	BNP Paribas US Medium-Term Note
	Program LLC	5.125%	1/15/15	4,880	5,337
6	BPCE SA	2.375%	10/4/13	49,000	49,421
[3,6]	BTMU Curacao Holdings NV	0.612%	12/19/16	36,725	35,703
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	66,700	67,344
	Capital One Bank USA NA	6.500%	6/13/13	4,675	5,189
	Capital One Financial Corp.	4.800%	2/21/12	29,250	30,525
	Capital One Financial Corp.	6.250%	11/15/13	4,720	5,285
	Capital One Financial Corp.	7.375%	5/23/14	38,472	44,928
[5,6,7]CBG Florida REIT Corp.		7.114%	2/15/49	25,100	585
	Charter One Bank NA	5.500%	4/26/11	16,300	16,640
	Citigroup Inc.	5.100%	9/29/11	8,000	8,308
	Citigroup Inc.	5.625%	8/27/12	65,600	69,406
	Citigroup Inc.	5.300%	10/17/12	67,627	72,232
	Citigroup Inc.	5.500%	4/11/13	60,018	64,975
	Citigroup Inc.	6.500%	8/19/13	100,265	111,509
	Citigroup Inc.	6.000%	12/13/13	52,600	58,242

	Citigroup Inc.	6.375%	8/12/14	8,300	9,324
	Citigroup Inc.	4.750%	5/19/15	19,540	20,855
6	Commonwealth Bank of Australia	2.750%	10/15/12	73,500	75,845
6	Commonwealth Bank of Australia	5.000%	11/6/12	19,600	21,060
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	7,177
	Credit Suisse	3.450%	7/2/12	179,800	187,165
	Credit Suisse	5.000%	5/15/13	51,113	55,891
	Credit Suisse	5.500%	5/1/14	156,360	175,935
	Credit Suisse	3.500%	3/23/15	34,200	36,318
	Credit Suisse USA Inc.	6.125%	11/15/11	81,158	85,716
	Credit Suisse USA Inc.	6.500%	1/15/12	11,482	12,262
6	Danske Bank A/S	3.750%	4/1/15	21,000	22,082
[3,6]	DBS Bank Ltd.	0.596%	5/16/17	52,310	51,011
	Deutsche Bank AG	5.375%	10/12/12	99,445	108,108
	Deutsche Bank AG	2.375%	1/11/13	348,100	357,822
	Deutsche Bank AG	4.875%	5/20/13	70,736	77,201
	Deutsche Bank AG	3.450%	3/30/15	48,700	51,457
	Fifth Third Bancorp	6.250%	5/1/13	27,127	29,799
	Golden West Financial Corp.	4.750%	10/1/12	17,700	18,886
5	Goldman Sachs Capital II	5.793%	12/29/49	4,900	4,214
	Goldman Sachs Group Inc.	5.450%	11/1/12	43,700	47,176
	Goldman Sachs Group Inc.	5.250%	4/1/13	2,575	2,775
	Goldman Sachs Group Inc.	4.750%	7/15/13	9,925	10,723
	Goldman Sachs Group Inc.	5.250%	10/15/13	22,790	25,004
	Goldman Sachs Group Inc.	6.000%	5/1/14	56,750	63,928
	Goldman Sachs Group Inc.	5.000%	10/1/14	4,450	4,859
	Goldman Sachs Group Inc.	3.700%	8/1/15	29,650	30,736
	Goldman Sachs Group Inc.	5.625%	1/15/17	5,870	6,288
	Goldman Sachs Group Inc.	6.150%	4/1/18	20,000	22,364
	HSBC Bank PLC	6.950%	3/15/11	23,187	23,668
6	HSBC Bank PLC	1.625%	8/12/13	68,250	68,852
6	HSBC Bank PLC	3.500%	6/28/15	19,500	20,599
6	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,467
6	ING Bank NV	2.000%	10/18/13	89,000	89,587
	Intesa Sanpaolo SpA	2.375%	12/21/12	139,200	140,208
6	Intesa Sanpaolo SPA	3.625%	8/12/15	30,100	30,424
	JPMorgan Chase & Co.	4.600%	1/17/11	9,350	9,436
	JPMorgan Chase & Co.	5.600%	6/1/11	14,600	15,025
	JPMorgan Chase & Co.	6.625%	3/15/12	30,701	32,998
	JPMorgan Chase & Co.	5.375%	10/1/12	18,487	19,969
	JPMorgan Chase & Co.	5.750%	1/2/13	67,518	73,314
	JPMorgan Chase & Co.	4.750%	5/1/13	70,345	76,351
	JPMorgan Chase & Co.	1.650%	9/30/13	44,500	44,828
	JPMorgan Chase & Co.	4.875%	3/15/14	3,460	3,752
	JPMorgan Chase & Co.	5.125%	9/15/14	19,500	21,323
	JPMorgan Chase & Co.	3.700%	1/20/15	14,000	14,784
	JPMorgan Chase & Co.	3.400%	6/24/15	31,900	33,224
3	JPMorgan Chase & Co.	1.545%	9/1/15	10,570	10,486
	KeyCorp	6.500%	5/14/13	87,625	96,298
	KeyCorp	3.750%	8/13/15	9,750	10,069
[5,6,8]Lloyds Banking Group PLC		6.267%	11/14/49	24,955	18,797
6	Lloyds TSB Bank PLC	4.375%	1/12/15	10,575	11,025

3	Manufacturers & Traders Trust Co.	1.790%	4/1/13	18,050	17,688
5	Mellon Capital IV	6.244%	6/29/49	21,125	19,382
3	Merrill Lynch & Co. Inc.	0.523%	6/5/12	25,000	24,548
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	11,208	11,949
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	113,565	120,600
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	43,175	46,708
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	20,670	21,980
	Morgan Stanley	5.250%	11/2/12	4,985	5,355
	Morgan Stanley	5.300%	3/1/13	52,406	56,540
	Morgan Stanley	6.000%	5/13/14	53,110	58,615
	Morgan Stanley	4.200%	11/20/14	54,125	56,313
	Morgan Stanley	4.000%	7/24/15	36,000	37,143
	Morgan Stanley	3.450%	11/2/15	29,300	29,409
6	National Australia Bank Ltd.	3.750%	3/2/15	13,790	14,659
	National City Bank	6.250%	3/15/11	2,000	2,041
	National City Bank	6.200%	12/15/11	16,300	17,240
	National City Bank	4.625%	5/1/13	4,170	4,452
	National City Bank of Pennsylvania	7.250%	10/21/11	6,228	6,544
6	Nordea Bank AB	2.500%	11/13/12	48,700	49,700
6	Nordea Bank AB	1.750%	10/4/13	44,500	44,633
6	Nordea Bank AB	3.700%	11/13/14	35,500	37,774
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,579
	Northern Trust Corp.	5.500%	8/15/13	10,225	11,509
	PNC Funding Corp.	5.125%	12/14/10	28,155	28,304
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,597
	PNC Funding Corp.	3.625%	2/8/15	34,200	36,161
6	Rabobank Nederland NV	2.650%	8/17/12	41,475	42,661
6	Rabobank Nederland NV	4.200%	5/13/14	34,325	37,155
	Regions Financial Corp.	7.000%	3/1/11	9,385	9,513
	Regions Financial Corp.	4.875%	4/26/13	29,300	29,711
	Royal Bank of Canada	2.250%	3/15/13	151,285	156,403
	Royal Bank of Scotland Group plc	6.375%	2/1/11	29,828	30,104
	Royal Bank of Scotland Group plc	5.000%	10/1/14	6,300	6,336
	Royal Bank of Scotland Group plc	5.050%	1/8/15	22,025	22,190
	Royal Bank of Scotland PLC	3.400%	8/23/13	106,075	109,752
6	Royal Bank of Scotland PLC	4.875%	8/25/14	135,652	144,750
	Royal Bank of Scotland PLC	4.875%	3/16/15	4,225	4,547
	Royal Bank of Scotland PLC	3.950%	9/21/15	21,500	22,166
	Santander Financial Issuances Ltd.	6.375%	2/15/11	1,775	1,801
6	Santander US Debt SA Unipersonal	2.991%	10/7/13	62,300	62,464
6	Societe Generale	2.200%	9/14/13	80,400	81,360
3	Sovereign Bank	2.176%	8/1/13	2,247	2,207
3	Sovereign Bank	2.110%	4/1/14	16,040	15,547
5	State Street Capital Trust III	8.250%	3/15/11	7,450	7,524
3	State Street Corp.	0.388%	4/30/12	5,000	4,992
6	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	53,595	54,851
6	Svenska Handelsbanken AB	4.875%	6/10/14	48,700	53,032
3	UBS AG	1.439%	2/23/12	146,200	147,263
	UBS AG	2.750%	1/8/13	22,109	22,652
	UBS AG	2.250%	8/12/13	93,275	95,195
[3,6]	Unicredit Luxembourg Finance SA	0.629%	1/13/17	51,600	50,426
	Union Planters Corp.	4.375%	12/1/10	1,500	1,504

	Union Planters Corp.	7.750%	3/1/11	15,160	15,369
	US Bancorp	2.125%	2/15/13	54,600	56,105
	US Bancorp	1.125%	10/30/13	46,300	46,348
	US Bancorp	4.200%	5/15/14	34,100	37,356
	US Bank NA	6.300%	2/4/14	37,150	42,433
	Wachovia Bank NA	4.800%	11/3/14	18,250	19,823
	Wachovia Bank NA	4.875%	2/1/15	4,000	4,355
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,727
3	Wachovia Corp.	0.419%	10/15/11	36,850	36,811
3	Wachovia Corp.	0.447%	3/1/12	14,000	13,957
	Wachovia Corp.	5.500%	5/1/13	177,727	195,473
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.550%	6/16/10	8,965	3,452
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	33
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,975	6,166
	Wells Fargo & Co.	5.250%	10/23/12	34,185	36,916
	Wells Fargo & Co.	4.375%	1/31/13	51,350	54,834
	Wells Fargo & Co.	3.750%	10/1/14	34,325	36,576
	Wells Fargo & Co.	3.625%	4/15/15	29,300	31,101
	Wells Fargo Bank NA	6.450%	2/1/11	48,425	49,123
5	Wells Fargo Capital XIII	7.700%	12/29/49	104,495	108,152
5	Wells Fargo Capital XV	9.750%	12/29/49	11,700	13,075
	Wells Fargo Financial Inc.	5.500%	8/1/12	5,650	6,069
	Westpac Banking Corp.	2.250%	11/19/12	196,451	200,877
	Westpac Banking Corp.	2.100%	8/2/13	66,500	67,894
	Westpac Banking Corp.	4.200%	2/27/15	41,700	45,226
6	Westpac Securities NZ Ltd.	2.625%	1/28/13	80,000	81,669

	Brokerage (0.5%)
	BlackRock Inc.	3.500%	12/10/14	28,120	29,958
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	9,675	10,141
	Charles Schwab Corp.	4.950%	6/1/14	24,740	27,466
	Franklin Resources Inc.	2.000%	5/20/13	17,700	18,140
	Jefferies Group Inc.	5.875%	6/8/14	6,950	7,592
	Jefferies Group Inc.	8.500%	7/15/19	9,320	10,893
[3,7] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	9,410	6
[3,7] Lehman Brothers Holdings Inc.		2.911%	8/21/09	24,450	5,165
[3,7] Lehman Brothers Holdings Inc.		2.907%	11/16/09	38,620	8,207
[3,7] Lehman Brothers Holdings Inc.		2.951%	5/25/10	19,555	4,155
7	Lehman Brothers Holdings Inc.	5.750%	7/18/11	69,400	14,921
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	9,200	2,047
	TD Ameritrade Holding Corp.	2.950%	12/1/12	46,825	48,148

	Finance Companies (3.7%)
	American General Finance Corp.	5.200%	12/15/11	12,700	12,494
	General Electric Capital Corp.	5.875%	2/15/12	9,401	10,003
	General Electric Capital Corp.	4.375%	3/3/12	17,175	17,966
	General Electric Capital Corp.	6.000%	6/15/12	30,000	32,378
3	General Electric Capital Corp.	0.458%	7/27/12	37,960	37,610
	General Electric Capital Corp.	3.500%	8/13/12	31,020	32,326
	General Electric Capital Corp.	5.250%	10/19/12	201,373	217,869

General Electric Capital Corp.	2.800%	1/8/13	26,925	27,832
General Electric Capital Corp.	5.450%	1/15/13	33,325	36,307
General Electric Capital Corp.	4.800%	5/1/13	75,960	82,114
General Electric Capital Corp.	1.875%	9/16/13	80,000	80,929
General Electric Capital Corp.	5.500%	6/4/14	4,700	5,267
General Electric Capital Corp.	4.750%	9/15/14	10,000	10,991
General Electric Capital Corp.	3.750%	11/14/14	9,700	10,347
General Electric Capital Corp.	3.500%	6/29/15	1,550	1,630
5 General Electric Capital Corp.	6.375%	11/15/17	14,450	14,233
HSBC Finance Corp.	5.250%	1/14/11	89,775	90,591
HSBC Finance Corp.	6.750%	5/15/11	87,425	90,139
HSBC Finance Corp.	5.700%	6/1/11	58,650	60,337
HSBC Finance Corp.	6.375%	10/15/11	101,295	106,487
HSBC Finance Corp.	7.000%	5/15/12	45,350	49,021
HSBC Finance Corp.	5.900%	6/19/12	95,578	101,974
3 HSBC Finance Corp.	0.642%	9/14/12	7,800	7,677
HSBC Finance Corp.	6.375%	11/27/12	53,347	58,376
HSBC Finance Corp.	5.250%	1/15/14	39,403	42,843
3 HSBC Finance Corp.	0.727%	6/1/16	14,500	13,149
International Lease Finance Corp.	5.125%	11/1/10	9,750	9,751
International Lease Finance Corp.	4.950%	2/1/11	45,000	45,112
International Lease Finance Corp.	5.450%	3/24/11	43,065	43,280
International Lease Finance Corp.	5.750%	6/15/11	19,275	19,516
International Lease Finance Corp.	5.300%	5/1/12	16,575	16,824
3 SLM Corp.	0.492%	3/15/11	8,900	8,832
6 USAA Capital Corp.	3.500%	7/17/14	9,600	10,237

Insurance (5.2%)
ACE INA Holdings Inc.	5.875%	6/15/14	14,690	16,722
Aetna Inc.	5.750%	6/15/11	26,652	27,481
6 AIG SunAmerica Global Financing VI	6.300%	5/10/11	16,625	16,999
Allstate Corp.	6.125%	2/15/12	13,750	14,647
Allstate Corp.	6.200%	5/16/14	12,700	14,773
Allstate Corp.	5.000%	8/15/14	400	447
Allstate Life Global Funding Trusts	5.375%	4/30/13	32,100	35,497
American International Group Inc.	4.250%	5/15/13	21,260	22,110
American International Group Inc.	5.050%	10/1/15	39,550	41,231
6 ASIF Global Financing XIX	4.900%	1/17/13	38,132	39,562
Axis Capital Holdings Ltd.	5.750%	12/1/14	31,770	34,620
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	25,350	26,603
Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,245	27,191
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	42,400	46,209
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,200	5,776
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	15,588
Berkshire Hathaway Inc.	2.125%	2/11/13	152,600	157,318
Chubb Corp.	5.200%	4/1/13	2,067	2,271
5 Chubb Corp.	6.375%	4/15/17	10,060	10,333
CNA Financial Corp.	6.000%	8/15/11	16,835	17,430
CNA Financial Corp.	5.850%	12/15/14	24,995	26,961
Coventry Health Care Inc.	5.875%	1/15/12	18,875	19,545
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,650
5 ING Groep NV	5.775%	12/8/49	11,170	10,249

6	Jackson National Life Global Funding	5.375%	5/8/13	44,193	48,116
6	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,135
[5,6] Liberty Mutual Group Inc.		7.000%	3/15/17	5,320	4,968
	Lincoln National Corp.	5.650%	8/27/12	20,075	21,490
5	Lincoln National Corp.	6.050%	4/20/17	8,340	7,704
	Manulife Financial Corp.	3.400%	9/17/15	14,620	14,864
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	11,770	12,426
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	17,268	18,789
[3,6] MassMutual Global Funding II		0.453%	12/6/13	14,950	14,839
	MetLife Inc.	2.375%	2/6/14	58,500	59,522
6	Metropolitan Life Global Funding I	2.875%	9/17/12	97,575	100,477
6	Metropolitan Life Global Funding I	2.500%	1/11/13	35,500	36,416
6	Metropolitan Life Global Funding I	5.125%	4/10/13	64,787	70,612
6	Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	14,003
[3,6] Monumental Global Funding III		0.458%	1/25/13	8,525	8,293
[3,6] Monumental Global Funding III		0.489%	1/15/14	14,650	14,141
6	Monumental Global Funding III	5.250%	1/15/14	9,780	10,656
6	Monumental Global Funding Ltd.	5.500%	4/22/13	1,200	1,305
6	New York Life Global Funding	5.250%	10/16/12	9,340	10,140
6	New York Life Global Funding	4.650%	5/9/13	5,400	5,889
6	New York Life Global Funding	5.375%	9/15/13	10,660	11,942
6	New York Life Global Funding	3.000%	5/4/15	10,375	10,912
6	Pacific Life Global Funding	5.150%	4/15/13	6,150	6,680
6	Pricoa Global Funding I	5.625%	5/24/11	1,125	1,156
6	Pricoa Global Funding I	4.625%	6/25/12	7,580	8,009
6	Pricoa Global Funding I	5.400%	10/18/12	27,095	29,268
6	Pricoa Global Funding I	5.450%	6/11/14	50,000	55,882
	Principal Financial Group Inc.	7.875%	5/15/14	13,750	16,189
6	Principal Life Global Funding I	6.250%	2/15/12	36,155	38,524
6	Principal Life Global Funding I	5.250%	1/15/13	2,425	2,627
6	Principal Life Global Funding I	5.125%	10/15/13	34,280	37,665
6	Principal Life Global Funding I	5.050%	3/15/15	7,750	8,513
	Principal Life Income Funding Trusts	5.125%	3/1/11	37,400	37,955
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,500	1,628
	Principal Life Income Funding Trusts	5.300%	4/24/13	11,000	12,082
	Prudential Financial Inc.	5.800%	6/15/12	31,100	33,232
	Prudential Financial Inc.	3.625%	9/17/12	29,275	30,440
	Prudential Financial Inc.	2.750%	1/14/13	48,500	49,805
	Prudential Financial Inc.	5.100%	9/20/14	9,350	10,281
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,545
6	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,384
	Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	36,675
	Travelers Cos. Inc.	5.375%	6/15/12	18,258	19,407
5	Travelers Cos. Inc.	6.250%	3/15/17	16,175	16,834
	Travelers Property Casualty Corp.	5.000%	3/15/13	27,640	30,117
	UnitedHealth Group Inc.	5.125%	11/15/10	65,120	65,219
	UnitedHealth Group Inc.	5.250%	3/15/11	19,300	19,624
	UnitedHealth Group Inc.	5.500%	11/15/12	20,125	21,764
	UnitedHealth Group Inc.	4.875%	2/15/13	37,455	40,413
	UnitedHealth Group Inc.	4.875%	4/1/13	34,844	37,704
	UnitedHealth Group Inc.	4.750%	2/10/14	3,215	3,536
	UnitedHealth Group Inc.	5.000%	8/15/14	11,035	12,225

	WellPoint Health Networks Inc.	6.375%	1/15/12	9,550	10,157
	WellPoint Inc.	5.000%	1/15/11	3,958	3,993
	WellPoint Inc.	6.800%	8/1/12	31,358	34,419
	WellPoint Inc.	6.000%	2/15/14	41,400	47,063
	WellPoint Inc.	5.000%	12/15/14	12,700	14,135
	Willis North America Inc.	5.625%	7/15/15	28,356	30,539
	XL Capital Finance Europe PLC	6.500%	1/15/12	32,275	33,738
[5,6] ZFS Finance USA Trust IV		5.875%	5/9/12	4,270	4,099

	Other Finance (0.0%)
6	Cantor Fitzgerald LP	6.375%	6/26/15	14,000	14,456

	Real Estate Investment Trusts (0.8%)
	Arden Realty LP	5.200%	9/1/11	7,700	7,941
	Boston Properties LP	6.250%	1/15/13	11,015	12,143
	Brandywine Operating Partnership LP	5.750%	4/1/12	4,779	4,980
	Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,101
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	7,403
	Developers Diversified Realty Corp.	5.375%	10/15/12	26,100	26,818
6	Digital Realty Trust LP	4.500%	7/15/15	39,000	40,541
	Duke Realty LP	4.625%	5/15/13	9,725	10,192
	Duke Realty LP	6.250%	5/15/13	10,076	10,959
	Hospitality Properties Trust	7.875%	8/15/14	8,350	9,391
	Kilroy Realty LP	5.000%	11/3/15	14,550	14,776
	Kimco Realty Corp.	4.820%	8/15/11	14,035	14,378
	Liberty Property LP	6.375%	8/15/12	19,020	20,480
	Simon Property Group LP	6.750%	5/15/14	2,760	3,190
6	WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	43,645	46,675
6	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	23,125	26,899
6	WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	9,350	10,543
6	WT Finance Aust Pty Ltd. / Westfield Capital /
	WEA Finance LLC	4.375%	11/15/10	18,930	18,949
					12,582,823
Industrial (29.2%)
	Basic Industry (2.0%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	13,045
	Airgas Inc.	3.250%	10/1/15	11,200	11,351
	Alcoa Inc.	6.000%	7/15/13	66,800	73,011
6	Anglo American Capital PLC	2.150%	9/27/13	24,375	24,853
	ArcelorMittal	5.375%	6/1/13	64,500	69,604
	ArcelorMittal	3.750%	8/5/15	21,233	21,840
	ArcelorMittal USA Inc.	6.500%	4/15/14	12,775	14,185
	Barrick Gold Financeco LLC	6.125%	9/15/13	23,225	26,481
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	19,175	20,306
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,637
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	62,826
	Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	5,197
6	Chevron Phillips Chemical Co. LLC	7.000%	6/15/14	7,800	9,065
	Dow Chemical Co.	4.850%	8/15/12	19,400	20,612
	Dow Chemical Co.	7.600%	5/15/14	42,375	49,828
	Dow Chemical Co.	5.900%	2/15/15	11,250	12,671
	EI du Pont de Nemours & Co.	5.000%	7/15/13	5,340	5,915

EI du Pont de Nemours & Co.	5.875%	1/15/14	208	238
EI du Pont de Nemours & Co.	1.950%	1/15/16	29,260	29,385
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	11,116	11,839
International Paper Co.	5.300%	4/1/15	4,750	5,229
International Paper Co.	7.950%	6/15/18	7,250	8,841
6 Mosaic Co.	7.625%	12/1/16	9,200	9,970
PPG Industries Inc.	5.750%	3/15/13	15,810	17,390
Praxair Inc.	1.750%	11/15/12	23,500	23,953
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	47,934	54,239
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	110,525	138,034
Rohm and Haas Co.	5.600%	3/15/13	20,310	21,918
Sherwin-Williams Co.	3.125%	12/15/14	4,450	4,724

Capital Goods (3.6%)
Allied Waste North America Inc.	7.125%	5/15/16	4,750	5,058
Allied Waste North America Inc.	6.875%	6/1/17	9,125	10,049
6 BAE Systems Holdings Inc.	6.400%	12/15/11	9,500	10,032
Bemis Co. Inc.	5.650%	8/1/14	20,130	22,672
Boeing Capital Corp.	6.500%	2/15/12	26,021	27,966
Boeing Capital Corp.	5.800%	1/15/13	22,048	24,384
Boeing Co.	1.875%	11/20/12	34,575	35,405
Boeing Co.	3.500%	2/15/15	4,750	5,148
Caterpillar Financial Services Corp.	5.750%	2/15/12	35,600	37,944
Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	35,689
Caterpillar Financial Services Corp.	2.000%	4/5/13	48,250	49,601
Caterpillar Financial Services Corp.	4.900%	8/15/13	16,495	18,251
Caterpillar Financial Services Corp.	6.200%	9/30/13	27,200	31,236
Caterpillar Financial Services Corp.	6.125%	2/17/14	14,500	16,721
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	13,385
Cooper US Inc.	5.250%	11/15/12	19,115	20,668
CRH America Inc.	5.625%	9/30/11	73,425	76,458
CRH America Inc.	6.950%	3/15/12	9,300	9,921
CRH America Inc.	5.300%	10/15/13	21,527	23,224
Eaton Corp.	5.750%	7/15/12	7,950	8,586
Eaton Corp.	5.950%	3/20/14	9,750	11,175
Emerson Electric Co.	5.625%	11/15/13	7,800	8,863
Emerson Electric Co.	4.125%	4/15/15	9,220	10,206
General Dynamics Corp.	1.800%	7/15/11	9,000	9,093
General Dynamics Corp.	4.250%	5/15/13	6,500	7,078
General Dynamics Corp.	5.250%	2/1/14	15,260	17,247
General Electric Co.	5.000%	2/1/13	173,538	188,297
Harsco Corp.	5.125%	9/15/13	8,000	8,747
Harsco Corp.	2.700%	10/15/15	37,250	37,510
Honeywell International Inc.	6.125%	11/1/11	8,013	8,456
Honeywell International Inc.	4.250%	3/1/13	4,250	4,598
Illinois Tool Works Inc.	5.150%	4/1/14	30,175	34,125
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	28,020	31,362
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	52,578	65,064
John Deere Capital Corp.	5.400%	10/17/11	23,350	24,473
John Deere Capital Corp.	7.000%	3/15/12	45,448	49,472
John Deere Capital Corp.	5.250%	10/1/12	83,940	91,107
John Deere Capital Corp.	1.875%	6/17/13	30,850	31,676

John Deere Capital Corp.	4.900%	9/9/13	25,147	27,911
John Deere Capital Corp.	2.950%	3/9/15	58,750	62,354
L-3 Communications Corp.	5.875%	1/15/15	28,155	28,753
L-3 Communications Corp.	6.375%	10/15/15	2,100	2,168
Lafarge SA	6.150%	7/15/11	1,850	1,913
Mohawk Industries Inc.	7.200%	4/15/12	18,695	19,844
Northrop Grumman Systems Corp.	7.125%	2/15/11	9,375	9,546
Roper Industries Inc.	6.625%	8/15/13	34,465	38,908
6 Siemens Financieringsmaatschappij NV	5.500%	2/16/12	35,545	37,564
Textron Financial Corp.	5.400%	4/28/13	14,470	15,232
Tyco International Finance SA	4.125%	10/15/14	3,350	3,651
Tyco International Finance SA	8.500%	1/15/19	10,600	13,982
United Technologies Corp.	4.875%	5/1/15	10,040	11,520

Communication (6.7%)
America Movil SAB de CV	5.500%	3/1/14	8,450	9,425
American Tower Corp.	4.625%	4/1/15	6,875	7,407
AT&T Corp.	7.300%	11/15/11	55,836	59,659
AT&T Inc.	5.875%	2/1/12	16,100	17,143
AT&T Inc.	4.950%	1/15/13	47,045	51,110
AT&T Inc.	6.700%	11/15/13	44,596	51,706
AT&T Inc.	4.850%	2/15/14	26,218	29,067
AT&T Inc.	5.100%	9/15/14	9,750	10,967
AT&T Inc.	2.500%	8/15/15	4,750	4,891
AT&T Mobility LLC	6.500%	12/15/11	25,955	27,629
British Telecommunications PLC	9.375%	12/15/10	68,983	69,649
British Telecommunications PLC	5.150%	1/15/13	34,027	36,535
CBS Corp.	8.200%	5/15/14	27,050	32,487
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	165,777	168,605
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	28,250	29,915
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	56,785	67,161
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	10,405	11,735
CenturyLink Inc.	7.875%	8/15/12	18,250	20,003
CenturyLink Inc.	5.000%	2/15/15	4,750	5,041
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	16,250	18,829
Comcast Cable Communications LLC	6.750%	1/30/11	19,750	20,063
Comcast Corp.	5.450%	11/15/10	28,275	28,323
Comcast Corp.	5.500%	3/15/11	29,190	29,726
Comcast Corp.	5.300%	1/15/14	38,109	42,553
Comcast Corp.	6.500%	1/15/15	12,750	15,023
COX Communications Inc.	6.750%	3/15/11	5,265	5,384
COX Communications Inc.	7.125%	10/1/12	39,137	43,345
COX Communications Inc.	4.625%	6/1/13	4,405	4,763
COX Communications Inc.	5.450%	12/15/14	26,810	30,449
Deutsche Telekom International Finance BV	5.250%	7/22/13	13,950	15,390
Deutsche Telekom International Finance BV	5.875%	8/20/13	32,510	36,515
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,627

DIRECTV Holdings LLC	3.550%	3/15/15	36,600	38,384
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	0.000%	0/0/0		—
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	28,100	29,084
Discovery Communications LLC	3.700%	6/1/15	9,750	10,428
France Telecom SA	4.375%	7/8/14	7,625	8,416
Frontier Communications Corp.	7.875%	4/15/15	10,525	11,775
Frontier Communications Corp.	8.250%	4/15/17	14,050	15,999
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,590
6 NBC Universal Inc.	2.100%	4/1/14	34,000	34,392
6 NBC Universal Inc.	3.650%	4/30/15	24,400	25,907
New Cingular Wireless Services Inc.	7.875%	3/1/11	57,939	59,378
New Cingular Wireless Services Inc.	8.125%	5/1/12	83,025	92,052
News America Inc.	5.300%	12/15/14	14,770	16,813
6 Pearson PLC	7.000%	6/15/11	55,450	57,503
Qwest Corp.	7.875%	9/1/11	18,450	19,465
Qwest Corp.	8.875%	3/15/12	54,340	59,638
Qwest Corp.	7.625%	6/15/15	11,590	13,430
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	10,730
Rogers Communications Inc.	7.875%	5/1/12	17,350	19,085
Rogers Communications Inc.	7.250%	12/15/12	22,925	25,829
Rogers Communications Inc.	6.375%	3/1/14	24,002	27,703
RR Donnelley & Sons Co.	4.950%	4/1/14	9,041	9,459
Telecom Italia Capital SA	6.200%	7/18/11	9,700	10,012
Telecom Italia Capital SA	5.250%	11/15/13	53,115	57,810
Telecom Italia Capital SA	6.175%	6/18/14	57,942	64,746
Telecom Italia Capital SA	4.950%	9/30/14	21,713	23,556
Telefonica Emisiones SAU	5.984%	6/20/11	112,190	115,809
Telefonica Emisiones SAU	5.855%	2/4/13	39,535	43,408
Telefonica Emisiones SAU	2.582%	4/26/13	58,500	60,064
Thomson Reuters Corp.	5.950%	7/15/13	35,240	39,693
Thomson Reuters Corp.	5.700%	10/1/14	9,125	10,462
Time Warner Cable Inc.	5.400%	7/2/12	51,200	54,756
Time Warner Cable Inc.	6.200%	7/1/13	20,955	23,598
Time Warner Cable Inc.	8.250%	2/14/14	11,540	13,798
Time Warner Cable Inc.	7.500%	4/1/14	22,545	26,614
Time Warner Cable Inc.	3.500%	2/1/15	11,500	12,151
Verizon Communications Inc.	4.350%	2/15/13	37,755	40,808
Verizon Communications Inc.	5.250%	4/15/13	90,525	99,998
Verizon Communications Inc.	5.550%	2/15/16	19,500	22,902
Verizon Global Funding Corp.	6.875%	6/15/12	20,950	22,975
Verizon Global Funding Corp.	7.375%	9/1/12	59,014	66,106
6 Vivendi SA	5.750%	4/4/13	18,225	19,831
Vodafone Group PLC	5.500%	6/15/11	26,925	27,740
Vodafone Group PLC	5.350%	2/27/12	48,185	51,023
Vodafone Group PLC	3.375%	11/24/15	4,015	4,250
WPP Finance UK	5.875%	6/15/14	8,250	9,207
WPP Finance UK	8.000%	9/15/14	41,360	49,191

Consumer Cyclical (3.3%)
6 American Honda Finance Corp.	2.375%	3/18/13	29,300	30,124

6 American Honda Finance Corp.	4.625%	4/2/13	18,650	20,156
6 American Honda Finance Corp.	6.700%	10/1/13	19,400	22,371
Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,480
CVS Caremark Corp.	5.750%	8/15/11	9,825	10,214
5 CVS Caremark Corp.	6.302%	6/1/12	16,400	15,179
CVS Caremark Corp.	3.250%	5/18/15	24,650	25,928
Daimler Finance North America LLC	5.875%	3/15/11	37,200	37,917
Daimler Finance North America LLC	7.300%	1/15/12	37,750	40,564
Daimler Finance North America LLC	6.500%	11/15/13	8,776	10,103
Darden Restaurants Inc.	5.625%	10/15/12	13,095	14,118
Ford Motor Credit Co. LLC	7.000%	4/15/15	3,910	4,272
Ford Motor Credit Co. LLC	5.625%	9/15/15	3,460	3,668
6 Harley-Davidson Funding Corp.	5.000%	12/15/10	9,300	9,321
6 Harley-Davidson Funding Corp.	5.250%	12/15/12	27,940	29,429
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	15,320	16,522
Historic TW Inc.	9.125%	1/15/13	28,598	33,299
6 Hyundai Capital America	3.750%	4/6/16	4,160	4,241
Hyundai Capital Services Inc.	5.625%	1/24/12	9,375	9,674
JC Penney Corp. Inc.	9.000%	8/1/12	23,036	25,109
Johnson Controls Inc.	5.250%	1/15/11	11,200	11,295
K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	5,204
Lowe's Cos. Inc.	5.600%	9/15/12	18,275	19,935
Macy's Retail Holdings Inc.	6.625%	4/1/11	17,146	17,403
Macy's Retail Holdings Inc.	5.350%	3/15/12	20,092	20,896
McDonald's Corp.	4.300%	3/1/13	13,325	14,424
MGM Resorts International	6.750%	4/1/13	3,825	3,720
MGM Resorts International	5.875%	2/27/14	4,000	3,580
6 Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	39,812
6 Nissan Motor Acceptance Corp.	3.250%	1/30/13	21,370	22,071
Nordstrom Inc.	6.750%	6/1/14	3,200	3,734
PACCAR Financial Corp.	1.950%	12/17/12	32,950	33,646
3 PACCAR Financial Corp.	0.707%	4/5/13	50,535	50,658
PACCAR Financial Corp.	2.050%	6/17/13	12,860	13,188
Staples Inc.	7.750%	4/1/11	4,900	5,041
Staples Inc.	7.375%	10/1/12	22,580	25,005
Staples Inc.	9.750%	1/15/14	23,900	29,517
Target Corp.	5.875%	3/1/12	14,300	15,307
Target Corp.	5.125%	1/15/13	9,340	10,241
Tenneco Inc.	8.625%	11/15/14	4,400	4,554
Toyota Motor Credit Corp.	1.900%	12/5/12	101,150	103,255
Toyota Motor Credit Corp.	1.375%	8/12/13	30,000	30,381
Viacom Inc.	4.375%	9/15/14	9,290	10,155
6 Volkswagen International Finance NV	1.625%	8/12/13	34,125	34,407
6 Volvo Treasury AB	5.950%	4/1/15	16,650	18,323
Wal-Mart Stores Inc.	4.250%	4/15/13	13,175	14,309
Wal-Mart Stores Inc.	4.550%	5/1/13	2,600	2,847
Wal-Mart Stores Inc.	3.200%	5/15/14	50,000	53,503
Wal-Mart Stores Inc.	2.875%	4/1/15	4,230	4,492
Wal-Mart Stores Inc.	1.500%	10/25/15	60,400	59,988
Walgreen Co.	4.875%	8/1/13	60,850	67,655
Walt Disney Co.	5.700%	7/15/11	3,475	3,606
Walt Disney Co.	6.375%	3/1/12	1,900	2,045

Walt Disney Co.	4.500%	12/15/13	53,806	59,746
Western Union Co.	5.400%	11/17/11	38,842	40,690
Western Union Co.	6.500%	2/26/14	28,250	32,354
Yum! Brands Inc.	8.875%	4/15/11	6,725	6,976

Consumer Noncyclical (6.4%)
Abbott Laboratories	3.750%	3/15/11	6,550	6,635
Abbott Laboratories	5.600%	5/15/11	6,070	6,242
Abbott Laboratories	5.150%	11/30/12	19,750	21,582
Abbott Laboratories	2.700%	5/27/15	19,525	20,623
Altria Group Inc.	8.500%	11/10/13	70,200	84,769
AmerisourceBergen Corp.	5.625%	9/15/12	12,395	13,334
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	32,800	34,036
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	97,500	100,415
6 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	54,700	63,936
6 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	12,900	14,547
AstraZeneca PLC	5.400%	9/15/12	39,650	43,144
AstraZeneca PLC	5.400%	6/1/14	1,330	1,524
Avon Products Inc.	5.625%	3/1/14	37,415	42,536
Baxter International Inc.	1.800%	3/15/13	13,650	14,008
Biogen Idec Inc.	6.000%	3/1/13	41,165	44,940
Boston Scientific Corp.	4.500%	1/15/15	34,100	35,762
Bottling Group LLC	6.950%	3/15/14	10,283	12,209
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,659
CareFusion Corp.	4.125%	8/1/12	4,660	4,875
CareFusion Corp.	5.125%	8/1/14	13,970	15,429
6 Cargill Inc.	6.375%	6/1/12	3,900	4,209
6 Cargill Inc.	5.200%	1/22/13	18,650	20,279
Celgene Corp.	2.450%	10/15/15	14,600	14,652
Clorox Co.	5.000%	3/1/13	2,750	2,986
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,900
Coca-Cola Co.	3.625%	3/15/14	23,800	25,658
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	20,400	22,664
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	14,575	17,480
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	5,008
Covidien International Finance SA	5.450%	10/15/12	6,750	7,343
Covidien International Finance SA	1.875%	6/15/13	29,250	29,833
Delhaize Group SA	5.875%	2/1/14	1,925	2,176
Diageo Capital plc	5.200%	1/30/13	6,315	6,913
Diageo Finance BV	5.500%	4/1/13	9,250	10,248
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,679
Eli Lilly & Co.	3.550%	3/6/12	5,950	6,185
Express Scripts Inc.	5.250%	6/15/12	41,950	44,702
General Mills Inc.	5.650%	9/10/12	9,733	10,606
General Mills Inc.	5.250%	8/15/13	15,800	17,625
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	95,400	104,944
HJ Heinz Co.	5.350%	7/15/13	7,175	7,933
Hormel Foods Corp.	6.625%	6/1/11	8,750	9,062
Hospira Inc.	5.900%	6/15/14	6,825	7,718
Kellogg Co.	5.125%	12/3/12	9,770	10,622
Kellogg Co.	4.250%	3/6/13	14,000	15,027
Koninklijke Philips Electronics NV	4.625%	3/11/13	13,925	15,107

Kraft Foods Inc.	5.625%	11/1/11	29,480	30,910
Kraft Foods Inc.	6.000%	2/11/13	9,750	10,812
Kraft Foods Inc.	2.625%	5/8/13	58,500	60,632
Kraft Foods Inc.	5.250%	10/1/13	15,000	16,565
Kraft Foods Inc.	6.750%	2/19/14	21,475	25,085
Kroger Co.	6.750%	4/15/12	13,975	15,120
Kroger Co.	6.200%	6/15/12	3,550	3,846
Kroger Co.	5.000%	4/15/13	31,915	34,826
Kroger Co.	7.500%	1/15/14	13,725	16,217
Life Technologies Corp.	4.400%	3/1/15	14,600	15,657
McKesson Corp.	5.250%	3/1/13	9,750	10,618
McKesson Corp.	6.500%	2/15/14	9,070	10,407
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,817
Medco Health Solutions Inc.	6.125%	3/15/13	29,200	32,292
Medco Health Solutions Inc.	7.250%	8/15/13	21,105	24,369
Medtronic Inc.	4.500%	3/15/14	9,200	10,192
Medtronic Inc.	3.000%	3/15/15	24,300	25,863
Merck & Co. Inc.	1.875%	6/30/11	33,225	33,560
Novartis Capital Corp.	1.900%	4/24/13	131,480	135,181
Novartis Capital Corp.	4.125%	2/10/14	31,775	34,715
PepsiAmericas Inc.	5.625%	5/31/11	4,715	4,855
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,859
PepsiCo Inc.	4.650%	2/15/13	22,166	24,146
PepsiCo Inc.	0.875%	10/25/13	38,260	38,367
PepsiCo Inc.	3.750%	3/1/14	26,150	28,381
Pfizer Inc.	4.450%	3/15/12	64,934	68,366
Pfizer Inc.	5.350%	3/15/15	52,000	60,303
Philip Morris International Inc.	4.875%	5/16/13	36,600	40,288
Philip Morris International Inc.	6.875%	3/17/14	18,431	21,777
Procter & Gamble International Funding SCA	1.350%	8/26/11	19,325	19,491
Reynolds American Inc.	7.250%	6/1/13	7,800	8,756
Reynolds American Inc.	7.625%	6/1/16	3,050	3,591
6 Roche Holdings Inc.	5.000%	3/1/14	4,900	5,489
6 SABMiller PLC	6.200%	7/1/11	27,465	28,433
6 SABMiller PLC	5.500%	8/15/13	9,557	10,540
Safeway Inc.	6.250%	3/15/14	9,650	11,019
St. Jude Medical Inc.	2.200%	9/15/13	48,750	50,077
St. Jude Medical Inc.	3.750%	7/15/14	18,575	20,023
Stryker Corp.	3.000%	1/15/15	13,600	14,374
Sysco Corp.	4.200%	2/12/13	9,255	9,952
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	122,000	123,581
Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	19,130
Thermo Fisher Scientific Inc.	5.000%	6/1/15	6,730	7,625
Unilever Capital Corp.	3.650%	2/15/14	23,300	25,079
Whirlpool Corp.	5.500%	3/1/13	37,511	40,304
6 WM Wrigley Jr Co.	2.450%	6/28/12	53,660	54,188
Wyeth	5.500%	3/15/13	66,330	73,508
Wyeth	5.500%	2/1/14	53,732	61,062

Energy (2.8%)
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	32,536
Apache Corp.	6.250%	4/15/12	24,450	26,352

Apache Corp.	5.250%	4/15/13	4,900	5,378
BP Capital Markets PLC	5.250%	11/7/13	50,040	54,769
BP Capital Markets PLC	3.625%	5/8/14	43,690	45,787
Burlington Resources Finance Co.	6.500%	12/1/11	1,865	1,984
Canadian Natural Resources Ltd.	6.700%	7/15/11	9,450	9,838
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	15,203
Cenovus Energy Inc.	4.500%	9/15/14	23,400	25,843
Chevron Corp.	3.450%	3/3/12	54,125	56,176
ConocoPhillips	4.400%	5/15/13	13,725	14,944
ConocoPhillips	4.750%	2/1/14	74,298	82,615
ConocoPhillips	4.600%	1/15/15	24,400	27,416
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	9,516	10,572
Devon Energy Corp.	5.625%	1/15/14	6,250	7,042
Devon Financing Corp. ULC	6.875%	9/30/11	21,780	23,007
Encana Corp.	4.750%	10/15/13	14,555	16,017
EOG Resources Inc.	2.950%	6/1/15	14,600	15,369
6 GS Caltex Corp.	5.500%	10/15/15	8,300	9,029
Husky Energy Inc.	5.900%	6/15/14	16,115	17,999
Marathon Oil Corp.	6.125%	3/15/12	24,460	26,090
Noble Holding International Ltd.	3.450%	8/1/15	14,600	15,439
Shell International Finance BV	1.875%	3/25/13	145,500	149,271
Shell International Finance BV	4.000%	3/21/14	138,195	150,514
Smith International Inc.	8.625%	3/15/14	20,640	25,108
6 Statoil ASA	5.125%	4/30/14	9,750	10,931
Total Capital SA	3.125%	10/2/15	9,750	10,313
Transocean Inc.	5.250%	3/15/13	2,281	2,413
Transocean Inc.	4.950%	11/15/15	39,000	41,224
Valero Energy Corp.	6.875%	4/15/12	21,000	22,584
Valero Energy Corp.	4.750%	6/15/13	17,350	18,537
Valero Energy Corp.	4.500%	2/1/15	14,625	15,705
Weatherford International Ltd. Bermuda	5.150%	3/15/13	3,737	4,012
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	11,050
XTO Energy Inc.	5.900%	8/1/12	28,225	30,821
XTO Energy Inc.	4.625%	6/15/13	16,975	18,667
XTO Energy Inc.	4.900%	2/1/14	24,000	26,940

Technology (3.2%)
Adobe Systems Inc.	3.250%	2/1/15	14,625	15,394
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,683
Agilent Technologies Inc.	4.450%	9/14/12	46,225	48,772
6 Broadcom Corp.	1.500%	11/1/13	9,750	9,764
CA Inc.	6.125%	12/1/14	11,000	12,480
Cisco Systems Inc.	5.250%	2/22/11	21,990	22,321
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,325
Computer Sciences Corp.	5.000%	2/15/13	15,000	15,999
Computer Sciences Corp.	5.500%	3/15/13	35,210	38,044
Dell Inc.	3.375%	6/15/12	11,400	11,863
Dell Inc.	4.700%	4/15/13	23,640	25,661
Dell Inc.	1.400%	9/10/13	19,500	19,582
Dell Inc.	5.625%	4/15/14	13,000	14,703
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	27,571
Fiserv Inc.	6.125%	11/20/12	28,543	31,169

Fiserv Inc.	3.125%	10/1/15	4,750	4,870
Hewlett-Packard Co.	4.250%	2/24/12	45,500	47,604
Hewlett-Packard Co.	2.950%	8/15/12	8,250	8,602
Hewlett-Packard Co.	4.500%	3/1/13	95,083	102,835
Hewlett-Packard Co.	1.250%	9/13/13	39,000	39,330
Hewlett-Packard Co.	6.125%	3/1/14	19,237	22,216
Hewlett-Packard Co.	4.750%	6/2/14	29,080	32,553
HP Enterprise Services LLC	6.000%	8/1/13	75,058	85,082
IBM International Group Capital LLC	5.050%	10/22/12	68,445	74,339
International Business Machines Corp.	4.950%	3/22/11	31,150	31,724
International Business Machines Corp.	4.750%	11/29/12	14,025	15,224
International Business Machines Corp.	2.100%	5/6/13	83,096	85,731
International Business Machines Corp.	1.000%	8/5/13	113,100	113,406
Intuit Inc.	5.400%	3/15/12	9,200	9,736
Lexmark International Inc.	5.900%	6/1/13	18,400	20,073
Microsoft Corp.	0.875%	9/27/13	18,000	18,039
Microsoft Corp.	2.950%	6/1/14	17,450	18,561
Motorola Inc.	8.000%	11/1/11	22,727	24,147
Oracle Corp.	5.000%	1/15/11	21,562	21,768
Oracle Corp.	4.950%	4/15/13	19,338	21,331
Oracle Corp.	3.750%	7/8/14	35,175	38,297
Pitney Bowes Inc.	4.875%	8/15/14	4,500	4,846
Pitney Bowes Inc.	5.000%	3/15/15	21,870	23,672
6 STATS ChipPAC Ltd.	7.500%	8/12/15	1,000	1,097
Xerox Corp.	6.875%	8/15/11	27,655	28,993
Xerox Corp.	5.500%	5/15/12	9,088	9,681
Xerox Corp.	5.650%	5/15/13	12,830	14,048
Xerox Corp.	4.250%	2/15/15	17,000	18,346

Transportation (1.2%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	7,453	7,602
American Airlines Pass Through Trust 2001-
02	7.858%	10/1/11	15,885	16,679
Burlington Northern Santa Fe LLC	5.900%	7/1/12	4,800	5,191
Canadian National Railway Co.	6.375%	10/15/11	4,325	4,562
5 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	9,222	9,822
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	2,601	2,731
5 Continental Airlines 2000-1 Class A-1 Pass
Through Trust	8.048%	11/1/20	6,546	7,495
5 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	7,212	7,357
CSX Corp.	6.750%	3/15/11	24,540	25,098
CSX Corp.	6.300%	3/15/12	10,668	11,435
CSX Corp.	5.750%	3/15/13	7,475	8,248
CSX Corp.	5.500%	8/1/13	6,900	7,649
CSX Corp.	6.250%	4/1/15	4,262	5,013
5 Delta Air Lines 2000-1 Class A-1 Pass
Through Trust	6.619%	3/18/11	1,400	1,421

	Delta Air Lines 2000-1 Class A-2 Pass
	Through Trust	7.570%	11/18/10	66,365	66,531
	Delta Air Lines 2001-1 Class A-2 Pass
	Through Trust	7.111%	9/18/11	17,510	18,254
	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	9,690	10,150
5	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	4,307	4,490
6	ERAC USA Finance LLC	8.000%	1/15/11	8,400	8,516
6	ERAC USA Finance LLC	5.800%	10/15/12	14,600	15,775
6	ERAC USA Finance LLC	2.750%	7/1/13	21,500	22,113
6	ERAC USA Finance LLC	5.600%	5/1/15	7,339	8,261
	Greenbrier Cos. Inc.	8.375%	5/15/15	9,113	9,067
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	11,947
[3,5] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.667%	12/15/13	10,740	10,278
3	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.712%	3/15/14	25,765	23,302
3	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.826%	11/15/16	19,135	15,978
	Norfolk Southern Corp.	6.750%	2/15/11	16,300	16,594
	Ryder System Inc.	6.000%	3/1/13	39,370	42,792
	Ryder System Inc.	5.850%	3/1/14	3,875	4,252
	Ryder System Inc.	3.600%	3/1/16	23,350	23,984
6	Southwest Airlines Co.	10.500%	12/15/11	24,225	26,526
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	2,456	2,707
	Union Pacific Corp.	5.450%	1/31/13	4,580	5,009
					11,262,643
Utilities (5.6%)
	Electric (4.5%)
	Alabama Power Co.	4.850%	12/15/12	6,640	7,159
	Ameren Corp.	8.875%	5/15/14	25,100	29,069
	American Water Capital Corp.	6.085%	10/15/17	10,800	12,407
	Appalachian Power Co.	5.550%	4/1/11	19,000	19,345
	Appalachian Power Co.	5.650%	8/15/12	16,820	18,139
	Appalachian Power Co.	3.400%	5/24/15	24,500	25,989
	Carolina Power & Light Co.	6.500%	7/15/12	38,537	42,209
	Carolina Power & Light Co.	5.125%	9/15/13	12,286	13,707
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,616
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	2,950	3,276
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,253
3	CMS Energy Corp.	1.239%	1/15/13	10,000	9,675
	Commonwealth Edison Co.	5.400%	12/15/11	14,049	14,767
	Commonwealth Edison Co.	6.150%	3/15/12	11,200	12,014
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,160
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	5,000	5,427
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,528
	Consumers Energy Co.	5.375%	4/15/13	33,610	36,970
5	Dominion Resources Inc.	6.300%	9/30/11	37,740	36,254
	Dominion Resources Inc.	5.700%	9/17/12	12,107	13,181
	Dominion Resources Inc.	5.000%	3/15/13	3,800	4,153

	DPL Inc.	6.875%	9/1/11	44,692	46,905
	DTE Energy Co.	7.625%	5/15/14	4,900	5,834
	Duke Energy Carolinas LLC	5.300%	10/1/15	4,900	5,741
	Duke Energy Corp.	3.350%	4/1/15	19,500	20,777
	Duke Energy Ohio Inc.	2.100%	6/15/13	23,100	23,773
6	EDP Finance BV	5.375%	11/2/12	60,896	63,628
6	Enel Finance International SA	5.700%	1/15/13	4,800	5,205
6	Enel Finance International SA	3.875%	10/7/14	37,750	39,706
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	46,600
	Exelon Generation Co. LLC	5.350%	1/15/14	19,500	21,708
	FirstEnergy Corp.	6.450%	11/15/11	345	360
	Florida Power Corp.	6.650%	7/15/11	3,400	3,544
	Florida Power Corp.	4.800%	3/1/13	14,480	15,788
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	18,613	19,241
3	FPL Group Capital Inc.	1.172%	6/17/11	23,250	23,349
3	FPL Group Capital Inc.	0.818%	11/9/12	25,750	25,882
	FPL Group Capital Inc.	2.600%	9/1/15	49,100	49,885
5	FPL Group Capital Inc.	6.350%	10/1/16	8,820	8,671
3	Georgia Power Co.	0.612%	3/15/13	31,000	31,089
	Georgia Power Co.	6.000%	11/1/13	8,105	9,292
	Great Plains Energy Inc.	2.750%	8/15/13	11,700	11,819
[5,6] GWF Energy LLC		6.131%	12/30/11	2,009	2,038
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	9,700	10,143
6	International Transmission Co.	4.450%	7/15/13	8,800	9,453
6	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	6,220
	MidAmerican Energy Co.	5.650%	7/15/12	39,025	41,971
	Midamerican Energy Holdings Co.	3.150%	7/15/12	36,805	38,172
	Midamerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,275
6	Monongahela Power Co.	7.950%	12/15/13	6,720	7,927
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	24,300	26,389
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	26,340	27,264
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	69,773	77,997
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	13,300	13,321
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	4,900	5,466
	Nevada Power Co.	8.250%	6/1/11	5,525	5,753
	Nevada Power Co.	6.500%	4/15/12	8,150	8,733
	Nevada Power Co.	5.875%	1/15/15	6,650	7,594
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,109
	Northeast Utilities	7.250%	4/1/12	16,260	17,538
	Northeast Utilities	5.650%	6/1/13	23,225	25,516
	Northern States Power Co.	8.000%	8/28/12	20,550	23,056
	Northern States Power Co.	1.950%	8/15/15	19,500	19,951
	NSTAR Electric Co.	4.875%	10/15/12	5,430	5,820
	Ohio Power Co.	5.300%	11/1/10	10,030	10,036
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	32,595	36,789
	Pacific Gas & Electric Co.	4.200%	3/1/11	11,950	12,095
	Pacific Gas & Electric Co.	6.250%	12/1/13	13,761	15,702

Pacific Gas & Electric Co.	4.800%	3/1/14	9,728	10,750
Peco Energy Co.	5.950%	11/1/11	8,500	8,933
Peco Energy Co.	5.600%	10/15/13	7,300	8,246
Peco Energy Co.	5.000%	10/1/14	4,855	5,487
PG&E Corp.	5.750%	4/1/14	32,050	36,108
5 PPL Capital Funding Inc.	6.700%	3/30/17	20,650	19,890
PPL Electric Utilities Corp.	7.125%	11/30/13	20,260	23,792
PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,700
Progress Energy Inc.	7.100%	3/1/11	3,170	3,235
Progress Energy Inc.	6.850%	4/15/12	31,660	34,347
Progress Energy Inc.	6.050%	3/15/14	10,430	11,872
PSEG Power LLC	2.500%	4/15/13	16,525	17,087
PSEG Power LLC	5.000%	4/1/14	9,650	10,621
Public Service Co. of Colorado	7.875%	10/1/12	6,741	7,588
Public Service Electric & Gas Co.	5.125%	9/1/12	6,215	6,660
Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,734
Public Service Electric & Gas Co.	2.700%	5/1/15	21,500	22,523
Sierra Pacific Power Co.	5.450%	9/1/13	9,280	10,231
Southern California Edison Co.	5.000%	1/15/14	3,300	3,670
Southern California Edison Co.	5.750%	3/15/14	12,925	14,911
3 Southern Co.	0.689%	10/21/11	31,800	31,909
Southern Co.	5.300%	1/15/12	11,931	12,565
Southern Co.	4.150%	5/15/14	4,650	5,038
Tampa Electric Co.	6.875%	6/15/12	19,330	21,031
Tampa Electric Co.	6.375%	8/15/12	7,459	8,110
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	34,100	35,920
Virginia Electric and Power Co.	4.750%	3/1/13	31,625	34,369
Wisconsin Energy Corp.	6.500%	4/1/11	35,040	35,909

Natural Gas (1.1%)
AGL Capital Corp.	7.125%	1/14/11	9,900	10,019
5 Enbridge Energy Partners LP	8.050%	10/1/17	4,615	4,722
Energy Transfer Partners LP	5.650%	8/1/12	12,660	13,461
Energy Transfer Partners LP	6.000%	7/1/13	18,540	20,452
Enterprise Products Operating LLC	7.500%	2/1/11	24,400	24,805
Enterprise Products Operating LLC	4.600%	8/1/12	21,450	22,632
Enterprise Products Operating LLC	6.375%	2/1/13	7,300	8,074
Enterprise Products Operating LLC	5.650%	4/1/13	26,970	29,442
Enterprise Products Operating LLC	5.900%	4/15/13	36,800	40,447
Enterprise Products Operating LLC	9.750%	1/31/14	25,925	32,013
5 Enterprise Products Operating LLC	8.375%	8/1/16	20,700	21,876
6 Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	25,060
Kinder Morgan Energy Partners LP	6.750%	3/15/11	3,750	3,830
Kinder Morgan Energy Partners LP	5.850%	9/15/12	14,600	15,795
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	4,167
6 NGPL PipeCo LLC	6.514%	12/15/12	19,335	20,746
ONEOK Partners LP	5.900%	4/1/12	15,090	16,092
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	14,465	15,181
6 Rockies Express Pipeline LLC	6.250%	7/15/13	10,475	11,474
6 Rockies Express Pipeline LLC	3.900%	4/15/15	12,775	12,958
5 Southern Union Co.	7.200%	11/1/11	17,625	16,259

	TransCanada PipeLines Ltd.	4.000%	6/15/13	4,900	5,263
	TransCanada PipeLines Ltd.	3.400%	6/1/15	18,000	19,302
5	TransCanada PipeLines Ltd.	6.350%	5/15/17	7,500	7,195
	Williams Partners LP	3.800%	2/15/15	19,400	20,581

					2,145,505
Total Corporate Bonds (Cost $25,151,886)					25,990,971
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
6	Abu Dhabi Government International Bond	5.500%	4/8/14	9,740	10,831
6	Abu Dhabi National Energy Co.	5.620%	10/25/12	4,000	4,208
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	7,000	7,301
6	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	5.670%	3/5/14	10,075	10,738
	Brazilian Government International Bond	7.875%	3/7/15	9,700	12,028
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,637
	Eksportfinans ASA	2.000%	9/15/15	2,500	2,525
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	2,575	2,591
	European Investment Bank	4.250%	7/15/13	8,750	9,599
	European Investment Bank	2.875%	1/15/15	19,500	20,835
	European Investment Bank	2.750%	3/23/15	8,750	9,329
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	19,045
6	Gazprom Via Gaz Capital SA	6.212%	11/22/16	2,425	2,586
[6,9]	Hana Bank	6.500%	4/9/12	4,580	4,887
	Hungary Government International Bond	4.750%	2/3/15	1,000	1,047
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,713
10	Japan Finance Corp.	1.875%	9/24/15	4,500	4,549
	Korea Development Bank	5.300%	1/17/13	18,675	19,935
6	Korea Gas Corp.	6.000%	7/15/14	4,500	5,006
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	8,750	9,275
11	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	4,400	4,491
11	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	28,250	30,000
11	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,538
6	MDC-GMTN B.V.	5.750%	5/6/14	11,300	12,467
	Mexico Government International Bond	5.875%	2/17/14	4,800	5,427
	Mexico Government International Bond	6.625%	3/3/15	4,800	5,666
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,722
	Nordic Investment Bank	2.500%	7/15/15	18,000	18,941
	Peruvian Government International Bond	9.125%	2/21/12	2,900	3,197
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	6,492
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,600	1,882
	Petroleos Mexicanos	4.875%	3/15/15	8,800	9,512
[5,6]	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	5,800	6,008
6	Petronas Capital Ltd.	7.000%	5/22/12	20,700	22,477
[5,6]	PF Export Receivables Master Trust	3.748%	6/1/13	3,872	3,847
[5,6]	PF Export Receivables Master Trust	6.436%	6/1/15	8,494	8,952
	Poland Government International Bond	3.875%	7/16/15	6,800	7,191
	Province of Ontario Canada	3.500%	7/15/13	8,750	9,380
	Province of Ontario Canada	2.950%	2/5/15	8,750	9,328
	Province of Ontario Canada	1.875%	9/15/15	6,400	6,483

6	Qatar Government International Bond	5.150%	4/9/14	3,200	3,493
6	Qatar Government International Bond	4.000%	1/20/15	8,000	8,400
[5,6]	Qatar Petroleum	5.579%	5/30/11	5,224	5,284
[6,12] Qatari Diar Finance QSC		3.500%	7/21/15	4,600	4,711
6	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	5,067
6	Qtel International Finance Ltd.	3.375%	10/14/16	4,325	4,331
[5,6]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	9,315	10,139
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	6,675	7,403
	Republic of Italy	2.125%	10/5/12	11,650	11,822
	Republic of Italy	4.375%	6/15/13	3,000	3,193
	Republic of Italy	2.125%	9/16/13	1,750	1,775
	Republic of Italy	3.125%	1/26/15	2,500	2,573
	Republic of Korea	4.250%	6/1/13	4,675	4,966
6	TDIC Finance Ltd.	6.500%	7/2/14	7,275	8,026
Total Sovereign Bonds (Cost $422,319)					442,849
Taxable Municipal Bonds (0.5%)
	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)	3.625%	5/1/14	4,000	4,338
3	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.036%	10/15/12	47,450	46,072
	Illinois GO	2.766%	1/1/12	24,000	24,162
	Illinois GO	4.071%	1/1/14	15,000	15,565
	Loudoun County VA IDA Rev. (Howard
	Hughes Medical Institute)	3.450%	9/1/14	6,200	6,678
	Louisiana Local Govt. Environmental Fac. &
	Community Dev. Auth. Rev.	3.220%	2/1/21	29,250	30,089
	Louisiana Local Govt. Environmental Fac. &
	Community Dev. Auth. Rev.	3.450%	2/1/22	13,800	14,225
	New York City NY IDA Special Fac. Rev.
	(American Airlines)	7.500%	8/1/16	3,400	3,572
	New York City NY Transitional Finance Auth.
	Rev.	5.508%	8/1/37	19,580	19,400
	North Carolina Capital Facs Finance Agency
	Rev (Duke Univ)	4.200%	4/1/14	7,200	7,945
	North Texas Tollway Auth. Rev.	6.718%	1/1/49	11,431	11,755
	San Diego County CA Water Auth.	6.138%	5/1/49	6,510	7,057
Total Taxable Municipal Bonds (Cost $190,033)					190,858
Tax-Exempt Municipal Bonds (0.1%)
Texas (0.0%)
3	Calhoun County TX Navigation IDA Port Rev.
	(BP PLC) VRDO	0.370%	1/1/24 LOC	10,000	10,000

California (0.1%)
3	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.260%	2/1/37 LOC	15,945	15,945

Total Tax-Exempt Municipal Bonds (Cost $25,945)					25,945

			Market
			Value
	Coupon	Shares	($000)
Convertible Preferred Stock (0.0%)
Financials (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.	7.250%	29,160	26

Total Convertible Preferred Stocks (Cost $29,160)			26
Preferred Stocks (0.3%)
Southern California Edison Co. Pfd.	5.349%	717,682	72,800
Goldman Sachs Group Inc. Pfd.	4.000%	721,475	16,139
Santander Finance Preferred SA Unipersonal
Pfd.	10.500%	311,773	9,013
Aspen Insurance Holdings Ltd. Pfd.	7.401%	262,600	6,368
General Electric Capital Corp. Pfd.	6.450%	180,000	4,612
Federal National Mortgage Assn. Pfd.	4.500%	934,000	402
Total Preferred Stocks (Cost $132,168)			109,334
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[13] Vanguard Market Liquidity Fund (Cost
$950,276)	0.237%	950,276,115	950,276

Total Investments (99.4%) (Cost $37,294,889)			38,266,927
Other Assets and Liabilities-Net (0.6%)			233,927
Net Assets (100%)			38,500,854

1 Securities with a value of $18,256,000 have been segregated as initial margin for open futures contracts.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 Adjustable-rate security.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $6,354,010,000, representing 16.5% of net assets.
7 Non-income-producing security--security in default.
8 Non-income-producing security—issuer has suspended all payments until February 1, 2012.
9 Guaranteed by the Republic of Korea.
10Guaranteed by the Government of Japan.
11Guaranteed by the Federal Republic of Germany.
12Guaranteed by the State of Qatar.
13Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	( Depreciation)
2-Year U.S. Treasury Note	December 2010	24,770	5,449,013	22,143

Ultra U.S. Treasury Bond	December 2010	163	21,980	(190)

30-Year U.S. Treasury Note	December 2010	(103)	(13,487)	(108)

10-Year U.S. Treasury Note	December 2010	(3,773)	(476,459)	(169)

5-Year U.S. Treasury Note	December 2010	(20,402)	(2,480,437)	(33,051)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers.

Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund has also entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

A swaption contract is an option to enter into a swap contract. Swaptions can be used to attain a desired interest rate exposure. The fund has purchased put swaptions whereby the fund has bought the right to enter into an interest rate swap, paying a fixed rate and receiving a floating rate. The fund has also written put swaptions whereby the fund has granted a counterparty the right to enter into an interest rate swap, with the fund paying a floating rate and receiving a fixed rate.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. Swaptions are also valued based on market quotations received from independent vendor pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset that is subsequently adjusted daily to the current market value of the swaption purchased. The premium received for a written swaption is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the swaption written. Fluctuations in the value of the swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. The primary risk associated with purchasing swaptions is that interest rates move such that the option is out-of-the money, the position expires worthless, and the fund loses the amount that it paid to enter the trade. The primary risk associated with writing swaptions is that interest rates move such that the option is in-the-money, the counterparty exercises the option and the fund has a loss equal to the market value of the swap, less the premium received. A risk for all types of swaps and swaptions is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap or swaption contract. This risk is mitigated by entering into swaps and swaptions only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap and swaption contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2010, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao Vizcaya
Argententaria SA/Aa2	9/20/15	BARC	27,300	1,144	1.000	234
Bank of America
Corporation/A2	3/20/15	DBAG	10,660	246	1.000	(73)
Bank of America
Corporation/A2	9/20/15	RBS	7,770	248	1.000	(18)
				—
Burlington Northern/Baa1	6/20/12	DBAG	18,400		0.400	85
				—
Johnson & Johnson/Aaa	9/20/12	UBSAG	7,340		0.080	(21)

				—
Johnson & Johnson/Aaa	9/20/12	GSCM	18,345		0.070	(55)
Metlife Inc./A2	3/20/15	DBAG	11,700	706	1.000	291
Credit Protection Purchased
AT&T	6/20/13	GSCM	12,700	—	(1.040)	(202)
Bank of America Corporation	9/20/11	JPMC	8,000	(13)	(1.000)	(8)
Bank of America Corporation	12/20/15	DBAG	19,500	(915)	(1.000)	(149)
Bank of America Corporation	12/20/15	DBAG	19,500	(941)	(1.000)	(175)
Bank of America Corporation	12/20/14	DBAG	13,300	(167)	(1.000)	229
Bank of America Corporation	12/20/14	BARC	13,300	(155)	(1.000)	239
Bank of America Corporation	12/20/14	BARC	9,700	(95)	(1.000)	189

Barclays Bank	6/20/11	RBS	10,000	66	(1.000)	18
Barclays Bank	9/20/11	BOANA	2,000	(2)	(1.000)	(6)
CDX	12/20/15	BARC	77,300	85	(1.000)	(132)
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(5,563)
Goldman Sachs & Co.	3/20/11	BOANA	10,000	—	(1.000)	(6)
Goldman Sachs & Co.	9/20/11	DBAG	20,000	(161)	(1.000)	(143)
Goldman Sachs & Co.	9/20/11	JPMC	10,000	(32)	(1.000)	(41)
Intesa SanPaolo Spa	6/20/15	DBAG	17,700	(312)	(1.000)	(157)
Intesa SanPaolo Spa	6/20/15	BOANA	17,700	(329)	(1.000)	(172)
Intesa SanPaolo Spa	6/20/15	BOANA	8,900	(457)	(1.000)	(290)
J.P. Morgan Chase & Co.	9/20/11	GSCM	10,000	54	(1.000)	(11)
Merrill Lynch	9/20/13	BOANA	14,700	—	(2.900)	(560)
Morgan Stanley	9/20/15	BARC	11,000	(606)	(1.000)	(278)
Wells Fargo	12/20/11	DBAG	10,000	54	(1.000)	30
Wells Fargo	3/20/11	BOANA	13,000	43	(1.000)	(4)
Wells Fargo	3/20/15	GSCM	10,660	(90)	(1.000)	(40)
Wells Fargo	9/20/11	BOANA	14,000	52	(1.000)	(9)
						(6,798)

1 BARC—Barclays Bank PLC.

BOANA—Bank of America NA.

DBAG—Deutsche Bank AG.

GSCM—Goldman Sachs Bank USA.

JPMC—JP Morgan Chase Bank NA.

RBS—The Royal Bank of Scotland PLC.

UBSAG—UBS AG.

Interest Rate Swaps
Termination Date	Counterparty[1]	Notional	Fixed Interest	Floating Interest	Unrealized
		Amount	Rate	Rate	Appreciation
		($000)	Received	Received	(Depreciation)
			(Paid)	(Paid)	($000)
			(%)	(%)
12/6/2011	WFC	53,733	2.020	(0.290) [2]	964
12/6/2012	BARC	94,300	2.330	(0.290) [2]	3,557
12/1/2013	GSCM	43,112	2.580	(0.300) [2]	2,408
11/6/2010	BARC	26,104	1.350	(0.260) [3]	3
10/6/2011	WFC	50,585	1.720	(0.260) [3]	661
9/6/2012	GSCM	54,931	2.070	(0.260) [3]	1,678
3/6/2014	GSCM	128,659	2.450	(0.260) [3]	7,156
11/6/2010	BARC	40,154	1.350	(0.260) [3]	4
11/6/2010	GSCM	11,674	1.360	(0.260) [3]	1
11/6/2010	WFC	10,193	1.360	(0.260) [3]	1
10/6/2011	BARC	76,060	1.720	(0.260) [3]	997
9/6/2012	BOANA	88,131	2.070	(0.260) [3]	2,680
12/1/2013	WFC	124,223	2.580	(0.300) [2]	6,931
12/1/2013	GSCM	128,237	2.580	(0.300) [2]	7,162
12/15/2010	WFC	17,550	1.020	(0.260) [3]	16
9/16/2013	GSCM	16,750	2.290	(0.290) [2]	763
11/17/2013	JPMC	7,695	2.170	(0.260) [3]	348
2/15/2013	WFC	3,900	1.960	(0.260) [3]	130
5/15/2014	GSCM	2,675	2.300	(0.260) [3]	137

11/15/2012	WFC	6,650	1.900	(0.260) [3]	197
7/15/2012	GSCM	41,000	1.730	(0.260) [3]	930
10/15/2012	WFC	5,260	1.800	(0.260) [3]	141
10/20/2012	BARC	19,100	1.760	(0.260) [3]	499
11/15/2012	BARC	13,205	1.950	(0.260) [3]	405
10/15/2011	WFC	5,000	1.510	(0.260) [3]	57
3/15/2013	WFC	2,400	2.100	(0.260) [3]	90

3/15/2013	WFC	6,600	2.170	(0.260) [3]	259
9/15/2013	WFC	49,000	2.330	(0.290) [2]	2,289
7/15/2012	WFC	23,000	1.710	(0.260) [3]	514
8/20/2012	WFC	29,300	1.770	(0.260) [3]	716
6/15/2013	GSCM	9,300	2.350	(0.260) [3]	433
5/15/2012	GSCM	89,500	1.900	(0.260) [3]	2,082
12/17/2012	BARC	7,900	2.380	(0.260) [3]	322
4/16/2012	WFC	5,075	1.990	(0.260) [3]	119
2/15/2012	BOANA	36,100	1.770	(0.260) [3]	656
2/15/2017	WFC	85,000	3.370	(0.260) [3]	8,021
12/17/2012	BOANA	87,300	2.030	(0.260) [3]	2,918
12/15/2012	BOANA	11,000	2.210	(0.290) [2]	391
7/15/2013	BARC	10,000	2.530	(0.260) [3]	524
2/15/2017	GSCM	45,000	3.430	(0.260) [3]	4,410
3/15/2013	BARC	11,750	2.380	(0.260) [3]	520
10/22/2012	BOANA	10,950	2.450	(0.260) [3]	436
10/20/2012	BARC	18,900	2.040	(0.260) [3]	595
4/15/2011	BOANA	25,400	1.050	(0.260) [3]	88
3/15/2014	WFC	14,000	2.660	(0.260) [3]	879
12/17/2012	WFC	26,400	2.260	(0.290) [2]	969
12/15/2016	WFC	16,300	3.370	(0.290) [2]	1,492
8/15/2014	WFC	78,750	2.680	(0.260) [3]	5,175
8/15/2012	WFC	77,375	1.850	(0.260) [3]	1,985
4/15/2012	GSCM	8,940	1.540	(0.260) [3]	151
12/17/2012	WFC	21,050	1.990	(0.290) [2]	654
7/15/2013	BOANA	54,488	2.190	(0.260) [3]	2,360
5/16/2011	BOANA	3,400	0.940	(0.260) [3]	12
1/18/2011	BOANA	6,830	0.740	(0.260) [3]	6
11/15/2010	GSCM	2,700	0.630	(0.260) [3]	-
4/16/2012	BOANA	890	1.570	(0.260) [3]	16
7/15/2011	GSCM	3,380	1.090	(0.260) [3]	19
7/15/2011	BOANA	10,355	1.090	(0.260) [3]	57
6/15/2012	BARC	69,900	1.660	(0.260) [3]	1,431
3/6/2012	GSCM	55,124	1.500	(0.260) [3]	847
6/15/2012	BARC	3,280	1.680	(0.260) [3]	68
2/6/2012	WFC	61,196	1.490	(0.260) [3]	877
9/15/2012	GSCM	62,700	1.860	(0.260) [3]	1,689
6/15/2012	BARC	17,425	1.610	(0.260) [3]	345

6/15/2012	WFC	55,500	1.570	(0.260) [3]	1,061
4/15/2012	WFC	11,270	1.540	(0.260) [3]	191
10/21/2011	WFC	31,800	1.340	(0.290) [2]	302
2/15/2017	BARC	3,380	3.180	(0.260) [3]	280
7/15/2012	BARC	36,250	1.680	(0.260) [3]	792
1/15/2012	WFC	10,200	1.380	(0.260) [3]	128
8/15/2011	GSCM	3,400	1.090	(0.260) [3]	21
12/6/2012	BARC	7,800	1.930	(0.290) [2]	230
10/15/2012	BOANA	23,900	1.750	(0.260) [3]	615
11/9/2012	WFC	25,750	1.860	(0.420) [2]	700
1/15/2017	BARC	2,570	2.970	(0.260) [3]	182
6/1/2016	WFC	14,500	2.910	(0.300) [2]	999
7/15/2012	WFC	3,425	1.450	(0.260) [3]	61
6/15/2014	WFC	10,400	2.340	(0.260) [3]	548
2/15/2013	WFC	27,500	1.710	(0.260) [3]	765
4/15/2014	WFC	26,200	2.210	(0.260) [3]	1,252
11/15/2013	WFC	3,190	2.040	(0.260) [3]	132
7/15/2014	WFC	13,720	2.310	(0.260) [3]	709
11/15/2013	WFC	44,700	2.040	(0.260) [3]	1,847
1/15/2012	WFC	11,520	1.230	(0.260) [3]	123
8/15/2016	BOANA	5,320	3.230	(0.260) [3]	472
2/20/2013	WFC	18,200	1.930	(0.260) [3]	600
12/15/2012	WFC	42,980	1.820	(0.260) [3]	1,244
6/15/2017	GSCM	9,860	3.490	(0.260) [3]	985
11/15/2012	WFC	9,510	1.810	(0.260) [3]	265
7/16/2012	WFC	3,650	1.590	(0.260) [3]	74
3/24/2015	GSCM	4,380	2.910	(0.260) [3]	335
6/16/2014	WFC	105	2.580	(0.260) [3]	6
2/15/2013	WFC	1,730	1.890	(0.260) [3]	55
12/15/2012	WFC	17,280	1.760	(0.260) [3]	478
6/15/2017	BARC	4,960	3.470	(0.260) [3]	489
9/15/2017	GSCM	58,750	3.520	(0.260) [3]	5,864
7/15/2012	WFC	8,970	1.450	(0.260) [3]	161
8/15/2011	BOANA	13,850	0.830	(0.260) [3]	57
1/15/2012	WFC	4,180	1.150	(0.260) [3]	41
12/15/2016	WFC	13,800	3.330	(0.290) [2]	1,230
12/15/2016	GSCM	25,000	3.330	(0.290) [2]	2,229
6/15/2017	GSCM	21,550	3.400	(0.260) [3]	2,030

11/15/2013	BARC	13,300	2.240	(0.260) [3]	630
6/15/2012	WFC	40,600	1.450	(0.260) [3]	694
12/15/2012	WFC	88,458	1.720	(0.260) [3]	2,360
5/15/2012	BOANA	2,075	1.350	(0.260) [3]	31
3/15/2013	WFC	1,100	1.850	(0.260) [3]	35
12/15/2016	JPMC	18,575	3.260	(0.290) [2]	1,578
6/15/2012	JPMC	2,770	1.350	(0.260) [3]	43
1/15/2012	WFC	4,150	1.080	(0.260) [3]	37
6/15/2017	BOANA	25,000	3.310	(0.260) [3]	2,212
12/15/2016	WFC	11,050	3.260	(0.290) [2]	939
9/15/2017	BARC	54,900	3.360	(0.260) [3]	4,917
2/15/2013	WFC	24,210	1.730	(0.260) [3]	684
7/15/2012	JPMC	26,620	1.370	(0.260) [3]	441
11/15/2013	WFC	20,600	2.090	(0.260) [3]	883
1/15/2012	WFC	380	1.050	(0.260) [3]	3
11/15/2012	WFC	1,448	1.560	(0.260) [3]	33
3/15/2013	JPMC	89,700	1.740	(0.260) [3]	2,639
1/15/2013	WFC	116,600	1.720	(0.260) [3]	3,217
1/15/2013	WFC	110,800	1.770	(0.290) [2]	2,997
12/15/2012	GSCM	87,700	1.600	(0.290) [2]	1,986
8/15/2011	WFC	17,100	0.740	(0.260) [3]	58
9/15/2011	BOANA	26,100	0.840	(0.260) [3]	121
1/15/2012	WFC	10,400	1.060	(0.260) [3]	90
5/15/2012	WFC	28,000	1.260	(0.260) [3]	377
2/23/2012	GSCM	146,200	1.210	(0.340) [2]	1,542
3/15/2013	WFC	31,000	1.710	(0.290) [2]	833
1/15/2013	JPMC	10,000	1.630	(0.290) [2]	241
10/15/2011	WFC	12,400	0.930	(0.290) [2]	66
3/15/2011	BARC	8,900	0.550	(0.290) [2]	8
4/5/2013	GSCM	50,535	1.770	(0.260) [3]	1,533
3/15/2013	JPMC	30,573	1.720	(0.260) [3]	884
8/15/2012	JPMC	11,450	1.440	(0.260) [3]	212
3/15/2014	WFC	7,500	2.210	(0.260) [3]	357
9/15/2013	WFC	30,000	1.950	(0.260) [3]	1,139
4/20/2012	JPMC	45,000	1.180	(0.290) [2]	498
5/15/2012	WFC	48,800	1.140	(0.260) [3]	566
2/17/2015	GSCM	156,300	2.560	(0.370) [2]	9,081
4/25/2020	JPMC	88,000	3.020	(0.290) [2]	3,145

2/15/2017	WFC	2,920	2.410	(0.260) [3]	106
2/15/2017	WFC	28,600	2.410	(0.260) [3]	1,034
9/15/2017	GSCM	46,475	2.530	(0.260) [3]	1,639
1/15/2013	WFC	3,120	1.000	(0.260) [3]	37
5/15/2014	GSCM	6,100	1.530	(0.260) [3]	148
2/15/2012	GSCM	2,410	0.690	(0.260) [3]	10
4/15/2013	WFC	75,700	1.100	(0.260) [3]	1,086
6/15/2014	GSCM	66,500	1.570	(0.260) [3]	1,667
9/15/2013	GSCM	26,945	1.250	(0.260) [3]	487
11/15/2011	WFC	14,250	0.610	(0.260) [3]	43
7/15/2013	WFC	9,800	1.190	(0.260) [3]	161
2/15/2015	BOANA	6,620	1.800	(0.260) [3]	193
11/15/2012	WFC	9,200	0.930	(0.260) [3]	93
12/15/2016	JPMC	9,620	2.510	(0.290) [2]	392
2/15/2017	BARC	3,530	2.290	(0.260) [3]	102
2/15/2015	WFC	10,530	1.630	(0.260) [3]	234
12/15/2016	GSCM	380	2.390	(0.290) [2]	13
9/15/2017	WFC	6,670	2.350	(0.260) [3]	154
2/15/2013	WFC	750	0.800	(0.260) [3]	5
2/20/2013	WFC	14,525	0.800	(0.260) [3]	105
10/15/2013	WFC	10,340	1.020	(0.260) [3]	116
8/15/2016	BARC	14,780	1.920	(0.260) [3]	233
8/15/2016	GSCM	10,000	1.900	(0.260) [3]	149
1/15/2017	GSCM	5,520	2.010	(0.260) [3]	74
1/15/2017	BOANA	19,600	1.950	(0.260) [3]	201
4/1/2014	WFC	16,040	1.200	(0.290) [2]	181
8/15/2015	GSCM	133,092	1.590	(0.260) [3]	1,883
8/15/2016	GSCM	6,760	1.840	(0.260) [3]	78
3/1/2012	WFC	14,000	0.530	(0.300) [2]	24
1/25/2013	WFC	8,525	0.820	(0.290) [2]	52
9/15/2015	UBSAG	181,400	1.630	(0.260) [3]	2,728
2/15/2017	BOANA	121,225	1.880	(0.260) [3]	499
7/27/2012	GSCM	37,960	0.590	(0.290) [2]	86
5/16/2014	WFC	25,800	1.080	(0.380) [2]	155
10/15/2014	WFC	15,475	1.130	(0.260) [3]	93
4/12/2011	GSCM	40,713	0.330	(0.290) [2]	3
1/15/2014	WFC	14,650	0.870	(0.290) [2]	37
10/25/2016	WFC	61,500	1.710	(0.290) [2]	(196)

10/21/2015	WFC	103,100	1.490	(0.280) [2]	330
9/15/2013	WFC	6,466	0.700	(0.250) [3]	15
					171,354

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wachovia Bank N.A.
2 Based on 3-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps

			Floating	Unrealized
		Notional	Interest Rate	Appreciation
		Amount	Received	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Commercial Mortgage-Backed Securities
AAA Index
11/1/10	BARC	22,300	(0.260)	—
	BARC
12/1/10		15,250	(0.260)	1,052
	BARC
1/1/11		30,000	(0.260)	1,592
	BARC
2/1/11		32,000	(0.260)	1,009
	BARC
3/1/11		25,000	(0.260)	534
	BARC
4/1/11		25,800	(0.260)	140
				4,327

1 BARC—Barclays Bank PLC.

2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
	—	1,297,001	—
U.S. Government and Agency Obligations
	—	9,259,667	—
Asset-Backed/Commercial Mortgage-Backed Securities
	—	25,990,971	—
Corporate Bonds
	—	442,849	—
Sovereign Bonds
	—	190,858	—
Taxable Municipal Bonds
	—	25,945	—
Tax-Exempt Municipal Bonds
	26	—	—
Convertible Preferred Stocks
	109,334	—	—
Preferred Stocks
	950,276	—	—
Temporary Cash Investments
	3,896	—	—
Futures Contracts—Assets[1]
	(5,822)	—	—
Futures Contracts—Liabilities[1]
	—	177,192	—
Swap Contracts—Assets
	—	(8,309)	—
Swap Contracts—Liabilities
	1,057,710	37,207,291	—
Total
1 Represents variation margin on the last day of the reporting period.

E. At October 31, 2010, the cost of investment securities for tax purposes was $37,327,645,000. Net unrealized $939,282,000, consisting of unrealized gains of $1,342,517,000 on securities that had risen in value since their purchase and $403,235,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.2%)
U.S. Government Securities (6.1%)
	United States Treasury Note/Bond	0.750%	11/30/11	42,500	42,739
	United States Treasury Note/Bond	1.000%	3/31/12	19,000	19,193
	United States Treasury Note/Bond	0.750%	5/31/12	22,500	22,655
	United States Treasury Note/Bond	0.375%	9/30/12	54,000	54,034
	United States Treasury Note/Bond	1.375%	2/15/13	18,000	18,400
	United States Treasury Note/Bond	1.000%	7/15/13	30,000	30,450
	United States Treasury Note/Bond	2.375%	10/31/14	51,000	54,068
	United States Treasury Note/Bond	2.500%	3/31/15	90,000	95,907
	United States Treasury Note/Bond	1.250%	8/31/15	32,509	32,702
					370,148
Agency Bonds and Notes (79.9%)
1	Bank of America Corp.	2.100%	4/30/12	23,000	23,584
1	Bank of America Corp.	2.375%	6/22/12	6,000	6,191
1	Citigroup Funding Inc.	2.125%	7/12/12	10,000	10,282
1	Citigroup Inc.	2.125%	4/30/12	45,000	46,159
2	Federal Farm Credit Bank	2.125%	6/18/12	98,500	101,285
2	Federal Farm Credit Bank	1.375%	6/25/13	13,000	13,282
2	Federal Farm Credit Bank	2.625%	4/17/14	54,000	57,377
2	Federal Home Loan Banks	1.125%	3/9/12	15,280	15,439
2	Federal Home Loan Banks	1.125%	5/18/12	111,400	112,708
2	Federal Home Loan Banks	3.625%	6/8/12	25,000	26,269
2	Federal Home Loan Banks	0.875%	8/22/12	22,500	22,695
2	Federal Home Loan Banks	1.625%	9/26/12	50,000	51,175
2	Federal Home Loan Banks	1.625%	11/21/12	12,000	12,300
2	Federal Home Loan Banks	1.750%	3/8/13	27,285	28,008
2	Federal Home Loan Banks	1.625%	3/20/13	19,000	19,514
2	Federal Home Loan Banks	1.625%	6/14/13	25,000	25,678
2	Federal Home Loan Banks	1.875%	6/21/13	140,500	145,446
2	Federal Home Loan Banks	5.250%	9/13/13	35,000	39,554
[2,3] Federal Home Loan Banks		3.625%	10/18/13	50,000	54,436
2	Federal Home Loan Banks	4.875%	11/27/13	35,000	39,445
2	Federal Home Loan Banks	3.125%	12/13/13	39,210	42,111
2	Federal Home Loan Banks	1.375%	9/12/14	6,000	6,089
2	Federal Home Loan Banks	1.750%	9/11/15	15,000	15,242
[2,4] Federal Home Loan Mortgage Corp.		1.000%	7/13/12	102,500	102,983
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	113,000	122,058
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	55,000	59,559
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	40,000	39,960
[2,4] Federal Home Loan Mortgage Corp.		1.700%	12/17/12	240,000	240,444
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	115,670	125,822
[2,4] Federal Home Loan Mortgage Corp.		1.875%	3/8/13	25,000	25,142
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	21,500	22,082
[2,4] Federal Home Loan Mortgage Corp.		1.625%	6/28/13	58,000	58,295
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	20,000	22,119
2	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	18,000	18,130
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	103,000	116,040
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	123,000	137,748
2	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	15,000	17,005

2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	149,500	158,199
2	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	105,000	119,677
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	107,000	108,926
2	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	20,000	23,225
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	25,000	29,776
2	Federal National Mortgage Assn.	4.875%	5/18/12	500	535
2	Federal National Mortgage Assn.	4.375%	9/15/12	32,500	34,898
[2,4] Federal National Mortgage Assn.		0.700%	10/19/12	151,000	151,261
2	Federal National Mortgage Assn.	0.500%	10/30/12	12,000	12,016
[2,4] Federal National Mortgage Assn.		1.750%	12/28/12	50,000	50,473
[2,4] Federal National Mortgage Assn.		1.800%	2/8/13	50,000	50,561
2	Federal National Mortgage Assn.	3.625%	2/12/13	140,500	150,398
[2,4] Federal National Mortgage Assn.		1.800%	3/15/13	20,000	20,114
2	Federal National Mortgage Assn.	4.375%	3/15/13	88,000	96,023
[2,4] Federal National Mortgage Assn.		2.000%	4/15/13	100,000	100,781
[2,4] Federal National Mortgage Assn.		2.050%	4/26/13	100,000	100,856
[2,4] Federal National Mortgage Assn.		1.875%	5/6/13	54,000	54,425
[2,4] Federal National Mortgage Assn.		2.000%	5/10/13	65,000	65,028
[2,4] Federal National Mortgage Assn.		2.000%	6/24/13	30,000	30,328
2	Federal National Mortgage Assn.	1.250%	8/20/13	72,000	73,339
2	Federal National Mortgage Assn.	1.000%	9/23/13	50,000	50,544
2	Federal National Mortgage Assn.	4.625%	10/15/13	115,000	128,396
[2,4] Federal National Mortgage Assn.		1.050%	10/22/13	50,000	50,050
[2,4] Federal National Mortgage Assn.		0.875%	11/8/13	170,000	170,302
[2,4] Federal National Mortgage Assn.		0.900%	11/15/13	54,675	54,782
2	Federal National Mortgage Assn.	0.750%	12/18/13	77,000	77,143
2	Federal National Mortgage Assn.	2.750%	2/5/14	100,500	107,064
2	Federal National Mortgage Assn.	2.750%	3/13/14	25,000	26,642
[2,4] Federal National Mortgage Assn.		1.250%	3/14/14	35,000	35,128
2	Federal National Mortgage Assn.	4.125%	4/15/14	120,500	134,172
2	Federal National Mortgage Assn.	4.625%	10/15/14	40,000	45,660
2	Federal National Mortgage Assn.	5.000%	4/15/15	30,000	34,966
2	Federal National Mortgage Assn.	2.375%	7/28/15	104,500	109,670
2	Federal National Mortgage Assn.	1.625%	10/26/15	246,000	248,470
2	Federal National Mortgage Assn.	5.000%	3/15/16	30,000	35,339
1	General Electric Capital Corp.	3.000%	12/9/11	15,000	15,443
1	General Electric Capital Corp.	2.125%	12/21/12	15,000	15,516
1	Goldman Sachs Group Inc.	3.250%	6/15/12	15,000	15,688
1	State Street Corp.	2.150%	4/30/12	7,000	7,185
5	US Central Federal Credit Union	1.900%	10/19/12	32,000	32,858
					4,847,513
Conventional Mortgage-Backed Securities (7.6%)
[2,4] Fannie Mae Pool		3.500%	11/1/25–12/1/25	24,500	25,287
[2,4] Fannie Mae Pool		4.000%	2/1/24–11/1/25	41,837	43,873
[2,4] Fannie Mae Pool		4.500%	2/1/24–11/1/25	47,787	50,556
[2,4] Fannie Mae Pool		5.000%	8/1/20–12/1/23	78,332	83,755
[2,4] Fannie Mae Pool		5.500%	11/1/21–8/1/25	20,657	22,446
[2,4] Fannie Mae Pool		6.000%	4/1/17	4,205	4,579
[2,4] Fannie Mae Pool		6.500%	12/1/11–9/1/16	7,040	7,668
[2,4] Fannie Mae Pool		7.500%	3/1/15–8/1/15	238	254
[2,4] Fannie Mae Pool		8.000%	10/1/14–9/1/15	1,215	1,310
[2,4] Freddie Mac Gold Pool		3.500%	12/1/25	20,000	20,606
[2,4] Freddie Mac Gold Pool		4.000%	6/1/25–10/1/25	44,000	46,047
[2,4] Freddie Mac Gold Pool		4.500%	5/1/23–6/1/25	48,540	51,331
[2,4] Freddie Mac Gold Pool		5.000%	1/1/12–12/1/24	37,785	40,222
[2,4] Freddie Mac Gold Pool		5.500%	8/1/14–12/1/24	35,489	38,484
[2,4] Freddie Mac Gold Pool		6.000%	1/1/14–3/1/24	22,101	24,019

[2,4] Freddie Mac Gold Pool	6.500%	9/1/11	9	9
				460,446
Nonconventional Mortgage-Backed Securities (1.6%)
[2,4] Fannie Mae Pool	2.552%	6/1/33	3,818	3,979
[2,4] Fannie Mae Pool	2.902%	10/1/33	3,727	3,848
[2,4] Fannie Mae Pool	3.135%	8/1/33	1,398	1,460
[2,4] Fannie Mae Pool	4.787%	6/1/38	3,033	3,226
[2,4] Fannie Mae Pool	5.053%	7/1/39	8,754	9,348
[2,4] Fannie Mae Pool	5.424%	6/1/37	1,511	1,619
[2,4] Fannie Mae Pool	6.286%	9/1/36	4,294	4,630
[2,4] Fannie Mae Pool	6.462%	9/1/36	5,538	5,998
[2,4] Fannie Mae REMICS	5.500%	2/25/17	2,232	2,404
[2,4] Freddie Mac Non Gold Pool	3.201%	8/1/33	1,893	1,986
[2,4] Freddie Mac Non Gold Pool	5.056%	7/1/38	5,707	6,084
[2,4] Freddie Mac Non Gold Pool	5.239%	11/1/38	2,897	3,102
[2,4] Freddie Mac Non Gold Pool	5.941%	5/1/36	3,873	4,158
[2,4] Freddie Mac REMICS	4.500%	6/15/18	5,949	6,239
[2,4] Freddie Mac REMICS	4.500%	7/15/18	10,949	11,500
[2,4] Freddie Mac REMICS	4.500%	10/15/18	700	718
[2,4] Freddie Mac REMICS	4.500%	10/15/18	8,408	8,805
[2,4] Freddie Mac REMICS	4.500%	5/15/19	11,295	11,767
[2,4] Freddie Mac REMICS	4.500%	11/15/19	1,028	1,093
[2,4] Freddie Mac REMICS	4.500%	2/15/20	4,270	4,438
[2,4] Freddie Mac REMICS	4.500%	3/15/22	1,400	1,541
				97,943
Total U.S. Government and Agency Obligations (Cost $5,670,998)				5,776,050
Temporary Cash Investments (10.9%)
Repurchase Agreements (10.9%)
Barclays Capital Inc.
(Dated 10/29/10, Repurchase Value
$100,002,000, collateralized by U.S.
Treasury Note 1.750%, 4/15/13)	0.220%	11/1/10	100,000	100,000
BNP Paribas Securities Corp.
(Dated 10/29/10, Repurchase value
$300,006,000, collateralized by U.S.
Treasury Note 4.625%, 11/15/16, and U.S.
Treasury Bond 4.375%-7.875%, 11/15/16-
11/15/39)	0.220%	11/1/10	300,000	300,000
RBS Securities Inc.
(Dated 10/29/10, Repurchase Value
$263,351,000, collateralized by U.S.
Treasury Bond 4.750%, 2/15/37, and U.S.
Treasury Inflation Indexed Bond 0.500%,
4/15/15)	0.220%	11/1/10	263,346	263,346
				663,346
Total Temporary Cash Investments (Cost $663,346)				663,346
Total Investments (106.1%) (Cost $6,334,344)				6,439,396
Other Assets and Liabilities-Net (-6.1%)				(369,648)
Net Assets (100%)				6,069,748

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Securities with a value of $5,716,000 have been segregated as initial margin for open futures contracts.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the National Credit Union Administration.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,776,050	—
Temporary Cash Investments	—	663,346	—
Futures Contracts—Assets[1]	772	—	—
Futures Contracts—Liabilities[1]	(205)	—	—
Total	567	6,439,396	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Short-Term Federal Fund

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2010	1,175	142,854	163
2-Year U.S. Treasury Note	December 2010	582	128,031	6
10-Year U.S. Treasury Note	December 2010	(78)	(9,850)	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2010, the cost of investment securities for tax purposes was $6,336,715,000. Net unrealized appreciation of investment securities for tax purposes was $102,681,000, consisting of unrealized gains of $102,985,000 on securities that had risen in value since their purchase and $304,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (98.7%)
United States Treasury Note/Bond	8.125%	5/15/21	60,375	90,374
United States Treasury Note/Bond	7.250%	8/15/22	14,000	20,094
United States Treasury Note/Bond	7.125%	2/15/23	102,500	146,127
1 United States Treasury Note/Bond	6.250%	8/15/23	311,500	416,242
United States Treasury Note/Bond	6.875%	8/15/25	2,000	2,847
United States Treasury Note/Bond	6.000%	2/15/26	94,500	124,637
United States Treasury Note/Bond	6.375%	8/15/27	72,650	99,950
United States Treasury Note/Bond	6.125%	11/15/27	94,000	126,210
United States Treasury Note/Bond	5.250%	11/15/28	95,000	116,390
United States Treasury Note/Bond	5.250%	2/15/29	211,200	258,621
United States Treasury Note/Bond	5.375%	2/15/31	104,095	129,355
United States Treasury Note/Bond	4.500%	2/15/36	55,000	60,251
United States Treasury Note/Bond	4.750%	2/15/37	82,000	93,262
United States Treasury Note/Bond	4.375%	2/15/38	228,500	244,673
United States Treasury Note/Bond	4.500%	5/15/38	19,500	21,298
United States Treasury Note/Bond	3.500%	2/15/39	375,000	343,534
United States Treasury Note/Bond	4.250%	5/15/39	123,500	128,961
United States Treasury Note/Bond	4.500%	8/15/39	181,500	197,467
United States Treasury Note/Bond	4.375%	11/15/39	157,000	167,304
United States Treasury Note/Bond	4.625%	2/15/40	239,000	265,402
United States Treasury Note/Bond	4.375%	5/15/40	130,000	138,551
United States Treasury Note/Bond	3.875%	8/15/40	88,500	86,675
Total U.S. Government and Agency Obligations (Cost $3,069,468)				3,278,225
Temporary Cash Investment (0.3%)
Repurchase Agreement (0.3%)
RBS Securities Inc.
(Dated 10/29/10, Repurchase Value
$9,339,000, collateralized by U.S. Treasury
Note 1.125%, 12/15/2011) (Cost $9,339)	0.220%	11/1/10	9,339	9,339

Total Investments (99.0%) (Cost $3,078,807)				3,287,564
Other Assets and Liabilities-Net (1.0%)				32,040
Net Assets (100%)				3,319,604
1 Securities with a value of $2,940,000 have been segregated as initial margin for open futures contracts.

Long-Term Treasury Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,278,225	—
Temporary Cash Investments	—	9,339	—
Futures Contracts—Assets[1]	264	—	—
Futures Contracts—Liabilities[1]	(270)	—	—
Total	(6)	3,287,564	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Long-Term Treasury Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	201	44,217	239
10-Year U.S. Treasury Note	December 2010	(615)	(77,663)	258

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2010, the cost of investment securities for tax purposes was $3,098,005,000. Net unrealized appreciation of investment securities for tax purposes was $189,559,000, consisting of unrealized gains of $217,543,000 on securities that had risen in value since their purchase and $27,984,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	0.875%	4/30/11	11,000	11,038
	United States Treasury Note/Bond	1.125%	6/30/11	100,000	100,609
	United States Treasury Note/Bond	1.000%	7/31/11	165,000	165,954
	United States Treasury Note/Bond	1.000%	9/30/11	45,000	45,310
	United States Treasury Note/Bond	1.000%	10/31/11	250,000	251,835
	United States Treasury Note/Bond	0.750%	11/30/11	320,000	321,801
	United States Treasury Note/Bond	4.500%	11/30/11	192,000	200,671
	United States Treasury Note/Bond	1.125%	12/15/11	46,300	46,741
	United States Treasury Note/Bond	1.000%	12/31/11	400,000	403,312
	United States Treasury Note/Bond	1.125%	1/15/12	180,000	181,829
	United States Treasury Note/Bond	0.875%	1/31/12	68,000	68,499
	United States Treasury Note/Bond	1.000%	4/30/12	200,000	202,094
	United States Treasury Note/Bond	1.375%	5/15/12	60,000	60,985
	United States Treasury Note/Bond	0.625%	6/30/12	290,000	291,450
	United States Treasury Note/Bond	0.625%	7/31/12	115,000	115,575
	United States Treasury Note/Bond	1.750%	8/15/12	145,000	148,693
	United States Treasury Note/Bond	0.375%	9/30/12	385,000	385,242
	United States Treasury Note/Bond	1.375%	10/15/12	55,000	56,100
	United States Treasury Note/Bond	1.375%	11/15/12	352,000	359,262
	United States Treasury Note/Bond	1.125%	12/15/12	505,000	512,969
	United States Treasury Note/Bond	1.375%	1/15/13	72,000	73,552
	United States Treasury Note/Bond	1.375%	2/15/13	300,000	306,657
	United States Treasury Note/Bond	1.375%	3/15/13	100,000	102,281
	United States Treasury Note/Bond	1.750%	4/15/13	350,000	361,375
	United States Treasury Note/Bond	1.375%	5/15/13	270,000	276,496
	United States Treasury Note/Bond	1.875%	2/28/14	257,000	267,601
	United States Treasury Note/Bond	1.750%	3/31/14	120,000	124,426
	United States Treasury Note/Bond	1.875%	4/30/14	100,000	104,141
	United States Treasury Note/Bond	2.250%	5/31/14	30,000	31,655
	United States Treasury Note/Bond	2.625%	6/30/14	30,000	32,058
	United States Treasury Note/Bond	4.250%	8/15/14	115,000	130,004
	United States Treasury Note/Bond	2.375%	8/31/14	280,000	296,755
	United States Treasury Note/Bond	2.375%	9/30/14	125,000	132,559
	United States Treasury Note/Bond	2.375%	10/31/14	110,000	116,618
	United States Treasury Note/Bond	2.125%	11/30/14	16,000	16,802
	United States Treasury Note/Bond	2.625%	12/31/14	5,000	5,351
1	United States Treasury Note/Bond	2.250%	1/31/15	190,000	200,361
	United States Treasury Note/Bond	2.375%	2/28/15	150,000	158,907
	United States Treasury Note/Bond	1.750%	7/31/15	240,000	247,161
					6,914,729
Agency Bonds and Notes (0.4%)
2	Overseas Private Investment Corp.	7.450%	12/15/10	1,364	1,375
	Private Export Funding Corp.	6.070%	4/30/11	29,000	29,833
					31,208
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool		7.000%	11/1/15–3/1/16	757	818
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	366	398

[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	256	276
				1,492
Total U.S. Government and Agency Obligations (Cost $6,865,101)				6,947,429
Temporary Cash Investment (0.3%)
Repurchase Agreement (0.3%)
RBS Securities Inc.
(Dated 10/29/10, Repurchase Value
$19,083,000, collateralized by U.S.
Treasury Note, 1.1250%,12/15/11) (Cost
$19,083)	0.220%	11/1/10	19,083	19,083

Total Investments (99.8%) (Cost $6,884,184)				6,966,512
Other Assets and Liabilities-Net (0.2%)				12,612
Net Assets (100%)				6,979,124

1 Securities with a value of $2,636,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,947,429	—
Temporary Cash Investments	—	19,083	—
Futures Contracts—Assets[1]	513	—	—
Futures Contracts—Liabilities[1]	40	—	—
Total	553	6,966,512	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	1,214	267,061	650
10-Year U.S. Treasury Note	December 2010	(228)	(28,792)	(12)
5-Year U.S. Treasury Note	December 2010	(37)	(4,498)	(90)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2010, the cost of investment securities for tax purposes was $6,885,432,000. Net unrealized appreciation of investment securities for tax purposes was $81,080,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (97.6%)
	United States Treasury Note/Bond	1.875%	2/28/14	244,000	254,065
	United States Treasury Note/Bond	1.750%	3/31/14	410,000	425,121
	United States Treasury Note/Bond	1.875%	4/30/14	260,000	270,767
	United States Treasury Note/Bond	2.625%	6/30/14	300,000	320,577
	United States Treasury Note/Bond	2.375%	10/31/14	285,000	302,146
	United States Treasury Note/Bond	2.125%	11/30/14	31,000	32,555
	United States Treasury Note/Bond	2.625%	12/31/14	150,000	160,524
1	United States Treasury Note/Bond	4.000%	2/15/15	191,000	215,442
	United States Treasury Note/Bond	1.250%	9/30/15	155,000	155,750
	United States Treasury Note/Bond	1.250%	10/31/15	120,000	120,431
	United States Treasury Note/Bond	2.625%	2/29/16	695,000	742,128
	United States Treasury Note/Bond	2.375%	3/31/16	410,000	432,103
	United States Treasury Note/Bond	2.625%	4/30/16	72,000	76,770
	United States Treasury Note/Bond	3.125%	10/31/16	372,000	405,305
	United States Treasury Note/Bond	2.750%	11/30/16	133,000	141,915
	United States Treasury Note/Bond	3.250%	12/31/16	193,000	211,366
	United States Treasury Note/Bond	3.125%	1/31/17	280,000	304,368
	United States Treasury Note/Bond	3.000%	2/28/17	159,000	171,547
	United States Treasury Note/Bond	3.250%	3/31/17	89,000	97,302
	United States Treasury Note/Bond	2.750%	5/31/17	120,000	127,219
	United States Treasury Note/Bond	1.875%	9/30/17	128,000	127,960
	United States Treasury Note/Bond	3.750%	11/15/18	114,000	127,145
	United States Treasury Note/Bond	2.750%	2/15/19	357,000	369,720
	United States Treasury Note/Bond	3.125%	5/15/19	620,000	657,591
	United States Treasury Note/Bond	3.625%	8/15/19	114,000	125,026
	United States Treasury Note/Bond	3.375%	11/15/19	163,000	174,920
	United States Treasury Note/Bond	3.625%	2/15/20	75,000	81,891
	United States Treasury Note/Bond	3.500%	5/15/20	75,000	80,894
	United States Treasury Note/Bond	2.625%	8/15/20	135,000	135,147
					6,847,695
Agency Bonds and Notes (1.1%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	8,557	9,235
2	Overseas Private Investment Corp.	7.050%	11/15/13	12,188	13,405
	Private Export Funding Corp.	6.070%	4/30/11	51,000	52,466
					75,106
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	959	1,042
[2,3] Freddie Mac Gold Pool		7.000%	5/1/15–3/1/16	295	317
					1,359
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3] Fannie Mae Grantor Trust		5.763%	12/25/11	20,000	21,024
					21,024
Total U.S. Government and Agency Obligations (Cost $6,573,215)					6,945,184

Temporary Cash Investment (0.2%)
Repurchase Agreement (0.2%)
RBS Securities Inc.
(Dated 10/29/10, Repurchase Value
$11,589,000, collateralized by U.S.
Treasury Note 1.125%, 12/15/11) (Cost
$11,589)	0.220%	12/15/11	11,589	11,589

Total Investments (99.2%) (Cost $6,584,804)				6,956,773
Other Assets and Liabilities-Net (0.8%)				56,752
Net Assets (100%)				7,013,525

1 Securities with a value of $6,204,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2010	(102)	(12,881)	(3)
2-Year U.S. Treasury Note	December 2010	(54)	(11,879)	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Treasury Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,945,184	—
Temporary Cash Investments	—	11,589	—
Futures Contracts—Assets[1]	404	—	—
Futures Contracts—Liabilities[1]	(478)	—	—
Total	(74)	6,956,773	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the cost of investment securities for tax purposes was $6,613,206,000. Net unrealized appreciation of investment securities for tax purposes was $343,567,000, consisting of unrealized gains of $347,261,000 on securities that had risen in value since their purchase and $3,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
	United States Treasury Note/Bond	4.875%	7/31/11	78,020	80,726
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	74,525
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	62,910
	United States Treasury Note/Bond	2.250%	5/31/14	80,000	84,413
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	86,098
Total U.S. Government and Agency Obligations (Cost $367,935)					388,672
Corporate Bonds (93.1%)
Finance (13.6%)
	Banking (5.2%)
	BAC Capital Trust XI	6.625%	5/23/36	108,785	106,568
	BankAmerica Capital II	8.000%	12/15/26	14,590	14,681
	Capital One Capital V	10.250%	8/15/39	48,480	52,116
	Capital One Capital VI	8.875%	5/15/40	30,000	31,650
1	Citigroup Capital XXI	8.300%	3/15/57	136,670	142,820
	Goldman Sachs Group Inc.	6.750%	10/1/37	42,415	44,510
	LBG Capital No.1 PLC	7.875%	11/1/20	141,705	140,288
2	Lloyds TSB Bank PLC	6.500%	9/14/20	70,240	72,493
	NB Capital Trust IV	8.250%	4/15/27	24,250	24,735
2	Provident Funding Associates	10.250%	4/15/17	48,700	50,526

	Finance Companies (5.9%)
2	Ally Financial Inc.	8.300%	2/12/15	74,645	80,617
2	Ally Financial Inc.	8.000%	3/15/20	96,300	105,689
2	Ally Financial Inc.	7.500%	9/15/20	43,700	47,196
	Ally Financial Inc.	8.000%	11/1/31	66,215	72,174
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/15	4,556	4,704
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/16	7,593	7,839
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/17	8,685	8,923
	CIT Group Inc.	7.000%	5/1/13	10,764	10,926
^	CIT Group Inc.	7.000%	5/1/14	16,147	16,227
	CIT Group Inc.	7.000%	5/1/15	16,147	16,147
	CIT Group Inc.	7.000%	5/1/16	98,911	98,664
	CIT Group Inc.	7.000%	5/1/17	102,406	101,638
2	International Lease Finance Corp.	6.500%	9/1/14	37,670	40,684
2	International Lease Finance Corp.	8.625%	9/15/15	41,880	47,115
2	International Lease Finance Corp.	6.750%	9/1/16	42,895	46,541
2	International Lease Finance Corp.	8.750%	3/15/17	24,320	27,725
2	International Lease Finance Corp.	7.125%	9/1/18	35,985	39,583

	Insurance (2.3%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	101,391
2	Liberty Mutual Group Inc.	7.800%	3/15/37	55,515	56,804
2	Metlife Capital Trust IV	7.875%	12/15/37	46,910	50,663
2	MetLife Capital Trust X	9.250%	4/8/38	33,000	39,600
	Provident Cos. Inc.	7.000%	7/15/18	27,310	29,562
	Unum Group	6.750%	12/15/28	16,145	15,743
	Unum Group	7.375%	6/15/32	6,295	6,052

	Other Finance (0.2%)
	Lender Processing Services Inc.	8.125%	7/1/16	25,715	26,486

					1,779,080
Industrial (72.9%)
	Basic Industry (8.9%)
	Arch Coal Inc.	8.750%	8/1/16	14,090	15,869
	Arch Coal Inc.	7.250%	10/1/20	16,105	17,595
	Arch Western Finance LLC	6.750%	7/1/13	9,301	9,406
	Ashland Inc.	9.125%	6/1/17	24,880	28,799
	Cascades Inc.	7.750%	12/15/17	32,775	35,069
	Cascades Inc.	7.875%	1/15/20	10,620	11,390
[3,4] CDW TLB Bank Loan		4.256%	10/12/14	32,110	30,495
[3,4] CDW TLB Bank Loan		4.256%	10/12/14	67,546	64,148
2	Celanese US Holdings LLC	6.625%	10/15/18	11,265	11,856
	CF Industries Inc.	6.875%	5/1/18	21,795	24,792
	CF Industries Inc.	7.125%	5/1/20	27,670	32,097
2	Chemtura Corp.	7.875%	9/1/18	11,380	12,262
[3,4] CIT Group Inc. Bank Loan		6.250%	8/11/15	9,756	9,911
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	28,965	31,499
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	17,600	19,360
2	Consol Energy Inc.	8.000%	4/1/17	34,455	37,642
2	Consol Energy Inc.	8.250%	4/1/20	49,305	54,852
[3,4] First Data Corp.		3.005%	9/24/14	393	353
[3,4] First Data Corp.		3.006%	9/24/14	8,849	7,945
[3,4] First Data TLB-1 Bank Loan		3.005%	9/24/14	2,034	1,827
[3,4] First Data TLB-1 Bank Loan		3.006%	9/24/14	1,352	1,214
[3,4] First Data TLB-1 Bank Loan		3.006%	9/24/14	44,465	39,928
2	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	27,380	28,192
[3,4] Freescale Semiconductor Inc Bank Loan		4.506%	12/1/16	58,685	55,139
2	Georgia-Pacific LLC	7.125%	1/15/17	78,040	83,893
2	Georgia-Pacific LLC	5.400%	11/1/20	20,130	20,331
	Georgia-Pacific LLC	8.000%	1/15/24	17,955	21,995
2	Lyondell Chemical Co.	8.000%	11/1/17	57,840	63,479
	Methanex Corp.	8.750%	8/15/12	28,910	30,789
	Neenah Paper Inc.	7.375%	11/15/14	28,380	28,806
	Novelis Inc.	7.250%	2/15/15	93,555	96,362
	Solutia Inc.	8.750%	11/1/17	6,570	7,325
	Teck Resources Ltd.	10.750%	5/15/19	26,475	33,689
	United States Steel Corp.	7.000%	2/1/18	26,195	26,784
2	Vedanta Resources PLC	8.750%	1/15/14	9,725	10,407
2	Vedanta Resources PLC	9.500%	7/18/18	52,840	56,844
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	41,889
	Weyerhaeuser Co.	7.375%	3/15/32	53,550	54,011

	Capital Goods (5.6%)
2	Ardagh Packaging Finance PLC	7.375%	10/15/17	16,125	17,111
	Ball Corp.	7.125%	9/1/16	3,380	3,684
	Ball Corp.	6.625%	3/15/18	18,800	19,458
	Ball Corp.	7.375%	9/1/19	4,890	5,452
	BE Aerospace Inc.	6.875%	10/1/20	37,830	40,005
2	Bombardier Inc.	7.500%	3/15/18	32,985	36,284
2	Bombardier Inc.	7.750%	3/15/20	33,085	36,724
2	Building Materials Corp. of America	6.875%	8/15/18	14,580	14,616
	Case New Holland Inc.	7.750%	9/1/13	23,465	25,694
2	Case New Holland Inc.	7.875%	12/1/17	66,115	74,049

2 Cemex Finance LLC	9.500%	12/14/16	61,020	61,707
Crown Americas LLC / Crown Americas
Capital Corp.	7.750%	11/15/15	20,635	21,460
2 Fibria Overseas Finance Ltd.	7.500%	5/4/20	83,061	88,204
Masco Corp.	6.125%	10/3/16	7,785	7,930
Masco Corp.	5.850%	3/15/17	6,819	6,801
Masco Corp.	6.625%	4/15/18	3,895	3,955
Masco Corp.	7.125%	3/15/20	16,791	17,562
Masco Corp.	6.500%	8/15/32	21,385	18,305
Owens Corning	9.000%	6/15/19	39,840	48,007
2 Pinafore LLC/Pinafore Inc.	9.000%	10/1/18	16,460	17,612
2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.750%	10/15/16	63,525	67,337
2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.125%	4/15/19	33,615	34,960
TransDigm Inc.	7.750%	7/15/14	16,960	17,342
TransDigm Inc.	7.750%	7/15/14	9,680	9,898
United Rentals North America Inc.	10.875%	6/15/16	29,190	33,715

Communication (16.9%)
Belo Corp.	8.000%	11/15/16	9,750	10,749
Cablevision Systems Corp.	8.625%	9/15/17	51,205	57,478
Cablevision Systems Corp.	7.750%	4/15/18	8,085	8,813
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	33,505	34,594
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	34,080	36,210
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	34,580	37,519
Cenveo Corp.	8.875%	2/1/18	48,750	48,750
2 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	35,065	37,432
Cincinnati Bell Inc.	8.250%	10/15/17	48,625	49,354
Cincinnati Bell Inc.	8.750%	3/15/18	55,315	53,379
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	9,844
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	52,330
^ Cricket Communications Inc.	9.375%	11/1/14	79,830	83,821
Cricket Communications Inc.	7.750%	5/15/16	24,260	26,201
CSC Holdings LLC	8.500%	4/15/14	20,540	22,876
CSC Holdings LLC	7.875%	2/15/18	29,580	33,204
CSC Holdings LLC	7.625%	7/15/18	79,045	87,938
CSC Holdings LLC	8.625%	2/15/19	10,520	12,151
Equinix Inc.	8.125%	3/1/18	35,120	37,315
Frontier Communications Corp.	8.250%	5/1/14	56,450	63,365
Frontier Communications Corp.	7.875%	4/15/15	6,910	7,731
Frontier Communications Corp.	8.250%	4/15/17	20,535	23,384
Frontier Communications Corp.	8.125%	10/1/18	58,200	66,057
Frontier Communications Corp.	8.500%	4/15/20	24,495	28,169
Frontier Communications Corp.	8.750%	4/15/22	14,585	16,955
GCI Inc.	7.250%	2/15/14	53,475	54,544
2 Inmarsat Finance PLC	7.375%	12/1/17	14,580	15,491
Intelsat Jackson Holdings SA	9.500%	6/15/16	6,705	7,174
2 Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	15,620
2 Intelsat Jackson Holdings SA	7.250%	10/15/20	107,065	109,474
Intelsat SA	6.500%	11/1/13	24,380	24,624
Intelsat Subsidiary Holding Co. SA	8.500%	1/15/13	61,265	62,031

2	Intelsat Subsidiary Holding Co. SA	8.875%	1/15/15	18,095	18,728
	Interpublic Group of Cos. Inc.	6.250%	11/15/14	24,300	26,366
	Interpublic Group of Cos. Inc.	10.000%	7/15/17	26,670	31,537
	Lamar Media Corp.	6.625%	8/15/15	18,680	19,194
	Lamar Media Corp.	7.875%	4/15/18	11,890	12,722
	Liberty Media LLC	8.500%	7/15/29	14,595	14,595
^	Liberty Media LLC	8.250%	2/1/30	46,115	46,115
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	47,845	50,118
5	MediaNews Group Inc.	6.875%	10/1/13	26,317	3
^	MetroPCS Wireless Inc.	9.250%	11/1/14	25,825	27,019
	MetroPCS Wireless Inc.	9.250%	11/1/14	23,170	24,242
	MetroPCS Wireless Inc.	7.875%	9/1/18	45,685	48,883
1	Quebecor Media Inc.	7.750%	3/15/16	49,585	51,816
	Quebecor Media Inc.	7.750%	3/15/16	48,600	50,787
	Qwest Communications International Inc.	7.500%	2/15/14	43,490	44,360
	Qwest Communications International Inc.	8.000%	10/1/15	29,865	32,478
2	Qwest Communications International Inc.	7.125%	4/1/18	26,445	28,032
	Qwest Corp.	6.875%	9/15/33	24,815	25,063
	SBA Telecommunications Inc.	8.000%	8/15/16	19,855	21,890
	SBA Telecommunications Inc.	8.250%	8/15/19	11,105	12,327
2	Sinclair Television Group Inc.	9.250%	11/1/17	31,400	34,461
	Sprint Capital Corp.	6.900%	5/1/19	24,395	24,913
	Sprint Nextel Corp.	6.000%	12/1/16	31,700	31,542
	Videotron Ltee	9.125%	4/15/18	25,380	28,553
	Virgin Media Secured Finance PLC	6.500%	1/15/18	24,300	26,128
2	Wind Acquisition Finance SA	11.750%	7/15/17	75,775	86,005
	Windstream Corp.	8.125%	8/1/13	11,565	12,664
	Windstream Corp.	8.625%	8/1/16	22,955	24,332
	Windstream Corp.	7.875%	11/1/17	42,820	46,674
2	Windstream Corp.	8.125%	9/1/18	22,355	24,032
	Windstream Corp.	7.000%	3/15/19	9,720	9,756
2	Windstream Corp.	7.750%	10/15/20	38,950	41,238

	Consumer Cyclical (13.1%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	23,480
	AMC Entertainment Inc.	8.750%	6/1/19	42,420	45,389
[3,4] Burger King Corp. Term Loan B Bank Loan		6.250%	10/19/16	22,235	22,435
[3,4] Ford Motor Credit Co. Bank Loan		3.010%	12/15/13	6,460	6,392
[3,4] Ford Motor Credit Co. Bank Loan		3.010%	12/15/13	26,150	25,878
[3,4] Ford Motor Credit Co. Bank Loan		3.040%	12/15/13	30,760	30,440
[3,4] Ford Motor Credit Co. Bank Loan		3.050%	12/15/13	65,770	65,084
	Ford Motor Credit Co. LLC	7.000%	10/1/13	124,665	135,885
	Ford Motor Credit Co. LLC	8.000%	12/15/16	47,520	55,598
	Ford Motor Credit Co. LLC	6.625%	8/15/17	29,895	33,408
	Ford Motor Credit Co. LLC	8.125%	1/15/20	36,025	44,041
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	9,690	11,071
	Goodyear Tire & Rubber Co.	8.250%	8/15/20	44,470	47,472
	Hanesbrands Inc.	8.000%	12/15/16	22,835	24,833
2	Host Hotels & Resorts Inc.	6.000%	11/1/20	48,500	48,379
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	42,622
	Host Hotels & Resorts LP	6.375%	3/15/15	24,315	24,892
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	8,102
	Levi Strauss & Co.	7.625%	5/15/20	26,695	28,030
	Ltd Brands Inc.	8.500%	6/15/19	4,860	5,783
	Ltd Brands Inc.	7.000%	5/1/20	12,460	13,799
	Macy's Retail Holdings Inc.	7.450%	7/15/17	23,820	26,678
	Macy's Retail Holdings Inc.	7.000%	2/15/28	15,385	15,847

Macy's Retail Holdings Inc.	6.700%	9/15/28	9,140	8,866
Macy's Retail Holdings Inc.	6.900%	4/1/29	20,583	20,789
Macy's Retail Holdings Inc.	6.700%	7/15/34	9,285	9,215
Marquee Holdings Inc.	9.505%	8/15/14	38,405	31,876
MGM Resorts International	6.750%	9/1/12	32,360	31,713
MGM Resorts International	10.375%	5/15/14	35,945	40,618
MGM Resorts International	11.125%	11/15/17	18,780	21,597
2 MGM Resorts International	9.000%	3/15/20	28,925	31,745
Navistar International Corp.	8.250%	11/1/21	56,000	61,250
Phillips-Van Heusen Corp.	7.375%	5/15/20	25,435	27,470
2 QVC Inc.	7.500%	10/1/19	68,345	73,471
Rite Aid Corp.	9.750%	6/12/16	23,335	25,318
Rite Aid Corp.	10.375%	7/15/16	36,955	39,172
Rite Aid Corp.	7.500%	3/1/17	22,610	21,706
2 Rite Aid Corp.	8.000%	8/15/20	29,250	30,128
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	30,313
2 Scientific Games Corp.	8.125%	9/15/18	14,935	15,644
Seneca Gaming Corp.	7.250%	5/1/12	22,360	21,801
Service Corp. International/US	7.375%	10/1/14	12,605	13,787
Service Corp. International/US	6.750%	4/1/16	22,998	24,263
Service Corp. International/US	7.000%	6/15/17	38,900	41,429
Service Corp. International/US	7.625%	10/1/18	35,040	38,106
2 Tenneco Inc.	7.750%	8/15/18	8,215	8,790
2 TRW Automotive Inc.	7.000%	3/15/14	82,555	88,540
2 TRW Automotive Inc.	7.250%	3/15/17	44,280	47,601
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	34,000	37,060
^ Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	14,590	15,848
2 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	68,200	74,167

Consumer Noncyclical (13.2%)
American Stores Co.	7.900%	5/1/17	4,860	4,666
ARAMARK Corp.	8.500%	2/1/15	98,490	103,414
2 BFF International Ltd.	7.250%	1/28/20	58,475	63,500
Bio-Rad Laboratories Inc.	7.500%	8/15/13	5,745	5,824
Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	10,501
Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	14,048
Biomet Inc.	10.000%	10/15/17	62,020	68,842
Biomet Inc.	11.625%	10/15/17	16,995	19,119
CHS/Community Health Systems Inc.	8.875%	7/15/15	118,160	127,317
Constellation Brands Inc.	7.250%	9/1/16	65,188	71,218
Constellation Brands Inc.	7.250%	5/15/17	26,605	29,066
DaVita Inc.	6.375%	11/1/18	27,682	28,236
DaVita Inc.	6.625%	11/1/20	21,385	22,000
Elan Finance PLC / Elan Finance Corp.	8.875%	12/1/13	47,530	49,431
Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	48,430	49,217
2 Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	33,031
HCA Inc.	5.750%	3/15/14	9,135	9,249
HCA Inc.	6.375%	1/15/15	96,955	99,864
HCA Inc.	6.500%	2/15/16	69,575	72,097
HCA Inc.	9.250%	11/15/16	99,230	107,540
HCA Inc.	9.875%	2/15/17	37,945	42,688
HCA Inc.	8.500%	4/15/19	23,905	26,893
HCA Inc.	7.690%	6/15/25	4,510	4,330
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	36,960	37,792
2 IMS Health Inc.	12.500%	3/1/18	76,475	89,476

2 LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,246
2 Smithfield Foods Inc.	10.000%	7/15/14	30,020	34,673
SUPERVALU Inc.	7.500%	11/15/14	47,130	47,483
^ SUPERVALU Inc.	8.000%	5/1/16	84,075	85,126
Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,680
Tenet Healthcare Corp.	9.000%	5/1/15	43,890	48,389
Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,649
Tenet Healthcare Corp.	8.875%	7/1/19	63,575	71,522
Tyson Foods Inc.	10.500%	3/1/14	23,660	28,392
1 Tyson Foods Inc.	7.350%	4/1/16	47,695	53,180
2 Valeant Pharmaceuticals International	6.750%	10/1/17	6,790	7,095
2 Valeant Pharmaceuticals International	7.000%	10/1/20	14,550	15,387
2 Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC	7.750%	9/15/18	91,397	95,738

Energy (7.7%)
Anadarko Petroleum Corp.	6.375%	9/15/17	50,070	55,404
2 Calpine Corp.	7.250%	10/15/17	91,618	95,512
Chesapeake Energy Corp.	9.500%	2/15/15	15,900	18,365
Chesapeake Energy Corp.	6.500%	8/15/17	28,700	29,848
Denbury Resources Inc.	8.250%	2/15/20	19,004	21,142
Encore Acquisition Co.	9.500%	5/1/16	37,295	42,143
2 Expro Finance Luxembourg SCA	8.500%	12/15/16	70,410	69,086
2 Harvest Operations Corp.	6.875%	10/1/17	11,255	11,733
Hornbeck Offshore Services Inc.	6.125%	12/1/14	36,695	36,695
Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	16,813
Newfield Exploration Co.	6.625%	4/15/16	23,985	24,884
Newfield Exploration Co.	7.125%	5/15/18	56,260	60,198
2 Offshore Group Investments Ltd.	11.500%	8/1/15	38,955	41,328
Peabody Energy Corp.	7.375%	11/1/16	69,675	78,733
Peabody Energy Corp.	7.875%	11/1/26	47,685	53,646
Petrohawk Energy Corp.	10.500%	8/1/14	32,320	36,845
Petrohawk Energy Corp.	7.875%	6/1/15	27,920	29,665
Petrohawk Energy Corp.	7.250%	8/15/18	22,590	23,381
2 Petroplus Finance Ltd.	6.750%	5/1/14	28,350	27,074
Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	37,535
Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	74,586
Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	42,077
Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	13,648
Pride International Inc.	6.875%	8/15/20	21,566	24,423
Range Resources Corp.	7.500%	10/1/17	19,450	20,714
Range Resources Corp.	6.750%	8/1/20	13,580	14,531

Other Industrial (0.5%)
Virgin Media Finance PLC	9.500%	8/15/16	43,375	49,177
Virgin Media Finance PLC	8.375%	10/15/19	14,560	16,216

Technology (5.8%)
Alcatel-Lucent USA Inc.	6.450%	3/15/29	108,050	89,682
Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	10,010
Brocade Communications Systems Inc.	6.875%	1/15/20	9,110	9,702
2 Fidelity National Information Services Inc.	7.625%	7/15/17	17,280	18,662
2 Fidelity National Information Services Inc.	7.875%	7/15/20	13,825	15,069
Flextronics International Ltd.	6.250%	11/15/14	29,846	30,368
^ Freescale Semiconductor Inc.	8.875%	12/15/14	39,870	40,468
2 Freescale Semiconductor Inc.	10.125%	3/15/18	57,255	62,981
2 Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	31,196
Iron Mountain Inc.	8.000%	6/15/20	22,340	24,239

Iron Mountain Inc.	8.375%	8/15/21	43,695	48,829
Jabil Circuit Inc.	7.750%	7/15/16	10,690	12,320
Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,275
Jabil Circuit Inc.	5.625%	12/15/20	8,580	8,644
2 Seagate HDD Cayman	6.875%	5/1/20	64,225	65,349
Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	33,696
2 Seagate Technology International/Cayman
Islands	10.000%	5/1/14	48,540	59,219
2 Sorenson Communications Inc.	10.500%	2/1/15	46,240	27,975
SunGard Data Systems Inc.	9.125%	8/15/13	68,250	69,807
SunGard Data Systems Inc.	10.250%	8/15/15	37,162	39,113
2 Unisys Corp.	12.750%	10/15/14	40,280	48,538

Transportation (1.2%)
1 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	29,062	29,643
1 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	20,535	20,945
Hertz Corp.	8.875%	1/1/14	74,935	76,996
^ Hertz Corp.	10.500%	1/1/16	30,355	32,138
				9,523,272
Utilities (6.6%)
Electric (5.1%)
AES Corp.	7.750%	10/15/15	44,790	49,213
AES Corp.	8.000%	10/15/17	33,505	36,939
AES Corp.	8.000%	6/1/20	19,980	22,378
2 Calpine Corp.	7.500%	2/15/21	48,550	49,764
Energy Future Holdings Corp.	5.550%	11/15/14	62,945	39,655
Energy Future Holdings Corp.	6.500%	11/15/24	52,300	20,136
Energy Future Holdings Corp.	6.550%	11/15/34	63,425	23,784
1 Homer City Funding LLC	8.734%	10/1/26	49,373	44,683
2 Intergen NV	9.000%	6/30/17	57,635	62,246
2 Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,064
1 Midwest Generation LLC	8.560%	1/2/16	9,542	9,542
NRG Energy Inc.	7.250%	2/1/14	30,145	30,823
NRG Energy Inc.	7.375%	2/1/16	102,485	106,584
NRG Energy Inc.	7.375%	1/15/17	69,725	72,688
RRI Energy Inc.	6.750%	12/15/14	61,078	62,376
RRI Energy Inc.	7.875%	6/15/17	24,850	23,048

Natural Gas (1.5%)
El Paso Corp.	7.000%	6/15/17	21,395	23,320
El Paso Corp.	7.250%	6/1/18	66,150	72,765
2 El Paso Corp.	6.500%	9/15/20	24,445	25,423
Energy Transfer Equity LP	7.500%	10/15/20	59,110	64,430
Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	15,469

				868,330
Total Corporate Bonds (Cost $11,272,235)				12,170,682
			Shares
Preferred Stocks (1.0%)
Citigroup Capital XIII Pfd. (Cost $122,240)	7.875%		4,765,000	126,273

Temporary Cash Investments (2.0%)
Money Market Fund (1.3%)
[6,7] Vanguard Market Liquidity Fund	0.237%		174,718,923	174,719

			Face
			Amount
			($000)
Repurchase Agreement (0.7%)
J.P. Morgan Securities Inc.
(Dated 10/29/10, Repurchase Value
$93,802,000, collateralized by Federal
Home Loan Mortgage Corp. 1.875%-
6.121%, 9/1/15-11/1/40)	0.220%	11/1/10	93,800	93,800
Total Temporary Cash Investments (Cost $268,519)				268,519
Total Investments (99.1%) (Cost $12,030,929)				12,954,146
Other Assets and Liabilities-Net (0.9%)[7]				117,774
Net Assets (100%)				13,071,920

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $166,226,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $3,552,264,000, representing 27.2% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2010, the aggregate value of these securities was $361,189,000, representing 2.8% of net assets.
4 Adjustable-rate security.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $174,719,000 of collateral received for securities on loan.

High-Yield Corporate Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Preferred Stocks	126,273	—	—
U.S. Government and Agency Obligations	—	388,672	—
Corporate Bonds	—	12,170,679	3
Temporary Cash Investments	174,719	93,800	—
Total	300,992	12,653,151	3

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2010	—
Transfers in and/or out of Level 3	3
Balance as of October 31, 2010	3

D. At October 31, 2010, the cost of investment securities for tax purposes was $12,030,929,000. Net unrealized appreciation of investment securities for tax purposes was $923,217,000, consisting of unrealized gains of $1,056,831,000 on securities that had risen in value since their purchase and $133,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.3%)
U.S. Government Securities (0.9%)
United States Treasury Note/Bond		0.875%	5/31/11	7,600	7,630
United States Treasury Note/Bond		1.375%	2/15/13	9,000	9,200
United States Treasury Note/Bond		2.250%	5/31/14	1,200	1,266
United States Treasury Note/Bond		2.625%	6/30/14	13,010	13,902
United States Treasury Note/Bond		4.125%	5/15/15	28,000	31,859
United States Treasury Note/Bond		1.250%	8/31/15	5,310	5,341
United States Treasury Note/Bond		9.875%	11/15/15	9,000	12,838
United States Treasury Note/Bond		2.375%	3/31/16	2,000	2,108
United States Treasury Note/Bond		2.625%	4/30/16	4,700	5,011
United States Treasury Note/Bond		2.750%	2/15/19	6,395	6,623
1 United States Treasury Note/Bond		3.625%	8/15/19	34,600	37,946
					133,724
Agency Bonds and Notes (0.4%)
[2,3] Federal Home Loan Mortgage Corp.		0.176%	2/2/12	59,425	59,290
[2,3] Federal Home Loan Mortgage Corp.		0.216%	2/10/12	9,550	9,563
					68,853
Nonconventional Mortgage-Backed Securities (0.0%)
[2,4] Freddie Mac Non Gold Pool		2.625%	8/1/32	672	701
[2,4] Freddie Mac Non Gold Pool		3.018%	9/1/32	290	300
					1,001
Total U.S. Government and Agency Obligations (Cost $196,390)					203,578
Asset-Backed/Commercial Mortgage-Backed Securities (14.6%)
4,5	Ally Auto Receivables Trust	2.690%	2/15/17	3,250	3,317
4,5	Ally Master Owner Trust	3.470%	4/15/15	3,900	4,048
4,5	Ally Master Owner Trust	3.870%	4/15/15	1,800	1,868
4,5	Ally Master Owner Trust	4.250%	4/15/17	3,100	3,369
4,5	Ally Master Owner Trust	4.590%	4/15/17	3,280	3,540
3,4	Ally Master Owner Trust	1.326%	8/15/17	43,450	43,608
[3,4,5]	Ally Master Owner Trust	1.806%	8/15/17	8,100	8,098
[3,4,5]	Ally Master Owner Trust	2.206%	8/15/17	6,160	6,163
[3,4,5]	American Express Credit Account Master
	Trust	0.586%	6/17/13	1,230	1,230
[3,4,5]	American Express Credit Account Master
	Trust	0.546%	8/15/13	3,000	2,998
[3,4,5]	American Express Credit Account Master
	Trust	0.536%	12/15/13	1,500	1,497
[3,4,5]	American Express Credit Account Master
	Trust	0.536%	3/17/14	1,500	1,502
[3,4,5]	American Express Credit Account Master
	Trust	0.526%	9/15/14	450	445
[3,4,5]	American Express Credit Account Master
	Trust	0.676%	1/15/15	1,160	1,147
3,4	American Express Credit Account Master
	Trust	1.356%	3/15/16	1,500	1,516
3,4	American Express Credit Account Master
	Trust	1.356%	3/15/16	930	940

3,4	American Express Credit Account Master
	Trust	1.356%	4/15/16	1,000	1,011
[3,4,5]	American Express Credit Account Master
	Trust	0.926%	12/15/16	1,000	978
3,4	American Express Credit Account Master
	Trust	1.506%	3/15/17	12,750	13,194
4	Americredit Prime Automobile Receivable	2.210%	1/15/14	1,900	1,932
4	Americredit Prime Automobile Receivable	2.900%	12/15/14	1,480	1,543
[3,4,5]	Arkle Master Issuer PLC	1.619%	5/17/60	62,450	62,450
[3,4,5]	Arran Residential Mortgages Funding PLC	1.779%	5/16/47	10,800	10,810
[3,4,5]	Arran Residential Mortgages Funding PLC	0.359%	4/12/56	18,424	18,249
5	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,670
3,4	BA Credit Card Trust	0.546%	6/16/14	3,655	3,596
3,4	BA Credit Card Trust	0.316%	9/15/16	14,000	13,840
3,4	BA Credit Card Trust	0.326%	12/15/16	8,000	7,902
3,4	BA Credit Card Trust	0.296%	11/15/19	16,210	15,713
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	30,620	33,103
3,4	Banc of America Commercial Mortgage Inc.	5.689%	4/10/49	35,937	37,682
3,4	Banc of America Commercial Mortgage Inc.	6.151%	2/10/51	31,812	35,140
[3,4,5]	Bank of America Student Loan Trust	1.362%	2/25/43	34,979	35,059
3,4	Bank One Issuance Trust	1.056%	2/15/17	1,200	1,176
4	Bear Stearns Commercial Mortgage
	Securities	5.511%	4/12/38	8,200	9,236
3,4	Bear Stearns Commercial Mortgage
	Securities	5.717%	6/11/40	36,740	39,910
4	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	7,056	7,227
4	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	2,814	2,834
4	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	13,000	13,581
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	11,900	12,476
3,4	Capital One Multi-Asset Execution Trust	0.546%	3/17/14	2,664	2,649
3,4	Capital One Multi-Asset Execution Trust	0.556%	6/16/14	8,300	8,224
3,4	Capital One Multi-Asset Execution Trust	0.576%	7/15/14	10,700	10,585
3,4	Capital One Multi-Asset Execution Trust	0.556%	11/17/14	13,760	13,501
3,4	Capital One Multi-Asset Execution Trust	0.286%	3/16/15	2,100	2,087
3,4	Capital One Multi-Asset Execution Trust	0.339%	7/15/15	2,750	2,727
3,4	Capital One Multi-Asset Execution Trust	0.316%	1/15/16	16,150	15,974
3,4	Capital One Multi-Asset Execution Trust	0.286%	4/15/16	3,600	3,554
3,4	Capital One Multi-Asset Execution Trust	0.316%	7/15/16	7,900	7,789
3,4	Capital One Multi-Asset Execution Trust	2.506%	7/15/16	16,374	16,381
3,4	Capital One Multi-Asset Execution Trust	0.466%	12/15/16	1,250	1,236
3,4	Capital One Multi-Asset Execution Trust	1.306%	12/15/16	1,988	1,919
3,4	Capital One Multi-Asset Execution Trust	0.346%	6/17/19	6,270	6,050
3,4	Capital One Multi-Asset Execution Trust	0.306%	11/15/19	1,130	1,083
3,4	Capital One Multi-Asset Execution Trust	0.336%	12/16/19	121,585	116,663
3,4	Capital One Multi-Asset Execution Trust	0.296%	7/15/20	46,699	44,453
3,4	Chase Issuance Trust	0.546%	1/15/14	2,800	2,775
3,4	Chase Issuance Trust	0.696%	1/15/15	5,700	5,637
3,4	Chase Issuance Trust	0.716%	4/15/19	5,700	5,340
4	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	7,530	7,568
4,5	Chrysler Financial Auto Securitization Trust	6.250%	5/8/14	5,600	5,888
4,5	Chrysler Financial Auto Securitization Trust	5.570%	8/8/14	5,600	5,863
4	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	3,300	3,451
4	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	7,300	7,339
4,5	Chrysler Financial Lease Trust	3.460%	9/16/13	1,210	1,212

3,4	Citibank Credit Card Issuance Trust	0.666%	7/15/14	34,895	34,095
3,4	Citibank Credit Card Issuance Trust	0.656%	2/20/15	11,355	10,979
4	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	11,330
3,4	Citibank Credit Card Issuance Trust	0.726%	3/24/17	1,520	1,420
3,4	Citibank Credit Card Issuance Trust	1.456%	5/22/17	4,400	4,547
3,4	Citibank Credit Card Issuance Trust	0.329%	12/17/18	3,111	3,022
3,4	Citibank Credit Card Issuance Trust	0.352%	12/17/18	11,300	11,013
3,4	Citibank Credit Card Issuance Trust	1.631%	5/20/20	11,800	12,524
[3,4,5]	Citibank Omni Master Trust	2.356%	5/16/16	14,300	14,469
4,5	Citibank Omni Master Trust	5.350%	8/15/18	13,340	14,689
4	Citibank Omni Master Trust	4.900%	11/15/18	38,560	41,913
4,5	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	27,025	27,693
4,5	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	7,300	7,636
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	10,000	10,887
4	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	13,000	13,581
4	CNH Equipment Trust	3.000%	8/17/15	12,210	12,804
4,5	Commercial Mortgage Pass Through
	Certificates	3.830%	1/1/20	10,325	10,634
4,5	Commercial Mortgage Pass Through
	Certificates	4.205%	9/1/20	20,675	21,295
4	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	5,600	5,887
3,4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	10,420	11,266
3,4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.104%	8/15/38	2,000	2,186
3,4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	19,724	21,971
4	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	15,484	17,018
4	Credit Suisse Mortgage Capital Certificates	5.720%	6/15/39	10,987	11,381
4	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	9,097
3,4	Discover Card Master Trust	1.556%	2/17/15	19,125	19,444
3,4	Discover Card Master Trust	0.632%	6/15/15	31,200	31,179
3,4	Discover Card Master Trust	0.906%	9/15/15	13,950	14,026
3,4	Discover Card Master Trust	0.836%	3/15/18	70,000	70,040
3,4	Discover Card Master Trust I	0.336%	1/19/16	32,000	31,704
3,4	Discover Card Master Trust I	0.336%	9/15/16	11,000	10,851
4	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,037
4	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,259
3,4	Ford Credit Floorplan Master Owner Trust	1.806%	9/15/14	22,400	22,739
[3,4,5]	Ford Credit Floorplan Master Owner Trust	1.906%	12/15/14	18,000	18,346
[3,4,5]	Ford Credit Floorplan Master Owner Trust	2.506%	12/15/14	7,280	7,434
[3,4,5]	Ford Credit Floorplan Master Owner Trust	2.906%	12/15/14	37,130	38,036
[3,4,5]	Ford Credit Floorplan Master Owner Trust	1.956%	2/15/17	11,390	11,775
4,5	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	1,510	1,643
4,5	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	8,785	9,473
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	28,700	31,144
4	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	2,610	2,647
4	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	35,200	38,202
4	Greenwich Capital Commercial Funding
	Corp.	5.882%	7/10/38	34,210	37,740
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	13,355	13,504
3,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	23,400	25,187
4	GS Mortgage Securities Corp. II	4.751%	7/10/39	5,300	5,725
4	GS Mortgage Securities Corp. II	5.560%	11/10/39	21,181	22,967
4,5	Hertz Vehicle Financing LLC	5.290%	3/25/16	24,300	26,918
4,5	Hertz Vehicle Financing LLC	3.740%	2/25/17	28,500	29,865

4	Hyundai Auto Receivables Trust	3.150%	3/15/16	4,200	4,424
[3,4,5]	Hyundai Floorplan Master Owner Trust	1.506%	11/17/14	3,970	4,011
3,4	Illinois Student Assistance Commission	1.338%	4/25/22	25,700	25,700
4,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	17,660	19,969
3,4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	20,045	22,118
4,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	10,030	10,722
4,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	13,250	14,273
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.872%	4/15/45	22,300	24,859
3,4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.038%	3/15/46	6,799	7,402
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	12,000	12,946
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	30,084	31,814
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	13,370	13,929
4	LB-UBS Commercial Mortgage Trust	5.880%	6/15/38	11,500	12,844
4	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	56,411	60,088
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,275	16,023
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,550	38,835
3,4	MBNA Credit Card Master Note Trust	1.606%	10/15/14	875	871
3,4	MBNA Credit Card Master Note Trust	0.676%	7/15/15	22,929	22,244
3,4	MBNA Credit Card Master Note Trust	1.606%	3/15/16	3,430	3,385
3,4	MBNA Credit Card Master Note Trust	1.156%	11/15/16	16,655	16,085
4	Merrill Lynch Mortgage Trust	5.721%	6/12/50	11,000	11,393
3,4	Merrill Lynch Mortgage Trust	5.826%	6/12/50	10,200	10,912
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	16,101
4	Morgan Stanley Capital I	5.648%	6/11/42	24,100	24,897
4	Morgan Stanley Capital I	5.623%	12/12/49	4,700	4,904
3,4	National City Credit Card Master Trust	0.306%	3/17/14	15,000	14,866
4,5	Navistar Financial Corp. Owner Trust	1.990%	1/21/14	30,800	31,280
[3,4,5]	Navistar Financial Dealer Note Master
	Trust	1.706%	10/26/15	10,550	10,666
[3,4,5]	Nissan Master Owner Trust Receivables	1.406%	1/15/15	16,750	16,988
[3,4,5]	Nordstrom Private Label Credit Card
	Master Note Trust	0.316%	5/15/15	34,300	34,077
[3,4,5]	Permanent Master Issuer PLC	1.439%	7/15/42	15,000	14,931
[3,4,5]	Silverstone Master Issuer PLC	1.784%	1/21/55	43,000	43,000
[3,4,5]	SMART Trust/Australia	1.756%	12/14/15	21,200	21,255
4,5	Tidewater Auto Receivables Trust	5.920%	5/15/17	7,354	7,406
4	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	450	464
4,5	Volvo Financial Equipment LLC	2.990%	5/15/17	3,700	3,755
3,4	Wachovia Bank Commercial Mortgage
	Trust	5.269%	12/15/44	4,115	4,533
3,4	Wachovia Bank Commercial Mortgage
	Trust	5.765%	7/15/45	13,360	14,616
4	Wachovia Bank Commercial Mortgage
	Trust	5.569%	5/15/46	8,800	9,103
4	Wachovia Bank Commercial Mortgage
	Trust	5.572%	10/15/48	33,775	35,622
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,227,926)					2,335,079

Corporate Bonds (77.4%)
Finance (33.7%)
	Banking (18.5%)
5	Abbey National Treasury Services
	PLC/London	3.875%	11/10/14	4,550	4,691
	AgriBank FCB	9.125%	7/15/19	5,000	6,176
	American Express Bank FSB	6.000%	9/13/17	4,250	4,864
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,325
	American Express Centurion Bank	6.000%	9/13/17	48,060	55,009
	American Express Co.	7.000%	3/19/18	29,000	34,689
	American Express Co.	8.125%	5/20/19	23,304	29,792
	American Express Credit Corp.	2.750%	9/15/15	11,600	11,696
	Amsouth Bank	5.200%	4/1/15	10,000	9,950
5	ANZ Capital Trust II	5.360%	12/15/49	10,000	10,055
	Astoria Financial Corp.	5.750%	10/15/12	9,000	9,302
5	Banco Bradesco SA/Cayman Islands	5.900%	1/16/21	7,000	7,199
5	Banco de Credito del Peru	5.375%	9/16/20	6,000	6,156
5	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,515
5	Banco Santander Chile	5.375%	12/9/14	4,000	4,296
5	Banco Santander Chile	3.750%	9/22/15	4,300	4,385
5	Banco Votorantim SA	7.375%	1/21/20	5,000	5,456
	Bank of America Corp.	4.500%	4/1/15	9,425	9,819
	Bank of America Corp.	5.250%	12/1/15	15,000	15,805
	Bank of America Corp.	6.500%	8/1/16	31,375	34,957
	Bank of America Corp.	5.420%	3/15/17	7,300	7,420
	Bank of America Corp.	6.000%	9/1/17	1,750	1,866
	Bank of America Corp.	5.750%	12/1/17	12,500	13,211
	Bank of America NA	5.300%	3/15/17	14,527	14,903
	Bank of America NA	6.100%	6/15/17	15,000	16,013
	Bank of New York Mellon Corp.	4.500%	4/1/13	10,000	10,834
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,500	10,688
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,126
	Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	10,878
5	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	15,000	15,204
	Bank One Corp.	4.900%	4/30/15	15,000	16,355
	Barclays Bank PLC	5.000%	9/22/16	40,000	44,446
5	Barclays Bank PLC	6.050%	12/4/17	26,307	28,803
	Barclays Bank PLC	6.750%	5/22/19	5,000	5,963
	Barclays Bank PLC	5.125%	1/8/20	43,000	46,505
[4,5]	Barclays Bank PLC	5.926%	12/15/49	15,000	14,119
	BB&T Corp.	4.750%	10/1/12	5,000	5,320
	BB&T Corp.	5.200%	12/23/15	6,380	7,092
	BB&T Corp.	4.900%	6/30/17	15,300	16,224
	BB&T Corp.	6.850%	4/30/19	22,714	27,588
4	BBVA International Preferred SA
	Unipersonal	5.919%	12/31/49	7,000	6,099
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,345	10,601
	Bear Stearns Cos. LLC	6.400%	10/2/17	30,000	34,837
	Bear Stearns Cos. LLC	7.250%	2/1/18	42,035	51,164
5	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	4.800%	6/24/15	17,000	18,394
	BNY Mellon NA	4.750%	12/15/14	5,000	5,581
[3,5]	BTMU Curacao Holdings NV	0.612%	12/19/16	10,790	10,490
	Capital One Financial Corp.	6.750%	9/15/17	10,000	12,007
[4,5,6]CBG Florida REIT Corp.		7.114%	2/15/49	17,340	404
	Citigroup Inc.	6.375%	8/12/14	10,000	11,234
	Citigroup Inc.	5.000%	9/15/14	12,000	12,597
	Citigroup Inc.	5.300%	1/7/16	10,000	10,826

	Citigroup Inc.	5.850%	8/2/16	10,000	10,969
	Citigroup Inc.	6.125%	11/21/17	63,925	70,986
	Citigroup Inc.	6.125%	5/15/18	5,000	5,581
	Citigroup Inc.	8.500%	5/22/19	10,000	12,584
	Citigroup Inc.	5.375%	8/9/20	10,000	10,538
	Comerica Bank	5.700%	6/1/14	18,000	19,831
	Comerica Bank	5.750%	11/21/16	4,000	4,506
5	Commonwealth Bank of Australia	5.000%	10/15/19	10,000	10,893
	Credit Suisse	6.000%	2/15/18	60,692	67,635
	Credit Suisse	5.300%	8/13/19	60,000	66,651
	Credit Suisse	4.375%	8/5/20	50,000	51,247
4	Credit Suisse	5.860%	5/15/49	17,228	16,711
	Credit Suisse AG	5.400%	1/14/20	29,000	31,487
	Credit Suisse USA Inc.	5.125%	8/15/15	2,000	2,257
5	Danske Bank A/S	3.750%	4/1/15	9,000	9,464
	Deutsche Bank AG/London	6.000%	9/1/17	43,000	50,123
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	11,108
	Discover Bank	8.700%	11/18/19	10,000	12,111
	Discover Bank	7.000%	4/15/20	13,665	15,168
	Fifth Third Bank	4.750%	2/1/15	31,825	33,847
	First Tennessee Bank NA	5.050%	1/15/15	5,000	4,981
	Goldman Sachs Group Inc.	3.700%	8/1/15	19,725	20,447
	Goldman Sachs Group Inc.	5.350%	1/15/16	5,000	5,511
	Goldman Sachs Group Inc.	5.625%	1/15/17	29,000	31,067
	Goldman Sachs Group Inc.	6.250%	9/1/17	25,000	28,247
	Goldman Sachs Group Inc.	5.950%	1/18/18	18,000	20,009
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,075	16,857
	Goldman Sachs Group Inc.	5.375%	3/15/20	25,000	26,436
	Goldman Sachs Group Inc.	6.000%	6/15/20	3,500	3,888
	HSBC Bank USA NA	4.625%	4/1/14	22,000	23,609
	Hudson United Bank	7.000%	5/15/12	9,200	9,807
5	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,775
5	Intesa Sanpaolo SPA	3.625%	8/12/15	12,100	12,230
	JPMorgan Chase & Co.	4.875%	3/15/14	6,440	6,983
	JPMorgan Chase & Co.	3.700%	1/20/15	5,650	5,966
	JPMorgan Chase & Co.	6.125%	6/27/17	10,000	11,315
	JPMorgan Chase & Co.	6.000%	1/15/18	28,000	32,166
	JPMorgan Chase & Co.	6.300%	4/23/19	24,150	28,010
	JPMorgan Chase & Co.	4.950%	3/25/20	8,000	8,467
	JPMorgan Chase & Co.	4.400%	7/22/20	45,000	45,630
	JPMorgan Chase & Co.	4.250%	10/15/20	5,000	5,015
	JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	11,326
	JPMorgan Chase Bank NA	6.000%	10/1/17	41,880	47,755
	KeyBank NA	4.950%	9/15/15	18,000	19,218
	KeyBank NA	5.450%	3/3/16	2,500	2,719
[4,5,7]Lloyds Banking Group PLC		6.267%	11/14/49	7,455	5,615
5	Lloyds TSB Bank PLC	5.800%	1/13/20	5,000	5,287
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	4,074
3	Manufacturers & Traders Trust Co.	1.790%	4/1/13	2,750	2,695
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	38,555	45,128
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	10,612
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	17,150	18,140
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	7,171
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	15,355	17,243
	Morgan Stanley	6.000%	4/28/15	3,000	3,331
	Morgan Stanley	6.250%	8/28/17	3,825	4,207
	Morgan Stanley	5.950%	12/28/17	38,000	41,186
	Morgan Stanley	6.625%	4/1/18	62,150	69,718

	Morgan Stanley	7.300%	5/13/19	3,000	3,472
	Morgan Stanley	5.625%	9/23/19	28,000	29,361
	Morgan Stanley	5.500%	7/24/20	5,000	5,201
	National City Bank	5.250%	12/15/16	7,500	8,144
	National City Bank	5.800%	6/7/17	5,012	5,548
	National City Corp.	4.900%	1/15/15	28,435	31,380
	National City Corp.	6.875%	5/15/19	10,285	12,030
5	Nordea Bank AB	3.700%	11/13/14	7,100	7,555
5	Nordea Bank AB	4.875%	1/27/20	11,000	11,840
	Northern Trust Co.	5.850%	11/9/17	7,280	8,448
	Northern Trust Co.	6.500%	8/15/18	4,000	4,835
	PNC Bank NA	4.875%	9/21/17	6,100	6,440
	PNC Bank NA	6.000%	12/7/17	4,500	5,059
	PNC Bank NA	6.875%	4/1/18	33,085	38,826
	PNC Funding Corp.	4.250%	9/21/15	15,000	16,251
	PNC Funding Corp.	5.250%	11/15/15	8,685	9,657
	PNC Funding Corp.	6.700%	6/10/19	10,000	11,899
	PNC Funding Corp.	5.125%	2/8/20	5,000	5,423
	PNC Funding Corp.	4.375%	8/11/20	5,000	5,129
	Regions Financial Corp.	6.375%	5/15/12	2,080	2,123
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	4,520	4,546
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	778	784
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	2,000	1,708
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	20,500	22,457
5	Royal Bank of Scotland PLC	4.875%	8/25/14	38,290	40,858
	Royal Bank of Scotland PLC	4.875%	3/16/15	15,000	16,144
	Royal Bank of Scotland PLC	3.950%	9/21/15	9,100	9,382
	Royal Bank of Scotland PLC	5.625%	8/24/20	38,000	39,784
5	Societe Generale	3.100%	9/14/15	20,000	20,263
5	Societe Generale	5.750%	4/20/16	5,200	5,778
	SouthTrust Corp.	5.800%	6/15/14	14,705	16,160
3	Sovereign Bank	2.176%	8/1/13	2,458	2,414
	Sovereign Bank	8.750%	5/30/18	5,000	5,839
	State Street Bank and Trust Co.	5.300%	1/15/16	12,000	13,548
3	SunTrust Bank	0.590%	4/1/15	6,000	5,503
	SunTrust Bank	7.250%	3/15/18	13,000	14,687
5	Svenska Handelsbanken AB	5.125%	3/30/20	10,000	10,947
	UBS AG	5.875%	7/15/16	20,220	22,539
	UBS AG	5.875%	12/20/17	39,450	45,176
	UBS AG	5.750%	4/25/18	47,625	54,178
	UBS AG	4.875%	8/4/20	15,000	16,086
[3,5]	Unicredit Luxembourg Finance SA	0.629%	1/13/17	14,925	14,585
	Union Bank NA	5.950%	5/11/16	4,826	5,444
	Union Planters Corp.	7.750%	3/1/11	10,000	10,138
	UnionBanCal Corp.	5.250%	12/16/13	3,000	3,279
5	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,350
	US Bank NA	6.300%	2/4/14	28,245	32,261
4	US Bank NA	3.778%	4/29/20	11,395	11,914
	Wachovia Bank NA	4.875%	2/1/15	15,400	16,768
	Wachovia Bank NA	5.600%	3/15/16	10,000	11,186
	Wachovia Bank NA	6.000%	11/15/17	22,000	24,901
	Wachovia Corp.	5.500%	5/1/13	5,270	5,796
	Wachovia Corp.	5.625%	10/15/16	35,000	39,166
	Wachovia Corp.	5.750%	6/15/17	10,000	11,342
	Wachovia Corp.	5.750%	2/1/18	30,600	34,694
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.500%	1/15/13	6,147	9

6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.650%	8/15/14	7,500	11
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.125%	1/15/15	9,000	14
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,000	5,159
	Wells Fargo & Co.	4.950%	10/16/13	4,500	4,902
	Wells Fargo & Co.	5.625%	12/11/17	40,400	45,590
	Wells Fargo Bank NA	4.750%	2/9/15	11,550	12,523
	Wells Fargo Bank NA	5.750%	5/16/16	12,500	14,229
	Westpac Banking Corp.	4.200%	2/27/15	10,000	10,846
	Westpac Banking Corp.	3.000%	8/4/15	15,000	15,492
[4,5] Westpac Capital Trust III		5.819%	12/30/49	14,300	14,241
	Wilmington Trust Corp.	4.875%	4/15/13	18,305	18,008
	Zions Bancorporation	6.000%	9/15/15	11,000	10,807
	Zions Bancorporation	5.500%	11/16/15	8,000	7,940

	Brokerage (1.0%)
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,626
	Ameriprise Financial Inc.	5.300%	3/15/20	26,570	29,110
	BlackRock Inc.	6.250%	9/15/17	10,000	11,730
	BlackRock Inc.	5.000%	12/10/19	25,000	27,366
5	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	4,625	4,848
	Charles Schwab Corp.	4.950%	6/1/14	11,600	12,878
	Charles Schwab Corp.	4.450%	7/22/20	14,500	15,149
	Franklin Resources Inc.	4.625%	5/20/20	5,000	5,461
	Jefferies Group Inc.	8.500%	7/15/19	25,000	29,218
6	Lehman Brothers Holdings Inc.	5.625%	1/24/13	12,755	2,838
6	Lehman Brothers Holdings Inc.	6.200%	9/26/14	22,500	4,894
6	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	13
6	Lehman Brothers Holdings Inc.	6.875%	5/2/18	5,000	1,150
	Nomura Holdings Inc.	6.700%	3/4/20	7,500	8,464

	Finance Companies (2.8%)
	Alterra Finance LLC	6.250%	9/30/20	8,000	8,051
	American General Finance Corp.	5.625%	8/17/11	15,500	15,326
	General Electric Capital Corp.	4.375%	3/3/12	1,170	1,224
	General Electric Capital Corp.	5.900%	5/13/14	15,000	17,022
	General Electric Capital Corp.	5.625%	9/15/17	55,525	61,909
	General Electric Capital Corp.	5.625%	5/1/18	120,750	134,489
	General Electric Capital Corp.	6.000%	8/7/19	20,000	22,596
	General Electric Capital Corp.	5.500%	1/8/20	15,000	16,517
	General Electric Capital Corp.	4.375%	9/16/20	15,000	15,123
4	General Electric Capital Corp.	6.375%	11/15/67	14,450	14,233
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	22,500	21,431
	HSBC Finance Corp.	5.250%	1/15/14	9,050	9,840
	HSBC Finance Corp.	5.000%	6/30/15	11,000	12,025
	HSBC Finance Corp.	5.500%	1/19/16	48,058	53,327
3	HSBC Finance Corp.	0.727%	6/1/16	6,225	5,645
	International Lease Finance Corp.	4.950%	2/1/11	6,300	6,316
	International Lease Finance Corp.	5.450%	3/24/11	800	804
	International Lease Finance Corp.	5.750%	6/15/11	3,900	3,949
5	KKR Group Finance Co.	6.375%	9/29/20	10,000	10,082
	SLM Corp.	5.050%	11/14/14	7,500	7,365
	SLM Corp.	8.450%	6/15/18	5,000	5,235

	Insurance (8.8%)
	ACE INA Holdings Inc.	5.875%	6/15/14	26,839	30,552
	ACE INA Holdings Inc.	5.600%	5/15/15	26,490	30,137

	ACE INA Holdings Inc.	5.700%	2/15/17	3,000	3,376
	ACE INA Holdings Inc.	5.800%	3/15/18	5,805	6,580
	ACE INA Holdings Inc.	5.900%	6/15/19	2,500	2,890
	Aetna Inc.	6.000%	6/15/16	11,900	14,030
	Aetna Inc.	6.500%	9/15/18	22,818	26,952
	Aetna Inc.	3.950%	9/1/20	12,000	11,988
	Aflac Inc.	8.500%	5/15/19	18,000	23,037
	Alleghany Corp.	5.625%	9/15/20	11,000	11,219
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	10,000	11,326
	Allstate Corp.	6.200%	5/16/14	4,760	5,537
	Allstate Corp.	7.450%	5/16/19	23,100	28,982
	Allstate Life Global Funding Trusts	5.375%	4/30/13	23,895	26,424
	American Financial Group Inc.	9.875%	6/15/19	10,000	12,339
	American International Group Inc.	5.050%	10/1/15	23,000	23,977
	American International Group Inc.	5.600%	10/18/16	20,000	20,975
	American International Group Inc.	5.450%	5/18/17	30,000	31,050
	American International Group Inc.	5.850%	1/16/18	38,000	39,995
	American International Group Inc.	8.250%	8/15/18	40,000	47,850
	AON Corp.	5.000%	9/30/20	5,000	5,173
	Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,489
	Axis Specialty Finance LLC	5.875%	6/1/20	8,000	8,184
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	22,914	24,972
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,500	1,666
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	32,100	36,295
	Chubb Corp.	5.750%	5/15/18	15,933	18,389
4	Chubb Corp.	6.375%	3/29/67	25,600	26,296
	CIGNA Corp.	6.350%	3/15/18	7,000	8,156
	CNA Financial Corp.	7.350%	11/15/19	6,000	6,754
	CNA Financial Corp.	5.875%	8/15/20	15,000	15,292
	Coventry Health Care Inc.	5.875%	1/15/12	625	647
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,074
	Genworth Financial Inc.	7.700%	6/15/20	3,000	3,260
4	Genworth Financial Inc.	6.150%	11/15/66	8,000	6,400
	Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,580
	Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	10,535
	Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,501
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,500	2,544
	HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	8,138
	Humana Inc.	7.200%	6/15/18	10,000	11,576
4	ING Groep NV	5.775%	12/8/49	3,120	2,863
5	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,595
[4,5] Liberty Mutual Group Inc.		7.000%	3/15/37	1,555	1,452
	Lincoln National Corp.	6.250%	2/15/20	10,000	11,217
4	Lincoln National Corp.	6.050%	4/20/67	5,940	5,487
	Manulife Financial Corp.	4.900%	9/17/20	12,000	11,822
	Markel Corp.	7.125%	9/30/19	5,000	5,713
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	5,325	5,794
[3,5] MassMutual Global Funding II		0.453%	12/6/13	20,000	19,851
	MetLife Inc.	6.750%	6/1/16	15,000	18,024
	MetLife Inc.	6.817%	8/15/18	5,080	6,118
	MetLife Inc.	7.717%	2/15/19	29,439	37,368
	MetLife Inc.	4.750%	2/8/21	7,000	7,431
5	Metropolitan Life Global Funding I	5.125%	4/10/13	88,720	96,697
5	Metropolitan Life Global Funding I	5.125%	6/10/14	4,400	4,884
[3,5] Monumental Global Funding III		0.458%	1/25/13	10,000	9,728
5	New York Life Global Funding	3.000%	5/4/15	4,150	4,365
5	Ohio National Financial Services Inc.	6.375%	4/30/20	4,000	4,360
5	Pacific Life Global Funding	5.150%	4/15/13	22,404	24,335

5	Pacific LifeCorp	6.000%	2/10/20	8,000	8,735
	PartnerRe Finance B LLC	5.500%	6/1/20	22,500	23,413
5	Pricoa Global Funding I	5.450%	6/11/14	8,166	9,127
	Principal Financial Group Inc.	7.875%	5/15/14	10,000	11,774
	Principal Financial Group Inc.	8.875%	5/15/19	21,195	27,422
5	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,415
4	Progressive Corp.	6.700%	6/15/37	16,500	16,840
	Prudential Financial Inc.	5.100%	9/20/14	15,000	16,493
	Prudential Financial Inc.	4.750%	6/13/15	7,000	7,596
	Prudential Financial Inc.	6.100%	6/15/17	6,200	6,945
	Prudential Financial Inc.	5.375%	6/21/20	12,000	12,996
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,339
5	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	3,027
	Travelers Cos. Inc.	5.500%	12/1/15	5,350	6,166
	Travelers Cos. Inc.	6.250%	6/20/16	13,370	15,912
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	23,168
	Travelers Cos. Inc.	5.800%	5/15/18	18,710	21,455
	Travelers Cos. Inc.	5.900%	6/2/19	3,460	4,012
	Travelers Cos. Inc.	3.900%	11/1/20	2,250	2,274
4	Travelers Cos. Inc.	6.250%	3/15/37	4,750	4,943
	UnitedHealth Group Inc.	4.875%	4/1/13	4,880	5,281
	UnitedHealth Group Inc.	5.000%	8/15/14	20,930	23,187
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	8,417
	UnitedHealth Group Inc.	5.375%	3/15/16	15,000	17,175
	UnitedHealth Group Inc.	6.000%	6/15/17	19,335	22,276
	UnitedHealth Group Inc.	6.000%	11/15/17	23,150	26,837
	UnitedHealth Group Inc.	6.000%	2/15/18	15,114	17,617
	Unum Group	5.625%	9/15/20	5,000	5,157
	WellPoint Inc.	6.000%	2/15/14	17,970	20,428
	WellPoint Inc.	5.250%	1/15/16	20,000	22,615
	WellPoint Inc.	5.875%	6/15/17	14,465	16,605
	WellPoint Inc.	7.000%	2/15/19	14,445	17,597
	WellPoint Inc.	4.350%	8/15/20	25,000	25,758
	Willis North America Inc.	6.200%	3/28/17	5,000	5,308
	Willis North America Inc.	7.000%	9/29/19	8,000	8,769
	WR Berkley Corp.	5.375%	9/15/20	8,000	8,130
	XL Capital Finance Europe PLC	6.500%	1/15/12	3,000	3,136
[4,5] ZFS Finance USA Trust IV		5.875%	5/9/32	1,284	1,233

	Other Finance (0.1%)
5	Cantor Fitzgerald LP	6.375%	6/26/15	5,600	5,782
5	Targeted Return Index Securities Trust	0.000%	1/15/12	7,000	7,295

	Real Estate Investment Trusts (2.5%)
	AMB Property LP	4.500%	8/15/17	7,000	7,080
	AMB Property LP	6.625%	12/1/19	5,000	5,621
	Boston Properties LP	6.250%	1/15/13	6,680	7,364
	Brandywine Operating Partnership LP	7.500%	5/15/15	10,000	11,350
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	2,067
	Camden Property Trust	5.000%	6/15/15	5,000	5,440
	CommonWealth REIT	5.750%	2/15/14	6,061	6,490
	CommonWealth REIT	6.400%	2/15/15	9,500	10,350
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	7,575
	Developers Diversified Realty Corp.	7.500%	4/1/17	1,750	1,872
	Developers Diversified Realty Corp.	7.875%	9/1/20	5,000	5,425
5	Digital Realty Trust LP	5.875%	2/1/20	12,000	12,712
	Duke Realty LP	7.375%	2/15/15	5,000	5,754
	Duke Realty LP	5.950%	2/15/17	5,000	5,383

Duke Realty LP	6.500%	1/15/18	3,555	3,909
Duke Realty LP	6.750%	3/15/20	5,000	5,639
Equity One Inc.	6.250%	1/15/17	5,000	5,231
ERP Operating LP	5.125%	3/15/16	11,000	12,088
Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,341
HCP Inc.	6.000%	1/30/17	10,000	10,773
Health Care REIT Inc.	5.875%	5/15/15	5,725	6,341
Health Care REIT Inc.	4.700%	9/15/17	5,000	5,160
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,514
Hospitality Properties Trust	7.875%	8/15/14	3,900	4,386
Hospitality Properties Trust	6.300%	6/15/16	5,000	5,388
Kimco Realty Corp.	5.783%	3/15/16	10,000	11,161
Liberty Property LP	5.125%	3/2/15	5,000	5,482
Liberty Property LP	4.750%	10/1/20	2,000	2,062
Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,802
National Retail Properties Inc.	6.875%	10/15/17	11,775	13,195
ProLogis	5.625%	11/15/15	2,600	2,743
ProLogis	5.625%	11/15/16	5,500	5,780
ProLogis	7.375%	10/30/19	3,000	3,303
Realty Income Corp.	5.750%	1/15/21	3,000	3,232
Regency Centers LP	4.950%	4/15/14	5,000	5,323
Simon Property Group LP	6.750%	5/15/14	15,000	17,336
Simon Property Group LP	5.100%	6/15/15	6,320	7,127
Simon Property Group LP	5.250%	12/1/16	13,500	15,201
Simon Property Group LP	5.875%	3/1/17	3,300	3,755
Simon Property Group LP	6.125%	5/30/18	30,369	34,995
Simon Property Group LP	10.350%	4/1/19	22,815	32,207
Simon Property Group LP	5.650%	2/1/20	11,200	12,577
Simon Property Group LP	4.375%	3/1/21	15,000	15,443
5 WEA Finance LLC	7.125%	4/15/18	20,000	23,622
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	3,000	3,490
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	3,925	4,426
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	1,000	1,177
5 WT Finance Aust Pty Ltd. / Westfield Capital /
WEA Finance LLC	5.125%	11/15/14	10,000	10,961
				5,363,267
Industrial (36.2%)
Basic Industry (3.5%)
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,924
Airgas Inc.	3.250%	10/1/15	3,525	3,572
Alcoa Inc.	6.750%	7/15/18	23,586	25,782
Alcoa Inc.	6.150%	8/15/20	5,000	5,257
Alcoa Inc.	5.870%	2/23/22	1,100	1,123
5 Anglo American Capital PLC	4.450%	9/27/20	4,000	4,142
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	7,000	7,460
ArcelorMittal	6.125%	6/1/18	18,000	19,545
ArcelorMittal	9.850%	6/1/19	14,000	18,050
ArcelorMittal	5.250%	8/5/20	8,000	8,083
ArcelorMittal USA Inc.	6.500%	4/15/14	2,200	2,443
Barrick Gold Corp.	6.950%	4/1/19	5,000	6,347
Barrick North America Finance LLC	6.800%	9/15/18	5,500	6,862
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	7,500	8,467
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	15,968	18,254
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	24,075	29,828
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,377
5 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,581
Cliffs Natural Resources Inc.	5.900%	3/15/20	3,000	3,296

Dow Chemical Co.	8.550%	5/15/19	23,000	29,517
EI du Pont de Nemours & Co.	6.000%	7/15/18	33,480	40,130
EI du Pont de Nemours & Co.	4.625%	1/15/20	15,728	17,354
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,000	5,070
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	26,000	29,380
5 Gerdau Holdings Inc.	7.000%	1/20/20	5,000	5,669
5 Gerdau Trade Inc.	5.750%	1/30/21	2,000	2,078
5 Gold Fields Orogen Holding BVI Ltd.	4.875%	10/7/20	10,000	9,636
5 GTL Trade Finance Inc.	7.250%	10/20/17	3,000	3,425
5 Incitec Pivot Finance LLC	6.000%	12/10/19	10,000	10,550
International Paper Co.	7.950%	6/15/18	16,939	20,656
International Paper Co.	9.375%	5/15/19	7,000	9,205
Lubrizol Corp.	8.875%	2/1/19	4,000	5,152
Newmont Mining Corp.	5.125%	10/1/19	5,000	5,674
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	7,000	7,402
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,000	3,213
Praxair Inc.	4.375%	3/31/14	2,115	2,331
Praxair Inc.	5.250%	11/15/14	5,000	5,743
Praxair Inc.	4.625%	3/30/15	10,550	11,868
Praxair Inc.	4.500%	8/15/19	8,000	8,834
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	7,245	8,198
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	25,000	31,222
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,000	11,004
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,000	7,023
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	50,000	50,076
Rohm and Haas Co.	6.000%	9/15/17	6,000	6,709
Sherwin-Williams Co.	3.125%	12/15/14	1,325	1,407
Teck Resources Ltd.	10.250%	5/15/16	10,000	12,300
Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,076
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,163

Capital Goods (4.1%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,829
Allied Waste North America Inc.	7.125%	5/15/16	4,000	4,259
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,958
Bemis Co. Inc.	6.800%	8/1/19	5,190	6,143
Black & Decker Corp.	7.125%	6/1/11	8,550	8,872
Boeing Capital Corp.	4.700%	10/27/19	7,893	8,803
Boeing Co.	4.875%	2/15/20	11,000	12,477
Caterpillar Financial Services Corp.	6.125%	2/17/14	16,890	19,477
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,357
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,341
Caterpillar Financial Services Corp.	5.450%	4/15/18	12,905	14,833
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	17,981
Caterpillar Inc.	7.900%	12/15/18	20,000	26,483
Cooper US Inc.	5.450%	4/1/15	6,000	6,891
Cooper US Inc.	6.100%	7/1/17	3,500	4,056
Crane Co.	5.500%	9/15/13	5,000	5,456
CRH America Inc.	6.000%	9/30/16	10,725	12,054
CRH America Inc.	8.125%	7/15/18	2,200	2,648
Deere & Co.	4.375%	10/16/19	8,850	9,717
Eaton Corp.	6.950%	3/20/19	7,110	8,900
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,414
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	11,018
Emerson Electric Co.	5.250%	10/15/18	5,000	5,805
Emerson Electric Co.	4.875%	10/15/19	9,000	10,216
Emerson Electric Co.	4.250%	11/15/20	17,500	19,063
General Dynamics Corp.	5.250%	2/1/14	1,150	1,300

	General Electric Co.	5.250%	12/6/17	61,800	69,105
	Goodrich Corp.	4.875%	3/1/20	4,000	4,414
	Harsco Corp.	5.750%	5/15/18	12,000	13,721
	Honeywell International Inc.	5.300%	3/1/18	17,855	20,778
	Illinois Tool Works Inc.	5.150%	4/1/14	8,540	9,658
	Illinois Tool Works Inc.	6.250%	4/1/19	9,950	12,064
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	7,244	8,964
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	12,000	14,392
	John Deere Capital Corp.	5.500%	4/13/17	7,321	8,497
	John Deere Capital Corp.	5.350%	4/3/18	9,000	10,357
	John Deere Capital Corp.	5.750%	9/10/18	11,000	12,949
	L-3 Communications Corp.	5.875%	1/15/15	2,825	2,885
	L-3 Communications Corp.	6.375%	10/15/15	850	878
	L-3 Communications Corp.	5.200%	10/15/19	7,000	7,554
	Lafarge SA	6.500%	7/15/16	17,252	18,941
	Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,381
	Lockheed Martin Corp.	4.250%	11/15/19	3,000	3,223
	Martin Marietta Materials Inc.	6.600%	4/15/18	5,000	5,604
	Masco Corp.	5.875%	7/15/12	10,560	10,962
	Owens Corning	6.500%	12/1/16	10,360	11,279
	Owens Corning	9.000%	6/15/19	7,000	8,435
	Parker Hannifin Corp.	5.500%	5/15/18	4,000	4,637
	Raytheon Co.	6.750%	3/15/18	2,805	3,451
	Raytheon Co.	6.400%	12/15/18	5,725	7,024
	Raytheon Co.	3.125%	10/15/20	10,000	9,801
	Republic Services Inc.	5.500%	9/15/19	7,415	8,409
	Republic Services Inc.	5.000%	3/1/20	8,000	8,707
	Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,800
	Roper Industries Inc.	6.250%	9/1/19	13,000	15,008
[4,5] Systems 2001 AT LLC		7.156%	12/15/11	2,028	2,103
	Tyco International Finance SA	6.000%	11/15/13	11,000	12,480
	Tyco International Finance SA	8.500%	1/15/19	4,000	5,276
	United Technologies Corp.	5.375%	12/15/17	20,655	24,120
	United Technologies Corp.	6.125%	2/1/19	20,000	24,563
	United Technologies Corp.	4.500%	4/15/20	10,000	11,086
	Waste Management Inc.	7.375%	3/11/19	4,250	5,359

	Communication (6.6%)
	America Movil SAB de CV	5.500%	3/1/14	4,000	4,462
	America Movil SAB de CV	5.750%	1/15/15	8,400	9,601
	America Movil SAB de CV	5.625%	11/15/17	14,424	16,453
	America Movil SAB de CV	5.000%	10/16/19	19,000	20,552
	America Movil SAB de CV	5.000%	3/30/20	7,500	8,135
	American Tower Corp.	4.625%	4/1/15	3,000	3,232
	AT&T Inc.	5.100%	9/15/14	7,750	8,717
	AT&T Inc.	2.500%	8/15/15	14,000	14,416
	AT&T Inc.	5.625%	6/15/16	23,000	27,010
	AT&T Inc.	5.500%	2/1/18	49,425	57,722
	AT&T Inc.	5.600%	5/15/18	29,260	34,329
5	British Sky Broadcasting Group PLC	9.500%	11/15/18	4,000	5,462
	British Telecommunications PLC	9.375%	12/15/10	5,450	5,503
	British Telecommunications PLC	5.950%	1/15/18	16,587	18,524
	CBS Corp.	8.200%	5/15/14	8,000	9,608
	CBS Corp.	4.625%	5/15/18	6,750	6,950
	CBS Corp.	5.750%	4/15/20	5,000	5,529
	Cellco Partnership / Verizon Wireless Capital
	LLC	5.550%	2/1/14	12,800	14,436

Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	30,000	41,154
CenturyLink Inc.	6.150%	9/15/19	8,745	9,100
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,408
Comcast Corp.	6.500%	1/15/17	14,100	16,786
Comcast Corp.	6.300%	11/15/17	26,480	31,462
Comcast Corp.	5.700%	5/15/18	10,000	11,437
COX Communications Inc.	5.450%	12/15/14	1,200	1,363
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,000	4,985
DIRECTV Holdings LLC	5.200%	3/15/20	8,000	8,658
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	12,000	13,440
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	14,000	15,848
Discovery Communications LLC	5.050%	6/1/20	15,000	16,478
Embarq Corp.	7.082%	6/1/16	24,225	27,731
France Telecom SA	2.125%	9/16/15	5,000	5,076
France Telecom SA	5.375%	7/8/19	7,000	8,214
Frontier Communications Corp.	7.875%	4/15/15	4,200	4,699
Frontier Communications Corp.	8.250%	4/15/17	5,600	6,377
5 NBC Universal Inc.	5.150%	4/30/20	10,000	10,932
5 NBC Universal Inc.	4.375%	4/1/21	7,000	7,184
News America Inc.	6.900%	3/1/19	4,000	4,955
Omnicom Group Inc.	5.900%	4/15/16	6,975	8,109
Omnicom Group Inc.	6.250%	7/15/19	8,990	10,419
Qwest Corp.	7.625%	6/15/15	2,275	2,636
Qwest Corp.	8.375%	5/1/16	5,880	7,071
Reed Elsevier Capital Inc.	8.625%	1/15/19	8,000	10,523
Rogers Communications Inc.	6.750%	3/15/15	6,000	7,140
Rogers Communications Inc.	6.800%	8/15/18	4,000	4,969
RR Donnelley & Sons Co.	7.625%	6/15/20	15,000	16,178
Telecom Italia Capital SA	5.250%	10/1/15	18,000	19,864
Telecom Italia Capital SA	6.999%	6/4/18	11,000	13,012
Telecom Italia Capital SA	7.175%	6/18/19	6,000	7,226
Telefonica Emisiones SAU	4.949%	1/15/15	14,020	15,499
Telefonica Emisiones SAU	3.729%	4/27/15	10,550	11,166
Telefonica Emisiones SAU	6.421%	6/20/16	16,228	19,148
Telefonica Emisiones SAU	6.221%	7/3/17	10,662	12,608
Telefonica Emisiones SAU	5.877%	7/15/19	7,185	8,274
Telefonica Emisiones SAU	5.134%	4/27/20	12,000	13,152
Telefonos de Mexico SAB de CV	5.500%	1/27/15	23,000	25,653
5 Telemar Norte Leste SA	5.500%	10/23/20	6,500	6,541
Thomson Reuters Corp.	6.500%	7/15/18	10,685	12,983
Thomson Reuters Corp.	4.700%	10/15/19	5,000	5,453
Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,978
Time Warner Cable Inc.	5.850%	5/1/17	12,000	13,800
Time Warner Cable Inc.	6.750%	7/1/18	10,000	11,972
Time Warner Cable Inc.	8.250%	4/1/19	21,000	27,299
Time Warner Cable Inc.	5.000%	2/1/20	8,000	8,669
Verizon Communications Inc.	5.550%	2/15/16	6,600	7,752
Verizon Communications Inc.	5.500%	2/15/18	27,270	31,483
Verizon Communications Inc.	6.100%	4/15/18	54,790	65,359
Verizon Communications Inc.	8.750%	11/1/18	25,600	35,199
Verizon Communications Inc.	6.350%	4/1/19	5,006	6,143
5 Vivendi SA	5.750%	4/4/13	5,450	5,930
Vodafone Group PLC	5.375%	1/30/15	7,000	7,956
Vodafone Group PLC	5.750%	3/15/16	22,190	25,780
Vodafone Group PLC	5.625%	2/27/17	19,000	21,933

	Vodafone Group PLC	5.450%	6/10/19	12,000	13,975
	Washington Post Co.	7.250%	2/1/19	2,500	2,967
	WPP Finance UK	8.000%	9/15/14	6,000	7,136

	Consumer Cyclical (3.3%)
5	American Honda Finance Corp.	3.500%	3/16/15	7,390	7,835
5	American Honda Finance Corp.	3.875%	9/21/20	6,640	6,701
	CVS Caremark Corp.	6.125%	8/15/16	8,646	10,222
	CVS Caremark Corp.	5.750%	6/1/17	5,000	5,774
	CVS Caremark Corp.	6.600%	3/15/19	4,000	4,872
[4,5] CVS Pass-Through Trust		6.117%	1/10/13	5,505	5,875
	Daimler Finance North America LLC	0.000%	0/0/0		—
	Daimler Finance North America LLC	6.500%	11/15/13	25,500	29,357
	Darden Restaurants Inc.	6.200%	10/15/17	15,000	17,367
5	Expedia Inc.	5.950%	8/15/20	5,000	5,088
	Ford Motor Credit Co. LLC	5.625%	9/15/15	1,440	1,526
5	Harley-Davidson Funding Corp.	5.250%	12/15/12	300	316
5	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	12,729
	Historic TW Inc.	6.875%	6/15/18	5,000	6,030
	Home Depot Inc.	5.400%	3/1/16	12,875	14,811
	Home Depot Inc.	3.950%	9/15/20	5,000	5,106
5	Hyundai Capital America	3.750%	4/6/16	1,740	1,774
5	Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,330
	International Game Technology	5.500%	6/15/20	5,000	5,282
	International Speedway Corp.	5.400%	4/15/14	7,000	7,458
	Johnson Controls Inc.	5.500%	1/15/16	3,000	3,405
	Johnson Controls Inc.	5.000%	3/30/20	3,000	3,279
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	2,875
	Kohl's Corp.	6.250%	12/15/17	7,000	8,309
	Lowe's Cos. Inc.	5.000%	10/15/15	7,000	8,093
	Lowe's Cos. Inc.	4.625%	4/15/20	8,000	8,860
	Macy's Retail Holdings Inc.	5.900%	12/1/16	5,000	5,400
	McDonald's Corp.	5.350%	3/1/18	20,000	23,296
	MGM Resorts International	6.750%	4/1/13	1,075	1,045
	MGM Resorts International	5.875%	2/27/14	1,000	895
5	Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,937
	Nordstrom Inc.	6.750%	6/1/14	1,525	1,780
	Nordstrom Inc.	4.750%	5/1/20	10,000	10,651
	PACCAR Inc.	6.875%	2/15/14	6,500	7,620
	Target Corp.	6.000%	1/15/18	24,700	29,781
	Target Corp.	3.875%	7/15/20	20,000	20,893
	Tenneco Inc.	8.625%	11/15/14	1,100	1,138
	Time Warner Inc.	3.150%	7/15/15	8,000	8,356
	Time Warner Inc.	4.875%	3/15/20	5,000	5,477
	TJX Cos. Inc.	6.950%	4/15/19	13,000	16,516
	Toyota Motor Credit Corp.	4.500%	6/17/20	10,000	11,058
	Viacom Inc.	6.250%	4/30/16	7,000	8,292
	Viacom Inc.	6.125%	10/5/17	5,000	5,847
5	Volkswagen International Finance NV	4.000%	8/12/20	7,500	7,675
5	Volvo Treasury AB	5.950%	4/1/15	12,000	13,206
	Wal-Mart Stores Inc.	3.200%	5/15/14	21,675	23,194
	Wal-Mart Stores Inc.	2.875%	4/1/15	1,645	1,747
	Wal-Mart Stores Inc.	1.500%	10/25/15	4,000	3,973
	Wal-Mart Stores Inc.	5.375%	4/5/17	7,000	8,245
	Wal-Mart Stores Inc.	5.800%	2/15/18	10,137	12,097
	Wal-Mart Stores Inc.	3.625%	7/8/20	20,000	20,514
	Wal-Mart Stores Inc.	3.250%	10/25/20	22,000	21,756
	Walgreen Co.	5.250%	1/15/19	12,500	14,519

Walt Disney Co.	5.625%	9/15/16	10,000	12,056
Walt Disney Co.	6.000%	7/17/17	3,000	3,611
Western Union Co.	6.500%	2/26/14	7,400	8,475
Western Union Co.	5.930%	10/1/16	22,825	26,701

Consumer Noncyclical (9.8%)
Abbott Laboratories	5.875%	5/15/16	19,000	22,835
Abbott Laboratories	5.600%	11/30/17	16,000	18,922
Abbott Laboratories	5.125%	4/1/19	36,060	41,394
Abbott Laboratories	4.125%	5/27/20	6,600	7,065
Allergan Inc.	5.750%	4/1/16	12,000	14,213
Allergan Inc.	3.375%	9/15/20	9,000	8,935
Altria Group Inc.	9.700%	11/10/18	17,276	23,800
Altria Group Inc.	9.250%	8/6/19	20,000	27,491
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,436
AmerisourceBergen Corp.	4.875%	11/15/19	3,000	3,195
Amgen Inc.	5.850%	6/1/17	25,460	30,159
Amgen Inc.	6.150%	6/1/18	5,000	6,048
Amgen Inc.	5.700%	2/1/19	12,080	14,337
Amgen Inc.	3.450%	10/1/20	12,250	12,288
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	5,000	5,637
5 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,879
5 Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,000	10,364
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,000	5,680
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,000	13,323
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,387
AstraZeneca PLC	5.900%	9/15/17	32,060	38,334
Avon Products Inc.	5.625%	3/1/14	16,125	18,332
Avon Products Inc.	6.500%	3/1/19	8,000	9,745
5 BAT International Finance PLC	9.500%	11/15/18	4,000	5,429
Baxter International Inc.	4.000%	3/1/14	5,000	5,462
Baxter International Inc.	5.900%	9/1/16	7,000	8,459
Baxter International Inc.	5.375%	6/1/18	10,100	11,758
Baxter International Inc.	4.500%	8/15/19	2,000	2,204
Baxter International Inc.	4.250%	3/15/20	3,000	3,243
Becton Dickinson and Co.	5.000%	5/15/19	4,700	5,349
Biogen Idec Inc.	6.875%	3/1/18	5,000	5,876
Boston Scientific Corp.	6.000%	1/15/20	5,000	5,464
Bottling Group LLC	6.950%	3/15/14	3,813	4,527
Bottling Group LLC	5.500%	4/1/16	19,086	22,524
Bottling Group LLC	5.125%	1/15/19	19,925	22,699
Bristol-Myers Squibb Co.	5.450%	5/1/18	8,000	9,429
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	12,142
Campbell Soup Co.	3.050%	7/15/17	6,250	6,550
Campbell Soup Co.	4.500%	2/15/19	3,000	3,313
CareFusion Corp.	6.375%	8/1/19	5,000	5,925
Celgene Corp.	3.950%	10/15/20	5,000	4,975
Clorox Co.	5.000%	1/15/15	7,000	7,835
5 Coca-Cola Amatil Ltd.	3.250%	11/2/14	1,090	1,146
Coca-Cola Co.	5.350%	11/15/17	15,000	17,539
Coca-Cola Co.	4.875%	3/15/19	12,000	13,642
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,375
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,597	21,105
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	5,008
Coca-Cola Refreshments USA Inc.	4.500%	8/15/19	2,500	2,775
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,153
ConAgra Foods Inc.	6.750%	9/15/11	312	328
ConAgra Foods Inc.	5.819%	6/15/17	4,687	5,380

Covidien International Finance SA	6.000%	10/15/17	14,306	16,919
Covidien International Finance SA	4.200%	6/15/20	5,000	5,279
Delhaize Group SA	5.875%	2/1/14	875	989
Diageo Capital PLC	5.750%	10/23/17	18,000	21,140
Diageo Finance BV	5.300%	10/28/15	5,000	5,793
Eli Lilly & Co.	4.200%	3/6/14	11,850	13,023
Eli Lilly & Co.	5.200%	3/15/17	6,000	6,950
Estee Lauder Cos. Inc.	6.000%	1/15/12	493	523
Express Scripts Inc.	7.250%	6/15/19	3,000	3,739
Fortune Brands Inc.	6.375%	6/15/14	7,000	7,684
5 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,357
Genentech Inc.	4.750%	7/15/15	16,150	18,347
General Mills Inc.	5.700%	2/15/17	2,415	2,858
General Mills Inc.	5.650%	2/15/19	3,000	3,493
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	38,400	45,408
Hasbro Inc.	6.300%	9/15/17	5,000	5,538
Hershey Co.	4.850%	8/15/15	5,000	5,641
Hospira Inc.	6.400%	5/15/15	3,000	3,502
Johnson & Johnson	2.950%	9/1/20	5,850	5,889
Kellogg Co.	4.450%	5/30/16	7,000	7,891
Kellogg Co.	4.150%	11/15/19	12,000	12,974
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	10,232
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	13,043
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,422
Koninklijke Philips Electronics NV	5.750%	3/11/18	15,000	17,497
Kraft Foods Inc.	6.500%	8/11/17	7,840	9,408
Kraft Foods Inc.	5.375%	2/10/20	35,000	39,091
Kroger Co.	6.400%	8/15/17	5,000	5,914
Kroger Co.	6.800%	12/15/18	11,100	13,439
Life Technologies Corp.	6.000%	3/1/20	5,000	5,622
Lorillard Tobacco Co.	6.875%	5/1/20	6,000	6,438
McKesson Corp.	6.500%	2/15/14	7,100	8,147
Mead Johnson Nutrition Co.	4.900%	11/1/19	7,000	7,631
Medco Health Solutions Inc.	7.125%	3/15/18	5,000	6,127
Medtronic Inc.	4.750%	9/15/15	20,000	22,894
Medtronic Inc.	4.450%	3/15/20	10,000	10,910
Merck & Co. Inc.	4.750%	3/1/15	11,000	12,456
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,340
Merck & Co. Inc.	6.000%	9/15/17	10,000	12,082
Merck & Co. Inc.	5.000%	6/30/19	10,000	11,571
Nabisco Inc.	7.550%	6/15/15	15,000	18,157
Novartis Capital Corp.	4.400%	4/24/20	10,000	11,007
Novartis Securities Investment Ltd.	5.125%	2/10/19	51,794	59,139
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,795
PepsiCo Inc.	3.750%	3/1/14	15,500	16,822
PepsiCo Inc.	5.000%	6/1/18	16,500	18,743
PepsiCo Inc.	7.900%	11/1/18	14,000	18,818
PepsiCo Inc./NC	3.125%	11/1/20	22,000	21,615
Pfizer Inc.	6.200%	3/15/19	74,000	90,715
Philip Morris International Inc.	6.875%	3/17/14	10,000	11,815
Philip Morris International Inc.	5.650%	5/16/18	44,055	51,838
Procter & Gamble Co.	3.500%	2/15/15	27,000	29,498
Procter & Gamble Co.	4.700%	2/15/19	23,000	26,043
Quest Diagnostics Inc.	4.750%	1/30/20	5,000	5,146
Reynolds American Inc.	7.625%	6/1/16	16,655	19,611
5 Roche Holdings Inc.	6.000%	3/1/19	13,500	16,340
Safeway Inc.	6.250%	3/15/14	8,375	9,563
Safeway Inc.	6.350%	8/15/17	3,000	3,500

Safeway Inc.	3.950%	8/15/20	5,000	4,975
St. Jude Medical Inc.	4.875%	7/15/19	10,000	11,173
Stryker Corp.	4.375%	1/15/20	10,000	10,796
Sysco Corp.	5.250%	2/12/18	12,000	13,725
5 Tesco PLC	5.500%	11/15/17	7,000	7,954
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	12,000	12,571
Thermo Fisher Scientific Inc.	5.000%	6/1/15	4,700	5,325
Unilever Capital Corp.	3.650%	2/15/14	6,500	6,996
Whirlpool Corp.	8.600%	5/1/14	5,000	5,950
Wyeth	5.500%	2/15/16	15,000	17,683
Wyeth	5.450%	4/1/17	12,780	14,965
Zimmer Holdings Inc.	4.625%	11/30/19	5,000	5,397

Energy (4.2%)
Anadarko Petroleum Corp.	5.950%	9/15/16	10,500	11,447
Anadarko Petroleum Corp.	6.375%	9/15/17	10,000	11,065
Anadarko Petroleum Corp.	6.950%	6/15/19	19,500	22,117
Apache Corp.	5.625%	1/15/17	4,000	4,659
Apache Corp.	6.900%	9/15/18	3,000	3,752
Baker Hughes Inc.	7.500%	11/15/18	16,845	21,648
BP Capital Markets PLC	3.625%	5/8/14	6,300	6,602
BP Capital Markets PLC	4.750%	3/10/19	13,850	14,792
BP Capital Markets PLC	4.500%	10/1/20	18,000	18,637
Canadian Natural Resources Ltd.	5.700%	5/15/17	9,000	10,454
Canadian Natural Resources Ltd.	5.900%	2/1/18	6,000	7,077
Cenovus Energy Inc.	4.500%	9/15/14	3,500	3,865
Cenovus Energy Inc.	5.700%	10/15/19	3,000	3,551
Chevron Corp.	4.950%	3/3/19	8,300	9,576
ConocoPhillips	5.750%	2/1/19	43,935	52,480
ConocoPhillips	6.000%	1/15/20	15,000	18,401
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,000	3,469
Ecopetrol SA	7.625%	7/23/19	3,000	3,679
Encana Corp.	5.900%	12/1/17	5,570	6,601
Encana Corp.	6.500%	5/15/19	3,000	3,703
5 ENI SPA	4.150%	10/1/20	5,120	5,283
EOG Resources Inc.	5.875%	9/15/17	3,000	3,560
EOG Resources Inc.	5.625%	6/1/19	7,000	8,200
EOG Resources Inc.	4.400%	6/1/20	12,000	13,012
5 GS Caltex Corp.	5.500%	8/25/14	4,000	4,335
5 GS Caltex Corp.	5.500%	10/15/15	6,000	6,527
Halliburton Co.	6.150%	9/15/19	8,000	9,429
Marathon Oil Corp.	5.900%	3/15/18	5,033	5,860
5 Motiva Enterprises LLC	5.750%	1/15/20	10,000	11,533
Nabors Industries Inc.	6.150%	2/15/18	3,000	3,337
Nabors Industries Inc.	9.250%	1/15/19	5,900	7,541
Nexen Inc.	5.650%	5/15/17	3,000	3,400
Nexen Inc.	6.200%	7/30/19	3,000	3,553
Noble Corp.	5.875%	6/1/13	3,000	3,275
Noble Holding International Ltd.	4.900%	8/1/20	9,000	9,906
Petro-Canada	6.050%	5/15/18	11,000	12,937
Pride International Inc.	6.875%	8/15/20	3,000	3,398
Shell International Finance BV	3.100%	6/28/15	12,000	12,727
Shell International Finance BV	4.300%	9/22/19	21,000	22,923
Shell International Finance BV	4.375%	3/25/20	35,000	38,576
Smith International Inc.	9.750%	3/15/19	10,000	14,352
Statoil ASA	3.125%	8/17/17	15,000	15,365
Statoil ASA	5.250%	4/15/19	27,000	31,369

Suncor Energy Inc.	6.100%	6/1/18	5,000	5,909
Talisman Energy Inc.	7.750%	6/1/19	7,000	9,000
Total Capital SA	3.000%	6/24/15	12,000	12,612
Total Capital SA	2.300%	3/15/16	10,000	10,089
Total Capital SA	4.450%	6/24/20	20,000	21,865
Transocean Inc.	5.250%	3/15/13	5,000	5,290
Transocean Inc.	6.000%	3/15/18	10,000	10,826
Transocean Inc.	6.500%	11/15/20	13,000	14,424
Valero Energy Corp.	9.375%	3/15/19	9,200	11,769
Weatherford International Inc.	6.350%	6/15/17	3,000	3,423
Weatherford International Ltd. Bermuda	6.000%	3/15/18	10,000	11,122
Weatherford International Ltd. Bermuda	9.625%	3/1/19	17,500	23,080
XTO Energy Inc.	6.250%	8/1/17	15,000	18,302
XTO Energy Inc.	5.500%	6/15/18	5,500	6,549
XTO Energy Inc.	6.500%	12/15/18	6,250	7,902

Other Industrial (0.2%)
5 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	12,361
5 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	20,000	21,647

Technology (3.3%)
Agilent Technologies Inc.	6.500%	11/1/17	5,950	6,845
Cisco Systems Inc.	5.500%	2/22/16	38,011	45,149
Cisco Systems Inc.	4.950%	2/15/19	32,800	37,350
Cisco Systems Inc.	4.450%	1/15/20	28,000	30,788
Corning Inc.	6.625%	5/15/19	2,000	2,410
Dell Inc.	5.650%	4/15/18	11,750	13,261
Dell Inc.	5.875%	6/15/19	3,250	3,705
Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,676
Equifax Inc.	6.300%	7/1/17	5,000	5,631
Fiserv Inc.	3.125%	10/1/15	5,000	5,126
Fiserv Inc.	6.800%	11/20/17	5,000	5,733
Hewlett-Packard Co.	6.125%	3/1/14	15,000	17,323
Hewlett-Packard Co.	5.500%	3/1/18	7,000	8,197
International Business Machines Corp.	5.700%	9/14/17	54,450	64,763
International Business Machines Corp.	7.625%	10/15/18	22,500	29,845
Intuit Inc.	5.750%	3/15/17	5,000	5,660
Lexmark International Inc.	6.650%	6/1/18	2,000	2,231
Microsoft Corp.	1.625%	9/25/15	25,000	25,061
Microsoft Corp.	4.200%	6/1/19	3,800	4,169
Motorola Inc.	6.000%	11/15/17	10,000	11,079
Nokia Oyj	5.375%	5/15/19	9,500	10,573
Oracle Corp.	5.250%	1/15/16	23,000	26,768
Oracle Corp.	5.750%	4/15/18	35,410	41,966
Oracle Corp.	5.000%	7/8/19	24,000	27,325
5 Oracle Corp.	3.875%	7/15/20	10,000	10,421
Pitney Bowes Inc.	5.000%	3/15/15	10,000	10,824
Pitney Bowes Inc.	5.750%	9/15/17	18,152	19,576
Pitney Bowes Inc.	6.250%	3/15/19	5,000	5,490
Tyco Electronics Group SA	6.550%	10/1/17	7,990	9,303
Xerox Corp.	6.350%	5/15/18	10,000	11,720
Xerox Corp.	5.625%	12/15/19	8,000	8,944

Transportation (1.2%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	714	728
Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,558
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,009

	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,752
	Canadian National Railway Co.	5.550%	5/15/18	5,275	6,160
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	2,830	3,014
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	760	798
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,605	1,838
	Continental Airlines 2002-1 Class G-2 Pass
	Through Trust	6.563%	2/15/12	3,000	3,113
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	2,003	2,044
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	5,000	5,650
	CSX Corp.	7.900%	5/1/17	5,000	6,335
	CSX Corp.	7.375%	2/1/19	10,000	12,540
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	8/10/22	2,673	2,881
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	1,295	1,350
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	6,885	7,712
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	15,000	16,050
5	ERAC USA Finance LLC	6.375%	10/15/17	11,370	13,097
	Greenbrier Cos. Inc.	8.375%	5/15/15	2,540	2,527
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	4,985
[3,4] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.667%	12/15/13	2,674	2,558
3	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.712%	3/15/14	7,150	6,466
3	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.826%	11/15/16	4,765	3,979
5	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,831
	Norfolk Southern Corp.	5.750%	4/1/18	5,655	6,554
4	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	11/1/19	4,817	5,082
	Ryder System Inc.	5.850%	3/1/14	4,000	4,389
	Ryder System Inc.	7.200%	9/1/15	16,000	18,941
	Ryder System Inc.	3.600%	3/1/16	9,755	10,020
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	4,557	5,025
	Union Pacific Corp.	5.750%	11/15/17	2,500	2,905
	Union Pacific Corp.	4.000%	2/1/21	8,000	8,215
	United Parcel Service Inc.	5.125%	4/1/19	7,000	8,188
					5,769,220
Utilities (7.5%)
	Electric (5.6%)
	Ameren Energy Generating Co.	6.300%	4/1/20	4,000	4,025
	Ameren Illinois Co.	6.125%	11/15/17	5,000	5,675
	Ameren Illinois Co.	6.250%	4/1/18	7,625	8,736
	American Water Capital Corp.	6.085%	10/15/17	8,750	10,052
	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	5,896
	Carolina Power & Light Co.	5.300%	1/15/19	16,985	19,656
	Columbus Southern Power Co.	5.500%	3/1/13	10,000	10,967
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,833
	Commonwealth Edison Co.	5.800%	3/15/18	8,500	9,884

	Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,212
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	4,616
	Connecticut Light & Power Co.	5.500%	2/1/19	18,475	21,212
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,713
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	10,000	12,805
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	17,385
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	5,000	5,487
	Consumers Energy Co.	6.125%	3/15/19	5,000	5,920
	Consumers Energy Co.	6.700%	9/15/19	12,790	15,818
	Dayton Power & Light Co.	5.125%	10/1/13	2,275	2,528
	Dominion Resources Inc.	6.000%	11/30/17	5,000	5,928
	Dominion Resources Inc.	6.400%	6/15/18	2,000	2,420
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,286
4	Dominion Resources Inc.	6.300%	9/30/66	10,990	10,557
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	7,029
	Duke Energy Carolinas LLC	4.300%	6/15/20	10,000	10,851
	Duke Energy Indiana Inc.	3.750%	7/15/20	5,000	5,159
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,839
5	EDP Finance BV	6.000%	2/2/18	6,000	6,227
5	EDP Finance BV	4.900%	10/1/19	5,000	4,838
5	Enel Finance International SA	5.125%	10/7/19	13,000	14,055
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,630
	Exelon Corp.	4.900%	6/15/15	10,000	11,041
	FirstEnergy Corp.	6.450%	11/15/11	50	52
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,412
	Florida Power Corp.	5.800%	9/15/17	8,201	9,693
	Florida Power Corp.	5.650%	6/15/18	11,915	13,995
[4,5] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,596	5,785
	FPL Group Capital Inc.	6.000%	3/1/19	17,976	20,898
4	FPL Group Capital Inc.	6.350%	10/1/66	10,850	10,667
	Georgia Power Co.	5.700%	6/1/17	4,300	5,058
	Georgia Power Co.	5.400%	6/1/18	5,000	5,803
[4,5] GWF Energy LLC		6.131%	12/30/11	529	537
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,112
5	ITC Holdings Corp.	6.050%	1/31/18	20,000	22,986
5	Kansas Gas & Electric	6.700%	6/15/19	3,000	3,629
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,159
	Midamerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,795
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	5,000	5,443
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	5,000	5,006
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	17,691	20,253
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	15,380	21,951
	Nevada Power Co.	6.500%	5/15/18	9,131	10,943
	Nevada Power Co.	6.500%	8/1/18	3,662	4,368
	Nevada Power Co.	7.125%	3/15/19	5,000	6,197
5	Niagara Mohawk Power Corp.	4.881%	8/15/19	7,000	7,630
	Nisource Finance Corp.	6.800%	1/15/19	1,500	1,772
	Northeast Utilities	7.250%	4/1/12	4,620	4,983
	NSTAR	4.500%	11/15/19	7,000	7,645
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,529
	Ohio Power Co.	4.850%	1/15/14	5,000	5,432
	Ohio Power Co.	6.000%	6/1/16	4,000	4,689
	Pacific Gas & Electric Co.	5.625%	11/30/17	15,400	17,787
	Pacific Gas & Electric Co.	8.250%	10/15/18	7,695	10,396

Pacific Gas & Electric Co.	3.500%	10/1/20	25,000	25,182
PacifiCorp	5.650%	7/15/18	15,000	17,814
PacifiCorp	5.500%	1/15/19	11,215	13,140
Peco Energy Co.	5.950%	11/1/11	15,000	15,763
Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,911
PG&E Corp.	5.750%	4/1/14	10,650	11,999
Portland General Electric Co.	6.100%	4/15/19	3,000	3,610
Potomac Electric Power Co.	4.950%	11/15/13	5,465	6,094
4 PPL Capital Funding Inc.	6.700%	3/30/67	15,000	14,448
Progress Energy Inc.	7.100%	3/1/11	516	527
Progress Energy Inc.	5.625%	1/15/16	21,407	24,595
PSEG Power LLC	5.125%	4/15/20	4,000	4,360
Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,938
Public Service Co. of Colorado	5.800%	8/1/18	5,200	6,214
Public Service Co. of Colorado	5.125%	6/1/19	5,500	6,328
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,436
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,158
Sierra Pacific Power Co.	6.000%	5/15/16	10,000	11,687
South Carolina Electric & Gas Co.	6.500%	11/1/18	13,105	16,216
Southern California Edison Co.	5.750%	3/15/14	23,157	26,716
Southern California Edison Co.	5.000%	1/15/16	4,000	4,611
Southern California Edison Co.	5.500%	8/15/18	4,625	5,453
Southern Power Co.	4.875%	7/15/15	6,500	7,319
5 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	16,395
Tampa Electric Co.	6.375%	8/15/12	2,193	2,384
Tampa Electric Co.	6.100%	5/15/18	4,000	4,709
TransAlta Corp.	6.650%	5/15/18	5,000	5,868
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,007
5 United Energy Distribution Holdings Pty Ltd.	4.700%	4/15/11	10,000	10,133
Virginia Electric and Power Co.	5.950%	9/15/17	15,000	17,858
Virginia Electric and Power Co.	5.400%	4/30/18	16,615	19,258
4 Wisconsin Energy Corp.	6.250%	5/15/67	25,000	24,720
Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,837
Xcel Energy Inc.	4.700%	5/15/20	5,000	5,478

Natural Gas (1.9%)
AGL Capital Corp.	5.250%	8/15/19	3,000	3,308
Atmos Energy Corp.	4.950%	10/15/14	6,420	7,082
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,498
El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,256
Enbridge Energy Partners LP	6.500%	4/15/18	5,000	5,900
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,740
4 Enbridge Energy Partners LP	8.050%	10/1/37	3,280	3,356
Enbridge Inc.	5.800%	6/15/14	10,000	11,448
Energy Transfer Partners LP	5.950%	2/1/15	2,769	3,098
Energy Transfer Partners LP	9.700%	3/15/19	5,000	6,606
Energy Transfer Partners LP	9.000%	4/15/19	5,000	6,380
Enterprise Products Operating LLC	5.650%	4/1/13	16,975	18,531
Enterprise Products Operating LLC	9.750%	1/31/14	7,000	8,644
Enterprise Products Operating LLC	6.650%	4/15/18	15,000	17,632
Enterprise Products Operating LLC	5.200%	9/1/20	5,000	5,457
4 Enterprise Products Operating LLC	8.375%	8/1/66	5,850	6,182
EQT Corp.	6.500%	4/1/18	15,000	16,961
5 Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	8,100
5 Gulfstream Natural Gas System LLC	5.560%	11/1/15	8,500	9,566
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,000	11,348
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	7,066
Magellan Midstream Partners LP	6.400%	7/15/18	5,000	5,838

Magellan Midstream Partners LP	6.550%	7/15/19	10,000	11,848
National Grid PLC	6.300%	8/1/16	7,000	8,312
5 NGPL PipeCo LLC	7.119%	12/15/17	10,000	11,279
Northwest Pipeline GP	5.950%	4/15/17	5,000	5,763
ONEOK Partners LP	6.150%	10/1/16	10,000	11,784
ONEOK Partners LP	8.625%	3/1/19	2,000	2,606
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	5,000	5,533
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	7,000	7,397
Southern California Gas Co.	5.500%	3/15/14	8,179	9,278
4 Southern Union Co.	7.200%	11/1/66	5,175	4,774
TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	15,822
TransCanada PipeLines Ltd.	7.125%	1/15/19	5,450	6,954
TransCanada PipeLines Ltd.	3.800%	10/1/20	16,000	16,450
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	3,837
Williams Partners LP	5.250%	3/15/20	10,000	10,901
				1,201,586
Total Corporate Bonds (Cost $11,100,297)				12,334,073
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
5 Abu Dhabi Government International Bond	6.750%	4/8/19	2,000	2,420
5 Abu Dhabi National Energy Co.	6.165%	10/25/17	2,000	2,134
5 AK Transneft OJSC Via TransCapitalInvest
Ltd.	5.670%	3/5/14	3,450	3,677
5 Bahrain Government International Bond	5.500%	3/31/20	3,300	3,465
5 Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	3,000	3,470
5 Bank of China Hong Kong Ltd.	5.550%	2/11/20	1,500	1,570
Brazilian Government International Bond	5.875%	1/15/19	1,500	1,781
Brazilian Government International Bond	4.875%	1/22/21	9,500	10,535
China Development Bank Corp.	5.000%	10/15/15	1,500	1,692
Colombia Government International Bond	7.375%	3/18/19	2,000	2,556
Corp Andina de Fomento	3.750%	1/15/16	2,500	2,534
5 Corp Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,478
5 Croatia Government International Bond	6.750%	11/5/19	2,500	2,856
Eksportfinans ASA	2.000%	9/15/15	950	960
5 Empresa Nacional del Petroleo	6.250%	7/8/19	2,000	2,231
European Investment Bank	5.125%	5/30/17	7,500	8,821
Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,347
Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,119
Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,608
5 Gazprom Via Gaz Capital SA	6.212%	11/22/16	1,875	1,999
Hungary Government International Bond	4.750%	2/3/15	1,000	1,047
Hungary Government International Bond	6.250%	1/29/20	1,500	1,635
5 Industrial Bank of Korea	7.125%	4/23/14	2,700	3,108
Israel Government International Bond	5.125%	3/26/19	6,550	7,279
8 Japan Finance Corp.	1.875%	9/24/15	400	404
Korea Development Bank	8.000%	1/23/14	5,000	5,872
5 Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,273
Korea Finance Corp.	3.250%	9/20/16	1,000	995
9 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	7,500	8,284
9 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	6,000	5,994
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	3,000	3,231
Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,500	1,513
5 Lithuania Government International Bond	5.125%	9/14/17	750	769
5 MDC-GMTN B.V.	7.625%	5/6/19	2,000	2,412
Mexico Government International Bond	5.625%	1/15/17	10,000	11,621
Mexico Government International Bond	5.950%	3/19/19	2,000	2,365

	Mexico Government International Bond	5.125%	1/15/20	14,000	15,773
	Panama Government International Bond	7.250%	3/15/15	7,500	9,076
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,586
	Peruvian Government International Bond	9.125%	2/21/12	4,000	4,410
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	4,500	5,036
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,000	7,781
	Petroleos Mexicanos	4.875%	3/15/15	3,000	3,243
	Petroleos Mexicanos	6.000%	3/5/20	2,000	2,248
	Petroleos Mexicanos	5.500%	1/21/21	2,000	2,165
[4,5] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	3,800	3,936
5	Petronas Capital Ltd.	7.000%	5/22/12	3,000	3,258
5	Petronas Capital Ltd.	5.250%	8/12/19	4,000	4,457
[4,5] PF Export Receivables Master Trust		3.748%	6/1/13	1,116	1,109
[4,5] PF Export Receivables Master Trust		6.436%	6/1/15	2,476	2,610
	Poland Government International Bond	3.875%	7/16/15	3,000	3,172
	Poland Government International Bond	6.375%	7/15/19	5,000	6,019
	Province of Ontario Canada	1.875%	9/15/15	3,575	3,621
	Province of Ontario Canada	4.000%	10/7/19	7,500	8,016
5	Qatar Government International Bond	6.550%	4/9/19	2,000	2,391
5	Qatar Government International Bond	5.250%	1/20/20	3,250	3,562
5,1
0 Qatari Diar Finance QSC		3.500%	7/21/15	1,500	1,536
5	Qtel International Finance Ltd.	7.875%	6/10/19	3,500	4,303
5	Qtel International Finance Ltd.	4.750%	2/16/21	4,500	4,496
[4,5] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	2,422	2,637
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	3,022
	Republic of Italy	3.125%	1/26/15	2,500	2,573
	Republic of Italy	4.750%	1/25/16	3,000	3,245
	Republic of Korea	4.250%	6/1/13	5,000	5,311
	Republic of Korea	7.125%	4/16/19	3,000	3,787
	South Africa Government International Bond	5.500%	3/9/20	7,000	7,910
5	TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,868
Total Sovereign Bonds (Cost $243,084)					263,212
Taxable Municipal Bonds (0.4%)
	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)	4.750%	5/1/19	1,850	2,067
	California GO	5.750%	3/1/17	10,000	10,951
	Florida Hurricane Catastrophe Fund Finance
	Corp. Rev.	1.036%	10/15/12	14,210	13,797
	Louisiana Local Govt. Environmental Fac. &
	Community Dev. Auth. Rev.	3.220%	2/1/21	12,000	12,344
	Louisiana Local Govt. Environmental Fac. &
	Community Dev. Auth. Rev.	3.450%	2/1/22	5,475	5,644
	Maryland Health & Higher Educ. Fac Auth.
	Rev. (Johns Hopkins Univ.)	5.250%	7/1/19	1,400	1,617
	New York City NY IDA Special Fac. Rev.
	(American Airlines)	7.500%	8/1/16	1,825	1,917
	New York City NY Transitional Finance Auth. Rev.	5.508%	8/1/37	9,025	8,942
	North Texas Tollway Auth. Rev.	6.718%	1/1/49	4,500	4,627
	San Diego County CA Water Auth.	6.138%	5/1/49	2,850	3,090
Total Taxable Municipal Bonds (Cost $64,344)					64,996
				Shares
Convertible Preferred Stock (0.0%)
6	Lehman Brothers Holdings Inc. Pfd. (Cost $8,740)	7.250%		8,740	8
Preferred Stocks (0.1%)
	Southern California Edison Co. Pfd.	5.349%		50,316	5,104
	Axis Capital Holdings Ltd. Pfd.	7.500%		50,000	4,572

Goldman Sachs Group Inc. Pfd.	4.000%	167,540	3,748
Santander Finance Preferred SA Unipersonal Pfd.	10.500%	90,590	2,619
Aspen Insurance Holdings Ltd. Pfd.	7.401%	76,950	1,866
Total Preferred Stocks (Cost $18,946)			17,909
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
[11] Vanguard Market Liquidity Fund (Cost $508,098)	0.237%	508,097,936	508,098
Total Investments (98.6%) (Cost $14,367,825)			15,726,953
Other Assets and Liabilities-Net (1.4%)			217,669
Net Assets (100%)			15,944,622

1 Securities with a value of $11,187,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $1,747,097,000, representing 11.0% of net assets.
6 Non-income-producing security--security in default.
7 Non-income-producing security—issuer has suspended all payments until February 1, 2012.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the State of Qatar.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Intermediate-Term Investment-Grade Fund

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2010	4,643	564,487	4,141
10-Year U.S. Treasury Note	December 2010	4,356	550,081	(124)
30-Year U.S. Treasury Bond	December 2010	(1,910)	(250,091)	(2,012)
2-Year U.S. Treasury Note	December 2010	(1,125)	(247,483)	(687)
Ultra Long U.S. Treasury Bond	December 2010	657	88,592	(767)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap

Intermediate-Term Investment-Grade Fund

terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2010, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao Vizcaya
Argentaria SA/Aa2	9/20/15	BARC	11,000	461	1.000	94
Bank of America Corp./A2	3/20/15	DBAG	4,400	101	1.000	(30)
Bank of America Corp./A2	9/20/15	RBS	2,200	71	1.000	(5)
Burlington Northern/Baa1	6/20/12	DBAG	5,000	—	0.400	23
HSBC/A3	3/20/14	BOANA	28,000	—	6.200	4,893
Johnson & Johnson/Aaa	9/20/12	UBSAG	2,160	—	0.080	(6)
Johnson & Johnson/Aaa	9/20/12	GSCM	5,400	—	0.070	(16)
Metlife Inc./A2	3/20/15	DBAG	18,000	1,086	1.000	448
Credit Protection Purchased
Bank of America Corp.	12/20/14	DBAG	5,800	(73)	(1.000)	100
Bank of America Corp.	12/20/14	BARC	5,800	(68)	(1.000)	104
CDX.NA.IG15.V1	12/20/15	BARC	32,440	36	(1.000)	(56)
Goldman, Sachs & Co.	12/20/11	DBAG	10,000	19	(1.000)	(26)
Marsh & McLennan Co.	6/20/14	DBAG	10,000	135	(1.000)	122
Morgan Stanley	9/20/15	BARC	4,400	(242)	(1.000)	(111)
Morgan Stanley	9/20/18	BOANA	10,000	—	(1.000)	(542)
Morgan Stanley	9/20/18	UBSAG	10,000	(1,152)	(2.000)	(240)
Wells Fargo	12/20/11	DBAG	10,000	53	(1.000)	6
Wells Fargo	3/20/15	GSCM	4,400	(37)	(1.000)	(16)

Intermediate-Term Investment-Grade Fund

4,742

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
RBS—Royal Bank of Scotland Group.
UBSAG—UBS AG.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest	Unrealized
Date		Amount	Rate Received	Rate Received	Appreciation
		($000)	(Paid)	(Paid) (%)	(Depreciation)
			(%)		($000)
11/15/10	GSCM	1,230	0.630	(0.260) [2]	—
12/15/10	WFC	8,300	1.020	(0.260) [2]	8
1/15/11	WFC	16,700	1.030	(0.260) [2]	25
1/18/11	BOANA	3,000	0.740	(0.260) [2]	3
4/12/11	GSCM	16,931	0.330	(0.290) [3]	1
5/16/11	BOANA	1,500	0.940	(0.260) [2]	5
7/15/11	WFC	2,200	1.270	(0.260) [2]	15
7/15/11	GSCM	1,900	1.240	(0.260) [2]	13
7/15/11	WFC	4,300	1.320	(0.260) [2]	31
7/15/11	GSCM	1,540	1.090	(0.260) [2]	8
7/15/11	BOANA	4,220	1.090	(0.260) [2]	23
8/15/11	GSCM	1,500	1.090	(0.260) [2]	9
8/15/11	BOANA	5,800	0.830	(0.260) [2]	24
8/15/11	WFC	2,500	0.740	(0.260) [2]	8
9/15/11	BOANA	10,700	0.840	(0.260) [2]	49
10/6/11	BARC	6,600	1.720	(0.260) [2]	86
11/15/11	WFC	2,800	0.610	(0.260) [2]	9
12/6/11	WFC	2,840	2.020	(0.290) [3]	51
1/15/12	WFC	4,550	1.380	(0.260) [2]	57
1/15/12	WFC	4,900	1.230	(0.260) [2]	52
1/15/12	WFC	1,755	1.150	(0.260) [2]	17
1/15/12	WFC	1,740	1.080	(0.260) [2]	15
1/15/12	WFC	160	1.050	(0.260) [2]	1
1/15/12	WFC	4,300	1.060	(0.260) [2]	37
2/15/12	GSCM	450	0.690	(0.260) [2]	2
4/15/12	WFC	6,300	1.540	(0.260) [2]	107
5/15/12	GSCM	2,100	1.710	(0.260) [2]	43
5/15/12	BOANA	875	1.350	(0.260) [2]	13
5/15/12	WFC	5,700	1.260	(0.260) [2]	77

Intermediate-Term Investment-Grade Fund

5/15/12	WFC	14,300	1.140	(0.260) [2]	166
6/15/12	JPMC	1,160	1.350	(0.260) [2]	18
7/15/12	WFC	19,800	1.600	(0.260) [2]	403
7/15/12	GSCM	14,980	1.610	(0.260) [2]	309
7/15/12	GSCM	8,000	1.730	(0.260) [2]	182
7/15/12	BARC	16,105	1.680	(0.260) [2]	352
7/15/12	WFC	1,485	1.450	(0.260) [2]	27
7/15/12	WFC	4,085	1.450	(0.260) [2]	73
7/15/12	JPMC	11,950	1.370	(0.260) [2]	198
7/16/12	WFC	1,270	1.590	(0.260) [2]	26
8/15/12	WFC	13,850	1.850	(0.260) [2]	355
8/15/12	JPMC	5,275	1.440	(0.260) [2]	98
9/6/12	GSCM	24,056	2.070	(0.260) [2]	735
9/6/12	BOANA	30,556	2.070	(0.260) [2]	929
9/15/12	GSCM	22,400	1.860	(0.260) [2]	603
10/15/12	BOANA	10,550	1.750	(0.260) [2]	272
11/15/12	GSCM	10,100	1.800	(0.260) [2]	279
11/15/12	BARC	6,200	1.950	(0.260) [2]	190
11/15/12	WFC	3,970	1.810	(0.260) [2]	111
12/6/12	BARC	15,500	2.330	(0.290) [3]	585
12/15/12	BOANA	7,000	2.210	(0.290) [3]	249
12/15/12	WFC	18,000	1.820	(0.260) [2]	521
12/15/12	WFC	7,280	1.760	(0.260) [2]	202
12/15/12	WFC	37,130	1.720	(0.260) [2]	991
12/17/12	WFC	14,500	2.260	(0.290) [3]	533
12/17/12	WFC	9,700	1.990	(0.290) [3]	301
1/15/13	WFC	16,750	1.720	(0.260) [2]	462
1/15/13	WFC	15,000	1.770	(0.290) [3]	406
2/15/13	WFC	11,800	1.710	(0.260) [2]	328
2/15/13	WFC	725	1.890	(0.260) [2]	23
2/15/13	WFC	10,170	1.730	(0.260) [2]	287
2/15/13	WFC	234	0.800	(0.260) [2]	2
2/20/13	WFC	6,220	1.930	(0.260) [2]	205
2/20/13	WFC	5,135	0.800	(0.260) [2]	37
3/15/13	WFC	11,750	1.900	(0.260) [2]	388
3/15/13	WFC	1,200	2.100	(0.260) [2]	45
3/15/13	WFC	3,200	2.170	(0.260) [2]	126
3/15/13	JPMC	13,950	1.720	(0.260) [2]	403
7/15/13	BARC	7,000	2.530	(0.260) [2]	367
7/15/13	BOANA	25,000	2.190	(0.260) [2]	1,083
9/15/13	WFC	7,900	1.950	(0.260) [2]	300

Intermediate-Term Investment-Grade Fund

9/15/13	GSCM	12,000	1.250	(0.260) [2]	217
9/15/13	WFC	4,374	0.700	(0.250) [2]	10
10/15/13	WFC	3,430	1.020	(0.260) [2]	38
11/17/13	JPMC	3,600	2.170	(0.260) [2]	163
12/1/13	GSCM	29,608	2.580	(0.300) [3]	1,654
12/1/13	WFC	15,786	2.580	(0.300) [3]	881
12/1/13	GSCM	41,858	2.580	(0.300) [3]	2,338
1/6/14	WFC	10,000	2.430	(0.260) [2]	541
3/6/14	GSCM	24,902	2.450	(0.260) [2]	1,385
3/15/14	WFC	7,500	2.660	(0.260) [2]	471
3/15/14	WFC	3,500	2.210	(0.260) [2]	167
4/15/14	WFC	14,000	2.210	(0.260) [2]	669
5/15/14	GSCM	1,250	2.300	(0.260) [2]	64
5/15/14	GSCM	1,000	1.530	(0.260) [2]	24
5/16/14	WFC	10,800	1.080	(0.380) [3]	65
6/15/14	WFC	4,400	2.340	(0.260) [2]	232
6/16/14	WFC	40	2.580	(0.260) [2]	2
7/15/14	WFC	8,000	2.310	(0.260) [2]	413
8/15/14	WFC	12,750	2.680	(0.260) [2]	838
10/15/14	WFC	6,455	1.130	(0.260) [2]	39
2/15/15	BOANA	2,790	1.800	(0.260) [2]	81
2/15/15	WFC	8,600	1.630	(0.260) [2]	191
2/17/15	GSCM	62,450	2.560	(0.370) [3]	3,628
3/24/15	GSCM	1,520	2.910	(0.260) [2]	116
8/15/15	GSCM	57,710	1.590	(0.260) [2]	814
9/15/15	UBSAG	70,000	1.630	(0.260) [2]	1,053
10/21/15	WFC	43,000	1.490	(0.280) [3]	138
6/1/16	WFC	6,225	2.910	(0.300) [3]	429
8/15/16	GSCM	6,270	3.080	(0.260) [2]	504
10/25/16	WFC	25,700	1.710	(0.290) [3]	(85)
12/15/16	WFC	11,300	3.370	(0.290) [3]	1,034
12/15/16	JPMC	3,111	2.510	(0.290) [3]	127
1/15/17	BARC	1,130	2.970	(0.260) [2]	80
2/15/17	WFC	43,000	3.370	(0.260) [2]	4,060
2/15/17	GSCM	16,200	3.430	(0.260) [2]	1,588
2/15/17	BARC	1,490	3.180	(0.260) [2]	123
2/15/17	WFC	950	2.410	(0.260) [2]	34
2/15/17	WFC	5,700	2.410	(0.260) [2]	206
2/15/17	BARC	1,145	2.290	(0.260) [2]	33
2/15/17	BOANA	58,800	1.880	(0.260) [2]	239
6/15/17	GSCM	4,160	3.490	(0.260) [2]	416

Intermediate-Term Investment-Grade Fund

6/15/17	BARC	2,050	3.470	(0.260) [2]	202
6/15/17	BOANA	10,000	3.310	(0.260) [2]	885
9/15/17	GSCM	24,600	3.520	(0.260) [2]	2,456
9/15/17	BARC	5,400	3.360	(0.260) [2]	484
9/15/17	GSCM	14,800	2.530	(0.260) [2]	522
9/15/17	WFC	1,900	2.350	(0.260) [2]	44
4/25/20	JPMC	35,700	3.020	(0.290) [3]	1,277
					44,849

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps
			Floating
			Interest Rate	Unrealized
		Notional	Received	Appreciation
		Amount	(Paid)	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	(%)[2]	($000)
Commercial Mortgage-Backed Securities
Index
11/1/10	BARC	22,225	(0.260)	----
12/1/10	BARC	25,425	(0.260)	1,755
1/1/11	BARC	10,500	(0.260)	557
2/1/11	BARC	7,550	(0.260)	240
3/1/11	BARC	3,800	(0.260)	81
4/1/11	BARC	10,800	(0.260)	59
				2,692

1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Investment-Grade Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	203,578	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,335,079	—
Corporate Bonds	—	12,334,073	—
Sovereign Bonds	—	263,212	—
Taxable Municipal Bonds	—	64,996	—
Convertible Preferred Stocks	8	—	—
Preferred Stocks	17,909	—	—
Temporary Cash Investments	508,098	—	—
Futures Contracts—Assets[1]	5,369	—	—
Futures Contracts—Liabilities[1]	(2,373)	—	—
Swap Contracts—Assets	—	53,416	—
Swap Contracts—Liabilities	—	(1,133)	—
Total	529,011	15,253,221	—
1 Represents variation margin on the last day of the reporting period.

E. At October 31, 2010, the cost of investment securities for tax purposes was $14,373,471,000. Net unrealized appreciation of investment securities for tax purposes was $1,353,482,000, consisting of unrealized gains of $1,471,934,000 on securities that had risen in value since their purchase and $118,452,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.